UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number     811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

            (Address of principal executive offices)            (Zip code)

Art Ally, The Timothy Plan

1055 Maitland Center Commons, Maitland, FL 32751

                                         (Name and address of agent for service)

Registrant’s telephone number, including area code:         800-846-7526

Date of fiscal year end:   9/30

Date of reporting period: 9/30/13

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

The Registrant’s audited annual financial reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are as follows:

ANNUAL REPORT

September 30, 2013

TIMOTHY PLAN FAMILY OF FUNDS

Letter from the President

September 30, 2013

Arthur D. Ally

Dear Shareholder,

As you review the details on the following pages, you should be pleased to see that all of our funds turned in, in our opinion, anywhere from respectable to good performance for the twelve months of our past fiscal year (10-1-12 thru 9-30-13). Of course, as you probably know, past performance does not guarantee future results.

However as I reported last year, although we cannot guarantee any actual outcome, I remain confident that all of our sub-advisors remain, in our opinion, among the best in the industry and they each continue to honor our overall policy that they manage their respective funds both in accordance with our screening restrictions and with a conservative bias.

Please find each of our sub-advisors’ annual review letters along with their economic outlook in the pages that follow.

Finally, I would once again like to thank you for your moral convictions that led you to becoming part of the Timothy Plan Family.

Yours in Christ,

ARTHUR D. ALLY,

President

Timothy Plan Fund Performance

[2]

Letter from the Manager

September 30, 2013

Aggressive Growth Fund

We are pleased to report that the Aggressive Growth fund advanced 29% over the last 12 months ending September 30, 2013. This is a 1.5 percentage-point outperformance against our benchmark, the Russell Midcap Growth index, which rose 27.5% over the same period.

In a similar script to the analogous period last year, we are somewhat surprised at the strength of the overall market exhibited in the trailing twelve-month period. It has been driven by a combination of the removal – or tempering – of some key concerns, like the Fiscal Cliff, Europe’s sovereign debt crisis, budget battles, “tapering”, Syria, etc., as well as the emergence of some positives. Those positives include a solid rebound in housing, meaningful improvement in labor conditions (though far from targeted levels), the appointment of a new Fed chairperson, and of course, the continuation of Q.E. As Q.E. is gradually removed, however, the market might be challenged to maintain current levels, judging from what we saw last spring/summer just from the talk of tapering.

For the portfolio, there has been no change to our time-tested, bottom-up fundamental approach to managing small and mid-cap growth investments, although we have increased our turnover around market rallies and pullbacks. Our commitment to identifying quality investments at a time of unprecedented challenges is unaltered and should be rewarded as leading companies gain market share, protect margins, and manage ample capital for shareholder benefit over time.

CHARTWELL INVESTMENT PARTNERS, L.P.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[3]

Fund Performance | Aggressive Growth

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Aggressive Growth Fund - Class A (With Sales Charge)	19.84%	10.30%	6.61%
Russell Mid-Cap Growth Index	27.53%	13.92%	10.16%
Timothy Aggressive Growth Fund - Class C *	25.82%	10.76%	5.60%	(a)
Russell Mid-Cap Growth Index	27.53%	13.92%	8.88%	(a)
Timothy Aggressive Growth Fund - Class I	N/A	N/A	1.58%	(b)
Russell Mid-Cap Growth Index	N/A	N/A	1.06%	(b)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Aggressive Growth Fund vs. Russell Mid-Cap Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Russell Mid-Cap Growth Index on September 30, 2003 and held through September 30, 2013. The Russell Mid-Cap Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[4]

Letter from the Manager

September 30, 2013

International Fund

The Fund navigated well through a period that included significant changes from monetary policy in Japan, the improving fortunes of European economies, the worries over Chinese growth, and the looming Fed decision of whether to reduce its bond buying program, or tapering as it is more commonly referred.

Japan’s Prime Minister Shinzo Abe announced a major sea change for Japanese monetary policy during the 4th quarter of 2012 and into the first few months of 2013, which translated to a sharp rally in Japanese equities. With the goal of doubling the monetary base and aiming to reach a level of inflation of 2%, the markets cheered the new targets. As time passed, the third leg of PM Abe’s strategy, that of structural reforms, proved to be a longer term more difficult task leading Japanese stocks to give back some of their earlier gains. With better than expected economic data from China and data suggesting the Eurozone had finally clawed its way back from a six quarter long recession, European and emerging markets appeared to take over leadership from Japanese stocks in the third quarter of 2013 leading to broader gains in equity prices in those regions.

Sector allocation proved more difficult for the Fund during this period while stock selection was more neutral to performance. Underweight positions in the Fund to the Financials and Consumer Discretionary sectors hurt performance as those two sectors performed well on the back of better than expected economic news in Europe and China. An underweight to the Utilities sector added to performance as utilities in Europe struggled to keep up with benchmark returns on the back of weak electricity prices and bloated balance sheets. On the stock selection front, the portfolio had great attribution from individual stocks in the Consumer Discretionary and Industrials sectors. In particular in Discretionary was the portfolio’s exposure to auto parts companies Valeo SA in Europe and Magna Int’l in Canada which rallied on the back of rising margins and improving auto demand. In Industrials, good stock performance was led by Canadian Pacific, a rail company that is focusing on improving capital returns and from Copa Airlines, a Latin American airline benefitting from capacity expansions and growth in number of passengers.

The Fund added exposure to Japan and companies benefitting from the European recovery through this period and maintains a good allocation to both regions. Valuations are attractive in several parts of the world including Europe and the emerging markets and the Fund continues to have exposures to these areas. Global economic growth should perform better in 2014 than 2013 as Japan and Europe add to the recovery while growth in the emerging economies is likely to remain volatile but at high levels throughout the coming year.

EAGLE GLOBAL ADVISORS, LLC

Timothy Plan Fund Performance

[5]

Fund Performance | International

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Return Since Inception
Timothy International Fund - Class A (With Sales Charge)	12.63%	2.08%	-1.88%	(a)
MSCI EAFE Index	20.35%	3.20%	-3.18%	(a)
Timothy International Fund - Class C *	18.32%	2.47%	-1.77%	(a)
MSCI EAFE Index	20.35%	3.20%	-3.18%	(a)
Timothy International Fund - Class I	N/A	N/A	2.25%	(b)
MSCI EAFE Index	N/A	N/A	4.39%	(b)

(a)	For the period May 3, 2007 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan International Fund vs. MSCI EAFE Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the MSCI EAFE Index on May 3, 2007 and held through September 30, 2013. The MSCI EAFE Index is a widely recognized unmanaged index of equity prices and is representative of equity market performance of developed countries, excluding the U.S. and Canada. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[6]

Letter from the Manager

September 30, 2013

Large/Mid Cap Growth Fund

We are pleased to report that the fund advanced 23.7% over the last 12 months ending September 30, 2013, outpacing the return of the benchmark, the Russell Growth Index, by 4.4 percentage points (R1G +19.3%) for the same period.

In a similar script to the analogous period last year, we are somewhat surprised at the strength of the overall market exhibited in the trailing twelve-month period. It has been driven by a combination of the removal – or tempering – of some key concerns, like the Fiscal Cliff, Europe’s sovereign debt crisis, budget battles, “tapering”, Syria, etc., as well as the emergence of some positives. Those positives include a solid rebound in housing, meaningful improvement in labor conditions (though far from targeted levels), the appointment of a new Fed chairperson, and of course, the continuation of Q.E. As Q.E. is gradually removed, however, the market might be challenged to maintain current levels, judging from what we saw last spring/summer just from the talk of tapering.

For the portfolio, there has been no change to our time-tested, bottom up fundamental approach to managing large and mid-cap growth investments, although we have increased our turnover around market rallies and pullbacks. Our commitment to identifying quality investments at a time of unprecedented challenges is unaltered and should be rewarded as leading companies gain market share, protect margins, and manage ample capital for shareholder benefit over time.

CHARTWELL INVESTMENT PARTNERS, L.P.

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[7]

Fund Performance | Large/Mid Cap Growth

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Large/Mid Cap Growth Fund - Class A (With Sales Charge)	15.00%	9.54%	6.18%
Russell 1000 Growth Index	19.27%	12.07%	7.82%
Timothy Large/Mid Cap Growth Fund - Class C *	20.74%	9.96%	4.37%	(a)
Russell 1000 Growth Index	19.27%	12.07%	6.74%	(a)
Timothy Large/Mid Cap Growth Fund - Class I	N/A	N/A	0.72%	(b)
Russell 1000 Growth Index	N/A	N/A	1.22%	(b)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Large/Mid Cap Growth Fund vs. Russell 1000 Growth Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Russell 1000 Growth Index on September 30, 2003 and held through September 30, 2013. The Russell 1000 Growth Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[8]

Letter from the Manager

September 30, 2013

Small Cap Value Fund

We are pleased to provide you with our report for the Timothy Plan Small-Cap Value Fund for the twelve months ending September 30, 2013 and would like to thank you for entrusting your assets with us.

Over the past twelve months equity markets, while withstanding a brief correction in late 2012, generally moved higher beginning in November 2012. Equity markets then moved forward and generally produced strong gain throughout the rest of fiscal 2013, propelled higher by rising investor confidence. Confidence was fueled by improving US economic data, relative stability in the US fiscal situation, better than expected 4Q corporate earnings, and assurances of continued stimulus to be provided by central banks around the globe.

For the twelve months ending September 30, 2013, the Timothy Plan Small-Cap Value Fund again produced a strong return of 39.9%, while the Russell 2000 Index produced a return of 30.1%. Smaller market capitalization company stocks, which tend to have revenues that are more sensitive to the business cycle, outperformed the broad US market. Security selection was the primary driver of relative outperformance and centered in the Energy, Materials & Processing, Producer Durables and Technology sectors. Optimism aided the performance of economically- sensitive companies. Specifically, KapStone Paper and Packaging Corp., US Silica Holdings Inc. and Roadrunner Transportation Systems Inc. surged along with an improvement in investor sentiment and confidence in the U.S. economy. Energy holdings Bonanza Creek Energy Inc. and Matrix Service Co. surged along with rising crude oil prices.

Security selection in Health Care coupled with an overweight in REITs and an underweight in Consumer Discretionary detracted from relative performance. The Health Care index sector outperformed the market and our holdings failed to keep pace. Specifically, Natus Medical Inc. fell on concerns of spending cuts for hospitals while Orthofix International suffered on the news they canceled their earnings call and announced that they found some accounting irregularities. Other detractors included Children’s Place Retail Stores Inc. due to concerns about the impact of Hurricane Sandy, as 31% of the company’s business will be impacted by the storm and Matador Resources Co., which reported disappointing well results in the Eagle Ford field.

Investors have sought out economically-sensitive and global firms during much of the fiscal year, while the safe-haven, high-yielding securities led the market during times of uncertainty, such as in the 2nd quarter. We have historically outperformed for many years following an economic recovery, and even though the recovery has taken longer due to the depth of the financial crisis, we are pleased that our small-cap strategy has performed well. As we take on the next fiscal year, we will, as long-term investors, remain disciplined, keep emotions in check and be opportunistic.

We thank you for your continued confidence in the Westwood process and investment teams and we look forward to serving your investment needs through the years ahead.

WESTWOOD MANAGEMENT CORPORATION

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[9]

Fund Performance | Small Cap Value

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Small Cap Value Fund - Class A (With Sales Charge)	30.36%	9.59%	8.62%
Russell 2000 Index	30.06%	11.15%	9.64%
Timothy Small Cap Value Fund - Class C *	36.98%	10.00%	6.90%	(a)
Russell 2000 Index	30.06%	11.15%	7.99%	(a)
Timothy Small Cap Value Fund - Class I	N/A	N/A	3.10%	(b)
Russell 2000 Index	N/A	N/A	1.58%	(b)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Small Cap Value Fund vs. Russell 2000 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Russell 2000 Index on September 30, 2003 and held through September 30, 2013. The Russell 2000 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[10]

Letter from the Manager

September 30, 2013

Large/Mid Cap Value Fund

We are pleased to provide you with our report for the Timothy Plan Large/Mid-Cap Value Fund for the twelve months ending September 30, 2013 and would like to thank you for entrusting your assets with us.

Over the past twelve months equity markets, while withstanding a brief correction in late 2012, generally moved higher beginning in November 2012. Equity markets then moved forward and generally produced strong gain throughout the rest of fiscal 2013, propelled higher by rising investor confidence. Confidence was fueled by improving US economic data, relative stability in the US fiscal situation, better than expected 4Q corporate earnings, and assurances of continued stimulus to be provided by central banks around the globe.

For the twelve months ending September 30, 2013, the Timothy Plan Large/Mid-Cap Value Fund produced a return of 24.5%, while the S&P 500 Index produced a return of 19.3%. Security selection in Technology, Energy and Consumer Discretionary aided relative performance. The Technology sector has been a strong performer, which produced significant relative outperformance for the fund. Many of the fund’s top performers were in sectors levered to economic growth. Optimism aided the performance of pro-cyclical, global companies, such as Western Digital Corp., Flowserve Corp., TE Connectivity Ltd., Eaton Vance Corp. and Union Pacific Corp.

Security selection in Health Care, Financial Services and Consumer Staples was the largest detractor to relative performance in the prior twelve months. Index sectors Health Care and Financial Services sectors outperformed the market and our holdings failed to keep pace. Health Care holding DaVita HealthCare Partners Inc. and St. Jude Medical Inc. suffered as investors grew concerned about a potential cut in Medicare reimbursement rates and concern surrounding litigation with a supplier, respectively. REIT holding, Ventas Inc. suffered as investors reduced exposure to higher yielding securities in the face of a rising interest rate environment.

The Timothy Plan Large/Mid-Cap Value Fund has performed well in this strong US equity market, producing a gross total return of more than 20% in fiscal 2013. This compares favorably to the return of the S&P 500. Importantly, we have outperformed on almost all days in which the index has declined by 1% or more, which is evidence of our strong focus on risk management. Near-term concerns for the US equity market would include the potential government shutdown, as US legislators negotiate over the fiscal budget and debt ceiling. In addition, we need to continue to see improvement in the economy, specifically the job market, and wait for additional clarity on how the Fed will ultimately handle QE (Quantitative Easing) tapering. QE tapering, regardless of the degree or timing, will likely lead to higher rates and could force capital out of bonds and into stocks, but revenue growth for US companies is likely to remain challenged. The fund is oriented toward companies with high earnings visibility and good levels of ROIC, which should demand a premium in this environment. As a result, we believe we are well-positioned for the near term. Also, as stock correlations have fallen and the prospect of additional P/E multiple expansion has declined, it becomes much more important to practice sound, fundamental security selection in order to beat the market.

We thank you for your continued confidence in the Westwood process and investment teams and we look forward to serving your investment needs through the years ahead.

WESTWOOD MANAGEMENT CORPORATION

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[11]

Fund Performance | Large/Mid Cap Value

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Large/Mid Cap Value Fund - Class A (With Sales Charge)	16.25%	7.77%	8.77%
S&P 500 Index	19.34%	10.02%	7.57%
Timothy Large/Mid Cap Value Fund - Class C *	22.12%	8.17%	7.69%	(a)
S&P 500 Index	19.34%	10.02%	6.33%	(a)
Timothy Large/Mid Cap Value Fund - Class I	N/A	N/A	-0.33%	(b)
S&P 500 Index	N/A	N/A	-1.10%	(b)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Large/Mid Cap Value Fund vs. S&P 500 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the S&P 500 Index on September 30, 2003 and held through September 30, 2013. The S&P 500 Index is a widely recognized, unmanaged index of common stock prices. Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[12]

Letter from the Manager

September 30, 2013

Fixed Income Fund

The Federal Reserve (Fed.), and the speculation surrounding the continuation of their Quantitative Easing (QE) program, was a primary force behind the fixed income market’s performance over the past 12 months. The third phase of the Fed’s monetary stimulus program, which began in September 2012, sent rates lower over the remainder of the year and into the spring of 2013. However, worries surrounding the possibility of ending the program emerged on May 22nd, after Fed Chairman Ben Bernanke made reference to a possible ‘tapering’ of purchases that would begin in September. His reference shocked the bond market and launched a sharp increase in interest rates. Though the ‘tapering’ of the QE program did not occur, and the Fed continues its current $85B per month Treasury and MBS purchase program, the interest rate market remained extremely volatile throughout the summer and into early September 2013. This volatility saw the 10-year U.S. Treasury yield reach a 2013 YTD low of 1.63% on May 1st, only to rise to 3.00% by September 5th.

Despite having convinced most of the market in May that bond purchases would eventually be reduced in the fall, the Fed’s September 17th meeting produced a surprise announcement that they would not begin to ‘taper’ the QE program. This announcement spurred a relief rally in the bond market, as rates declined from their September peak and the Barclays Aggregate Index generated its first positive quarterly return since the fourth quarter of 2012. The Federal Reserve’s decision to back away from tapering was motivated by a U.S. economy that has continuously struggled to maintain a self-sustaining growth trajectory. The 12 months leading up to September saw quarterly GDP and inflation figures continue to trail the Fed’s targeted goals, with only short-lived catalysts driving upward change. Although the housing market experienced resurgence in many regions of the country, the rising mortgage rates that followed May’s QE-taper speculation revealed the fragility of the sector’s bounce back. The combination of these factors, as well as the likelihood of a turbulent fiscal debate and government shutdown in Washington, convinced the Fed to continue its QE program.

Interest rate volatility and an unstable economic environment motivated the Timothy Fixed Income Fund to maintain a conservative stance. The fund’s A shares fell by -2.91% during the one-year period ending September 30, 2013, versus the -1.68% mark posted by the Barclays Aggregate Index. An overweight to corporate issuers supported relative performance as Treasury returns struggled amidst the period’s rate volatility. On a relative basis, the fund’s Industrial holdings outperformed those of the index, benefitting returns. Although security selection within Financials supported returns, an underweight to the sector detracted from the Fund’s performance as Financials were the best performing sector for the period. An overweight to GNMA issues, which lagged the remaining portion of the mortgage sector, also hurt the Fund’s performance.

The strategy continues to maintain a cautious risk posture given the uncertainty of the current market environment. An overweight to corporate credit remains a bias in the portfolio in an effort to provide an attractive yield through the selection of fundamentally strong issuers. The Fund’s Treasury Inflation Protected Securities (TIPS) position was liquidated during the period to avoid further exposure to the volatile rates market. The Fund’s GNMA issues continue to provide the opportunity to earn a spread over Treasuries, while maintaining the full faith and credit guarantee of the U.S. Treasury.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[13]

Fund Performance | Fixed Income

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Fixed Income Fund - Class A (With Sales Charge)	-7.18%	3.33%	2.91%
Barclays Capital U.S. Aggregate Bond Index	-1.68%	5.41%	4.59%
Timothy Fixed Income Fund - Class C *	-3.57%	3.50%	2.63%	(a)
Barclays Capital U.S. Aggregate Bond Index	-1.68%	5.41%	4.64%	(a)
Timothy Fixed Income Fund - Class I	N/A	N/A	0.90%	(b)
Barclays Capital U.S. Aggregate Bond Index	N/A	N/A	0.98%	(b)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Fixed Income Fund vs. Barclays Capital U.S. Aggregate Bond Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Barclays Capital U.S. Aggregate Bond Index on September 30, 2003 and held through September 30, 2013. The Barclays Capital U.S. Aggregate Bond Index is a widely recognized, unmanaged index of bond prices. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[14]

Letter from the Manager

September 30, 2013

High Yield Bond Fund

The Federal Reserve and its Quantitative Easing (QE) program were the primary instigators of volatility in all markets over the past year, including high yield fixed income. Just as rates were driven downward, and returns upward, by the launch of the program, speculation surrounding its end weighed negatively on markets over the past six months. Worries regarding QE began in earnest in May, after Fed Chairman Ben Bernanke’s May 22 reference to a possible ‘tapering’ of purchases shocked the bond market and launched a sharp increase in interest rates. Though the ‘tapering’ of QE has yet to come to fruition, and the Fed continues its current $85B per month Treasury and MBS purchase program, the interest rate market was extremely volatile throughout the summer and into September.

The Fed’s QE program, and the resulting suppression of potential fixed income returns, continues to propel the “search for yield” that has supported demand in the high yield market. The 12 month period saw strong investor inflows force the spread of the Barclays Ba/B Index over comparable Treasuries lower by 0.75%. The willingness of investors to finance the riskier portion of the bond market in search of higher returns has been a constant theme throughout the Fed’s post-crisis monetary stimulus.

The one year period ending September 30, 2013 saw the Timothy High Yield Fund A shares post a return of 4.30% compared to the 6.75% mark turned in by the Barclays Ba/B High Yield Index. Financials, particularly Bank issuers, led the way for the index, and the Fund’s underweight to the sector was the primary driver of underperformance. Security selection in Basic Industry, Capital Goods, and Consumer Products, within Industrials, benefitted performance as these issues outpaced the performance of the respective sub-sectors in the index. The Fund’s performance was particularly strong during the third quarter of 2013, as the high-quality high yield issuers favored by the strategy rebounded relative to their low-quality peers. The potential removal of the Fed’s QE support from the market provided an overall headwind to high yield returns in the latter half of the 12 month period.

Outside of the Federal Reserve’s effect on the market, corporate fundamentals remain strong and default rates below their historical average, but a keen focus on individual securities is always required in the high yield market. The portfolio will maintain a conservative risk position, striving to avoid potential rating downgrades, as market data indicates some firms have begun to re-lever in a race to finance themselves while low rates are still available. The Fund will continue to focus on credits that maintain healthy fundamentals and strong operations, giving them a greater probability of eventual ratings upgrades.

BARROW, HANLEY, MEWHINNEY & STRAUSS

Performance data quoted above is historical. Past performance does not guarantee future results and current performance may be lower or higher than the performance data quoted. Class A shares performance quoted excludes sales charge.

Timothy Plan Fund Performance

[15]

Fund Performance | High Yield Bond

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	Average Annual Return Since Inception
Timothy High Yield Bond Fund - Class A (With Sales Charge)	-0.33%	8.82%	4.85%	(a)
Barclays Ba/B High Yield Index	6.07%	12.00%	7.68%	(a)
Timothy High Yield Bond Fund - Class C *	3.54%	8.98%	4.81%	(a)
Barclays Ba/B High Yield Index	6.07%	12.00%	7.68%	(a)
Timothy High Yield Bond Fund - Class I	N/A	N/A	0.15%	(b)
Barclays Ba/B High Yield Index	N/A	N/A	0.29%	(b)

(a)	For the period May 7, 2007 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan High Yield Bond Fund vs. Barclays Ba/B High Yield Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Barclays Capital U.S. Corporate High Yield Bond Index on May 7, 2007 and held through September 30, 2013. The Barclays Capital U.S. Corporate High Yield Bond Index is a widely recognized unmanaged index of non-investment grade, fixed rate, taxable corporate bonds. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[16]

Letter from the Manager

September 30, 2013

Israel Common Values Fund

The Fund performed very well in absolute and relative terms during this period. Israel’s economic performance continued to support rising asset prices as unemployment declined, GDP grew at healthy levels of over 3% and inflation remained under control. One major achievement of the country was the startup of production of the large offshore natural gas field Tamar. This new production is a significant boost to the future energy independence and growth of the country but also adds an economic challenge of a stronger currency. The shekel was one of the best performing currencies in the world versus the dollar during this twelve month period. This forced the central bank to lower interest rates and provide additional monetary stimulus to try and cap the strength of the currency. A strong currency is a headwind to Israeli exports which account for one third of GDP growth.

The Timothy Plan Israel Common Values Fund performed very well during this period on an absolute basis and relative to the Israel TA-100 index. Good allocation and strong stock selection led to the outperformance. Although an overweight to the IT sector and underweight to the Telecom Services sector were negative, an underweight to Health Care and an overweight to Consumer Staples more than offset this negative effect leading to positive allocation effect overall. From a stock selection standpoint, great stock selection in the Materials sector added to performance as a strong rally in leading flavors and ingredients company Frutarom Industries aided performance while an underweight to underperforming potash producer Israel Chemicals benefitted the Fund as well. Good performance from supermarket chain Rami Levi also helped the Fund during this period.

The prospects for Israel remain robust as the newfound natural gas reserves provide a boost to economic performance while the significant innovative drive of the corporate sector continues to birth new companies and give new life to established global leaders. The Fund maintains a strategic overweight to the IT sector while the Health Care sector remains the largest underweight. The improving global economic backdrop should lead to rising global trade which would be a good tailwind for Israeli export growth in the coming year.

EAGLE GLOBAL ADVISORS, LLC

Timothy Plan Fund Performance

[17]

Fund Performance | Israel Common Values

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	Average Annual Return Since Inception
Timothy Israel Common Values Fund - Class A (With Sales Charge)	17.94%	9.67%	(a)
Israel TA 100 Index	20.19%	10.49%	(a)
Timothy Israel Common Values Fund - Class C *	23.89%	11.99%	(a)
Israel TA 100 Index	20.19%	10.49%	(a)
Timothy Israel Common Values Fund - Class I	N/A	3.77%	(b)
Israel TA 100 Index	N/A	5.75%	(b)

(a)	For the period October 12, 2011 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Israel Common Values Fund vs. Israel Tel Aviv 100 Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Israel TA 100 Index on October 12, 2011 and held through September 30, 2013. The Israel Tel Aviv 100 Index is an unmanaged index of equity prices representing the 100 most highly capitalized companies listed on the Tel Aviv Stock Exchange . Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[18]

Letter from the Manager

September 30, 2013

Defensive Strategies Fund

Dear Shareholder,

The Defensive Strategies Fund has been designed and managed to do what its name implies, i.e. hedge against a possible scenario of hyper-inflation which could result from our nation’s leadership’s proven unwillingness to address our core problems of too much spending, too much taxation and too many onerous government regulations. We have, therefore, built in the flexibility to either adjust to a possible risk of extreme deflation with the ability to convert our inflation sensitive assets to cash and fixed income securities that should perform well during a deflationary environment or to a more normal, traditional investment strategy. As I stated in last year’s report, although we will do our very best to be successful, we cannot guarantee results in any of these scenarios.

I would also like to point out that, since there does not exist an appropriate benchmark index with which to compare our performance, we have created a blended index comprised of roughly 1/3 each of U.S. Government TIPs, FTSE NAREIT Equity Index and Dow Jones UBS Commodity Index. We believe this better matches the makeup of our fund than the previously used Dow Jones US Moderate 40 Index which contains no commodities.

While no one can predict future events, as I stated in my President’s letter, I remain confident that our sub-advisors (i.e. money management firms that manage the various sleeves of this Fund) are, in our opinion, among the best in the industry and they each continue to honor our overall policy that they manage their respective Fund sleeve both in accordance with our screening restrictions and with a conservative bias.

Finally, I would once again like to thank you for your moral convictions that led you to become part of the Timothy Plan Family.

Yours in Christ,

ARTHUR D. ALLY

Fund Advisor

Timothy Plan Fund Performance

[19]

Fund Performance | Defensive Strategies

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	Average Annual Return Since Inception
Timothy Defensive Strategies Fund - Class A (With Sales Charge)	-13.17%	4.16%	(a)
Dow Jones Moderately Conservative U.S. Portfolio Index	14.26%	12.53%	(a)
Timothy Defensive Strategies Fund Blended Index (c)	-5.24%	7.42%	(a)
Timothy Defensive Strategies Fund - Class C *	-8.75%	4.91%	(a)
Dow Jones Moderately Conservative U.S. Portfolio Index	14.26%	12.53%	(a)
Timothy Defensive Strategies Fund Blended Index (c)	-5.24%	7.42%	(a)
Timothy Defensive Strategies Fund - Class I	N/A	0.00%	(b)
Dow Jones Moderately Conservative U.S. Portfolio Index	N/A	0.18%	(b)
Timothy Defensive Strategies Fund Blended Index (c)	N/A	-0.32%	(b)

(a)	For the period November 4, 2009 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

(c)	The Timothy Defensive Strategies Fund Blended Index reflects an unmanaged portfolio of 33% of the Barclays U.S. TIPs Index, 33% of the FTSE NAREIT ALL REITs Index and 34% of the Dow Jones Commodity Total Return Index.

*	With Maximum Deferred Sales Charge

Timothy Plan Defensive Strategies Fund vs. Dow Jones Moderately Conservative U.S. Portfolio Index vs. The Timothy Defensive Strategies Fund Blended Index (c)

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares, Dow Jones Moderately Conservative U.S. Portfolio Index and the Timothy Defensive Strategies Fund Blended Index (c) on November 4, 2009 and held through September 30, 2013. The Dow Jones Moderately Conservative U.S. Portfolio Index is a widely recognized unmanaged index of stocks, bonds and cash. Performance figures include the change in value of the asset classes in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[20]

Letter from the Manager

September 30, 2013

Strategic Growth Fund

Dear Strategic Growth Fund Shareholder:

The Timothy Plan Strategic Growth Fund is simply an asset allocation fund that invests in a number of Timothy Plan underlying funds. Although the allocation percentages will vary somewhat from time to time as a result of changing economic conditions, the allocation at September 30, 2013 was as follows:

• Large/Mid-Cap Growth Fund	(14.91%)	• Small-Cap Value Fund	(6.35%)
• Large/Mid-Cap Value Fund	(14.39%)	• Aggressive Growth Fund	(5.77%)
• International Fund	(15.18%)	• High-Yield Bond Fund	(12.71%)
• Defensive Strategies Fund	(14.42%)	• Israel Common Values	(5.12%)
• Emerging Markets Fund	(5.97%)	• Cash	(5.30%)

This year as last year, I am pleased to report that performance was, in our opinion, quite respectable over the past twelve months and reasonably comparable to the fund’s market benchmark - the Dow Jones Global Moderate Index. We plan to continue to manage this fund conservatively as we attempt to adjust to (what could be) rapidly changing economic conditions.

We continue to realize that the volatility and uncertainty of the markets may have been unsettling for many investors; however as a group, although our sub-advisors expect this pattern to continue into 2014, they also expect a somewhat upward bias with respect to performance in our underlying funds.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is that every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment with which you can feel comfortable.

Sincerely,

ARTHUR D. ALLY,

President

Timothy Plan Fund Performance

[21]

Fund Performance | Strategic Growth

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Strategic Growth Fund - Class A (With Sales Charge)	6.62%	4.31%	4.90%
Dow Jones Global Moderately Aggressive Portfolio Index	16.54%	9.53%	8.70%
Timothy Strategic Growth Fund - Class C *	11.94%	4.64%	3.04%	(a)
Dow Jones Global Moderately Aggressive Portfolio Index	16.54%	9.53%	7.46%	(a)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Strategic Growth Fund vs. Dow Jones Global Moderately Aggressive Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Dow Jones Global Moderately Aggressive Portfolio Index on September 30, 2003 and held through September 30, 2013. The Dow Jones Global Moderately Aggressive Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[22]

Letter from the Manager

September 30, 2013

Conservative Growth Fund

Dear Conservative Growth Fund Shareholder:

The Timothy Plan Conservative Growth Fund is simply an asset allocation fund that invests in a number of Timothy Plan underlying funds. Although the allocation percentages will vary slightly from time to time as a result of changing economic conditions, the allocation at September 30, 2013 was as follows:

• Large/Mid-Cap Growth Fund	(10.19%)	• Small-Cap Value Fund	(5.33%)
• Large/Mid-Cap Value Fund	(12.65%)	• Aggressive Growth Fund	(2.26%)
• International Fund	(4.98%)	• High-Yield Bond Fund	(8.47%)
• Defensive Strategies Fund	(14.92%)	• Fixed Income Fund	(29.21%)
• Israel Common Values Fund	(4.10%)	• Cash	(5.20%)
• Emerging Markets Fund	(2.99%)

This year as last year, I am pleased to report that performance was, in our opinion, quite respectable over the past twelve months and reasonably comparable to the fund’s market benchmark - the Dow Jones Global Moderate Index. We plan to continue to manage this fund conservatively as we attempt to adjust to (what could be) rapidly changing economic conditions.

We continue to realize that the volatility and uncertainty of the markets may have been unsettling for many investors; however as a group, although our sub-advisors expect this pattern to continue into 2014, they also expect a somewhat upward bias with respect to performance in our underlying funds.

As you know, no one can guarantee future performance. However, the one thing that I can assure you of is that every one of our sub-advisors is doing their very best and our team here at Timothy is working very hard to provide you an investment with which you can feel comfortable.

Sincerely,

ARTHUR D. ALLY,

President

Timothy Plan Fund Performance

[23]

Fund Performance | Conservative Growth

September 30, 2013 - (Unaudited)

Fund/Index	1 Year Total Return	5 Year Average Annual Return	10 Year Average Annual Return
Timothy Conservative Growth Fund - Class A (With Sales Charge)	0.58%	4.15%	4.35%
Dow Jones Global Moderate Portfolio Index	11.46%	8.56%	7.66%
Timothy Conservative Growth Fund - Class C *	5.61%	4.56%	3.38%	(a)
Dow Jones Global Moderate Portfolio Index	11.46%	8.56%	6.69%	(a)

(a)	For the period February 3, 2004 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Conservative Growth Fund vs. Dow Jones Global Moderate Portfolio Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the Dow Jones Global Moderate Portfolio Index on September 30, 2003 and held through September 30, 2013. The Dow Jones Global Moderate Portfolio Index is a widely recognized index that measures global stocks, bonds and cash which are in turn represented by multiple sub-indexes. Performance figures include the change in value of the investments in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[24]

Letter from the Manager

September 30, 2013

Emerging Markets Fund

We will discuss sector-, country- and stock-specific factors that affected the Fund’s performance and describe changes in the Fund’s composition during the fiscal year ended September 30th, 2013. In addition, we will share insight into how the Fund is currently positioned for the future.

A number of investor concerns continued to drive volatility in emerging markets over the past year. After moving up cautiously in the fourth quarter of 2012, emerging-market equities - as represented by the MSCI Emerging Market Index - experienced unfavorable performance in the first half of 2013. News such as worse-than-expected economic growth in China and India contributed to negative market sentiment.

Market confidence returned after several positive developments from around the world, including the Federal Reserve’s announcement to continue its quantitative easing program and the expected euro zone recovery. The subsequent rebound of the MSCI Emerging Markets Index helped the index to deliver its overall positive performance for the period.

The Fund’s positions in materials, industrials and financials served as the biggest contributors to outperformance. In each of these sectors, we saw the benefit of a bottom-up stock selection as the Fund’s holdings in these areas generally outperformed those of the benchmark.

Notably strong individual performers included Singapore-domiciled electronics manufacturing services company Flextronics, South Korea’s Hyundai Motor and Austria-based commercial bank Erste Group Bank - each up more than 40% for the 12-month period. In our view, the Fund’s allocations to both Flextronics and Erste Group Bank highlight our distinctive investment approach that maintains the flexibility to invest in companies which are based outside of emerging markets, but conduct a significant portion of their business within such countries. We believe this approach could provide us with more opportunities to tap into potentially undervalued emerging-market investments.

From a country perspective, the Fund benefited most from its positions in South Korea, Singapore and Austria - where returns were mainly driven by the top performers mentioned above.

Offsetting some of the Fund’s strong performance were its Mexico-based holdings, among which homebuilders Urbi Desarrollos Urbanos and Desarrolladora Homex detracted most from performance. The Fund’s holdings in three electric utility providers - Russia-based RusHydro, Brazil-based Eletrobras and India-based Reliance Infrastructure - also hurt returns.

During the period, we sold select holdings as their prices appreciated toward our estimates of their intrinsic value in order to pursue what we believed were more attractive opportunities. For example, we exited the Fund’s positions in UAE-based Air Arabia and DP World, and Brazilian-based Itau Unibanco Holding. Another decision made during the period included initiating a position in Indonesian telecommunication services provider XL Axiata.

Amid the ups and downs of emerging-market equities over the past year, we believe the asset class remains attractive for patient, long-term investors. As of September 30, 2013, on a price-to-book (P/B) basis, the MSCI Emerging Markets Index was trading at a 20% discount to its 10-year average and a 25% discount to developed-market equities as represented by the MSCI World Index. The Timothy Plan Emerging Markets Fund offered even lower valuation metrics - trading at a 40% discount to the MSCI Emerging Market Index on a P/B basis.

With the general appeal of emerging-market equities growing, in our view it is important to discriminate between individual opportunities in the asset class. We believe our focus on company-specific fundamentals could help us largely avoid areas that are potentially overvalued and identify individual companies that might be undervalued.

We are excited about the prospect for the Timothy Plan Emerging Markets Fund and thank you for the trust you have placed in us.

BRANDES INVESTMENT PARTNERS, L.P.

Timothy Plan Fund Performance

[25]

Fund Performance | Emerging Markets

September 30, 2013 - (Unaudited)

Fund/Index	Average Annual Return Since Inception
Timothy Emerging Markets Fund - Class A (With Sales Charge)	-0.47%	(a)
MSCI Emerging Markets Index	-2.01%	(a)
Timothy Emerging Markets Fund - Class C *	4.80%	(a)
MSCI Emerging Markets Index	-2.01%	(a)
Timothy Emerging Markets Fund - Class I	5.72%	(b)
MSCI Emerging Markets Index	3.49%	(b)

(a)	For the period December 3, 2012 (commencement of investment in accordance with objective) to September 30, 2013.

(b)	For the period August 1, 2013 (commencement of investment in accordance with objective) to September 30, 2013.

*	With Maximum Deferred Sales Charge

Timothy Plan Emerging Markets Fund vs. MSCI Emerging Markets Index

The chart shows the value of a hypothetical initial investment of $10,000 in the Fund’s Class A shares and the MSCI Emerging Markets Index on December 3, 2013 and held through September 30, 2013. The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand, and Turkey Performance figures include the change in value of the stocks in the index and the reinvestment of dividends. The index return does not reflect expenses, which have been deducted from the Fund’s return. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND IS NOT PREDICTIVE OF FUTURE RESULTS.

[26]

Fund Profile

As of September 30, 2013 - (Unaudited)

Aggressive Growth Fund

Top Ten Industries
(% of Net Assets)
Commercial Services	13.6%
Retail	9.7%
Financial/Investment Services	6.9%
Software	6.5%
Healthcare	6.1%
Oil & Natural Gas	5.7%
Banks	5.6%
Apparel	5.1%
Telecommunications	4.8%
Electronics	4.2%
Other Assets in Excess of Liabilities	31.8%

100.0%

Large/Mid Cap Growth Fund

Top Ten Industries
(% of Net Assets)
Electronics	10.9%
Retail	9.9%
Semiconductors	8.8%
Oil & Natural Gas	6.2%
Healthcare	5.1%
Commercial Services	5.0%
Software	4.3%
Miscellaneous Manufacturing	4.0%
Banks	3.8%
Diversified Financial Services	3.4%
Other Assets in Excess of Liabilities	38.1%

99.5%

Large/Mid Cap Value Fund

Top Ten Industries
(% of Net Assets)
Oil & Natural Gas	10.3%
Healthcare	8.6%
Banks	6.1%
Chemicals	6.1%
Retail	5.7%
REITs	5.2%
Insurance	5.1%
Food	4.6%
Electric Power	4.1%
Electronics	4.1%
Other Assets in Excess of Liabilities	40.1%

100.0%

International Fund

Top Ten Industries
(% of Net Assets)
Banks	10.8%
Telecommunications	9.0%
Food	7.5%
Insurance	7.4%
Oil & Natural Gas	7.1%
Healthcare	5.6%
Automotive	5.5%
Household Products	4.1%
Minerals & Mining	3.8%
Machinery	3.5%
Other Assets in Excess of Liabilities	35.7%

100.0%

Small Cap Value Fund

Top Ten Industries
(% of Net Assets)
Banks	14.6%
REITs	9.2%
Oil & Natural Gas	6.4%
Building Materials	6.0%
Electric & Equipment	5.9%
Insurance	4.5%
Electric Power	4.4%
Machinery	4.3%
Software	4.1%
Computers	3.1%
Other Assets in Excess of Liabilities	37.5%

100.0%

Fixed Income Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	37.1%
Government Mortgage - Backed Securities	31.4%
Government Notes & Bonds	27.8%
Other Assets in Excess of Liabilities	3.7%

100.0%

[27]

Fund Profile

As of September 30, 2013 - (Unaudited)

(Continued)

High Yield Bond Fund

Top Ten Industries
(% of Net Assets)
Corporate Bonds	95.1%
Other Assets in Excess of Liabilities	4.9%

100.0%

Defensive Strategies Fund

Top Ten Industries
(% of Net Assets)
REITs	31.1%
TIPS	28.1%
Exchange Traded Funds	8.9%
Oil & Gas	8.7%
Chemicals	7.3%
Mining	4.1%
Oil & Gas Services	1.9%
Government Mortgage- Backed Securities	1.9%
Pipelines	0.9%
Agriculture	0.7%
Other Assets in Excess of Liabilities	6.4%

100.0%

Conservative Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	95.1%
Other Assets in Excess of Liabilities	4.9%

100.0%

Israel Common Values Fund

Top Ten Industries
(% of Net Assets)
Real Estate	16.2%
Oil & Natural Gas	12.4%
Banks	11.8%
Telecommunications	8.1%
Food	7.7%
Software	6.4%
Chemicals	4.2%
Semiconductors	4.1%
Electronics	4.0%
Healthcare Products	3.5%
Other Assets in Excess of Liabilities	21.6%

100.0%

Strategic Growth Fund

Top Ten Industries
(% of Net Assets)
Mutual Funds	94.8%
Other Assets in Excess of Liabilities	5.2%

100.0%

Emerging Markets Fund

Top Ten Industries
(% of Net Assets)
Banks	18.0%
Oil & Natural Gas	8.5%
Diversified Financial Services	6.8%
Electric	6.8%
Telecommunications	6.7%
Food	6.2%
Iron/Steel	6.2%
Chemicals	5.5%
Semiconductors	4.9%
Preferred Stock	3.8%
Other Assets in Excess of Liabilities	26.6%

100.0%

[28]

Timothy Plan Family of Funds	Aggressive Growth

Schedule of Investments	As of September 30, 2013

Common Stocks – 95.0%		Shares	Fair Value
AEROSPACE/DEFENSE – 0.8%
B/E Aerospace, Inc.	*	2,215	$163,511

APPAREL – 5.1%
Carter’s, Inc.		1,975	149,883
Hanesbrands, Inc.		4,915	306,254
Steven Madden, Ltd.	*	6,250	336,438
Oxford Industries, Inc.		1,800	122,364
VF Corp.		665	132,368

			1,047,307

BANKS – 5.6%
Cardinal Financial Corp.		5,605	92,651
Cathay General Bancorp.		4,850	113,345
First Horizon National Corp.		7,090	77,919
Huntington Bancshares, Inc.		26,320	217,403
PacWest Bancorp.		3,675	126,273
Synovus Financial Corp.		75,525	249,232
Zions Bancorp.		9,640	264,329

			1,141,152

BIOTECHNOLOGY – 2.7%
Aegerion Pharmaceuticals, Inc.	*	625	53,569
Alexion Pharmaceuticals, Inc.	*	1,025	119,064
Coronado Biosciences, Inc.	*	3,175	22,289
Incyte Corp, Ltd.	*	2,730	104,149
NPS Pharmaceuticals, Inc.	*	2,150	68,392
Vertex Pharmaceuticals, Inc.	*	2,475	187,655

			555,118

COMMERCIAL SERVICES – 13.6%
Cardtronics, Inc.	*	5,780	214,438
Euronet Worldwide, Inc.	*	4,840	192,632
EVERTEC, Inc.		5,775	128,263
FleetCor Technologies, Inc.	*	2,109	232,327
H&E Equipment Services, Inc.	*	4,900	130,144
H&R Block, Inc.		15,575	415,228
Information Services Group, Inc.	*	14,050	58,167
K12, Inc.	*	5,000	154,400
KAR Auction Services, Inc.		4,000	112,840
LifeLock, Inc.	*	4,550	67,477
MAXIMUS, Inc.		1,350	60,804
SEI Investments Co.		4,865	150,377
United Rentals, Inc.	*	3,645	212,467
Vantiv, Inc. – Cl. A	*	9,100	254,254
Verisk Analytics, Inc.	*	2,385	154,930
WNS Holdings, Ltd. – Cl. A	*	12,195	258,778

			2,797,526

COMPUTERS – 2.8%
Cognizant Technology Solutions Corp.	*	2,960	243,075
IHS, Inc.	*	1,525	174,125
Manhattan Associates, Inc.	*	690	65,861
Mentor Graphics Corp.		4,380	102,361

			585,422

Common Stocks (Continued)		Shares	Fair Value
DISTRIBUTION/WHOLESALE – 1.9%
MWI Veterinary Supply, Inc.	*	470	$70,199
Wesco International, Inc.	*	4,310	329,844

			400,043

ELECTRICAL – 1.5%
Acuity Brands, Inc.		1,225	112,725
AMETEK, Inc.		2,680	123,334
Hubbell, Inc. – Cl. B		730	76,460

			312,519

ELECTRONICS – 4.2%
Amphenol Corp. – Cl. A		3,535	273,538
FEI Co.		1,280	112,384
Mettler-Toledo International, Inc.	*	530	127,247
Trimble Navigation, Ltd.	*	4,410	131,021
Waters Corp.	*	2,130	226,227

			870,417

ENVIRONMENTAL CONTROL – 1.4%
Mine Safety Appliances Co.		2,530	130,573
Waste Connections, Inc.		3,510	159,389

			289,962

FINANCIAL / INVESTMENT SERVICES – 6.9%
Affiliated Managers Group, Inc.	*	620	113,237
Discover Financial Services		3,025	152,883
Evercore Partners, Inc.		2,925	143,998
IntercontinentalExchange, Inc.	*	2,340	424,523
Invesco, Ltd.		17,695	564,471
Silvercrest Asset Management Group, Inc.	*	1,675	22,830

			1,421,942

HEALTHCARE – 6.1%
Cepheid, Inc.	*	1,375	53,680
Cyberonics, Inc.	*	945	47,949
Globus Medical, Inc.	*	6,500	113,490
ICON PLC	*	9,975	408,277
ICU Medical, Inc.	*	675	45,853
Luminex Corp.	*	4,900	98,000
Masimo Corp.		3,100	82,584
Sirona Dental Systems, Inc.	*	1,227	82,123
Tornier NV	*	5,295	102,352
Trinity Biotech PLC		3,275	71,264
Volcano Corp.	*	3,500	83,720
Wright Medical Group, Inc.	*	2,875	74,980

			1,264,272

HOUSEHOLD PRODUCTS – 0.1%
Helen of Troy, Ltd.	*	475	20,995

INSURANCE – 2.5%
Assured Guaranty, Ltd.		13,325	249,844
Radian Group, Inc.		19,308	268,960

			518,804

INTERNET – 0.7%
Equinix, Inc.	*	795	146,002

[29]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of September 30, 2013

Common Stocks (Continued)		Shares	Fair Value
LEISURE – 0.4%
Brunswick Corp.		2,235	$89,199

MACHINERY-DIVERSIFIED – 1.4%
Flowserve Corp.		1,925	120,101
Nordson Corp.		2,150	158,304

			278,405

METAL FABRICATE/HARDWARE – 0.2%
Rexnord Corp.	*	1,600	33,280

MISCELLANEOUS MANUFACTURING – 2.3%
Actuant Corp. – Cl. A		2,675	103,897
Hexcel Corp.	*	4,975	193,030
Trimas Corp.	*	4,510	168,223

			465,150

OIL & NATURAL GAS – 5.7%
Approach Resources, Inc.	*	3,850	101,178
Cabot Oil & Gas Corp. – Cl. A		2,480	92,554
Concho Resources, Inc.	*	1,675	182,257
Denbury Resources, Inc.	*	13,575	249,916
Gulfport Energy Corp.	*	3,940	253,499
Kodiak Oil & Gas Corp.	*	15,175	183,010
Rex Energy Corp.	*	5,199	115,938

			1,178,352

PHARMACEUTICALS – 1.6%
Akorn, Inc.	*	5,502	108,279
BioMarin Pharmaceutical, Inc.	*	1,325	95,692
Infinity Pharmaceutical, Inc.	*	4,425	77,216
ViroPharma, Inc.	*	1,225	48,142

			329,329

REAL ESTATE – 1.0%
HFF, Inc. – Cl. A		9,250	231,712

RETAIL – 9.7%
Cheesecake Factory, Inc.		2,900	127,455
Del Frisco’s Restaurant Group, Inc.	*	10,395	209,667
Dick’s Sporting Goods, Inc.		2,450	130,781
Domino’s Pizza, Inc.		2,124	144,326
Express, Inc.	*	5,435	128,212
GNC Holdings, Inc. – Cl. A		2,850	155,696
Group 1 Automotive, Inc.		5,480	425,686
Krispy Kreme Doughnuts, Inc.	*	2,020	39,067
Mattress Firm Holding Corp.	*	850	27,030
MSC Industrial Direct Co., Inc		1,700	138,295
Pier 1 Imports, Inc.		4,450	86,864
Rush Enterprises, Inc.	*	9,250	245,217
Stage Stores, Inc.		5,975	114,720
Wet Seal, Inc.	*	4,325	16,997

			1,990,013

SEMICONDUCTORS – 1.7%
MaxLinear, Inc.	*	7,689	63,742
MKS Instruments, Inc.		4,020	106,892
ON Semiconductor Corp.	*	11,180	81,614
Semtech Corp.	*	3,265	97,917

			350,165

Common Stocks (Continued)		Shares	Fair Value
SOFTWARE – 6.5%
Aspen Technology, Inc.	*	2,090	$72,210
Cerner Corp.	*	2,100	110,355
Fair Isaac Corp.		1,910	105,585
Informatica Corp.	*	3,500	136,395
Interactive Intelligence Group, Inc.	*	785	49,840
MedAssets, Inc.	*	5,990	152,266
Progress Software Corp.	*	1,575	40,761
PTC, Inc.	*	10,970	311,877
SS&C Technologies Holdings, Inc.	*	2,875	109,537
Synchronoss Technologies, Inc.	*	1,675	63,750
Tangoe, Inc.	*	7,850	187,301

			1,339,877

TELECOMMUNICATIONS – 4.8%
Aruba Networks, Inc	*	6,210	103,334
CalAmp Corp.	*	3,700	65,231
Finisar Corp.	*	7,760	175,609
SBA Communications Corp. – Cl. A	*	8,050	647,703

			991,877

TRANSPORTATION – 3.8%
Genesse & Wyoming, Inc. – Cl A	*	3,160	293,785
Old Dominion Freight Line, Inc.	*	10,640	489,334

			783,119

Total Common Stocks (Cost $15,878,274)			$19,595,470

Master Limited Partnerships – 0.6%		Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $112,902)		3,235	$116,525

REITs – 0.3%		Shares	Fair Value
Lexington Realty Trust (Cost $70,328)		5,800	$65,134

Money Market Fund – 4.7%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $964,764)	(A)	964,764	$964,764

Total Investments (Cost $17,026,268) – 100.6%	(B)		$20,741,893
Liabilities in Excess of Other Assets – (0.6)%			(122,593)

Net Assets – 100.00%			$20,619,300

[30]	(continued)

Timothy Plan Family of Funds	Aggressive Growth (Continued)

Schedule of Investments	As of September 30, 2013

*	Non-income producing securities.
REIT	– Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $17,074,749 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,835,575
Unrealized depreciation	(168,431)

Net unrealized appreciation	$3,667,144

The accompanying notes are an integral part of these financial statements.

[31]

Timothy Plan Family of Funds	International

Schedule of Investments	As of September 30, 2013

Common Stocks – 96.1%	Shares	Fair Value
AIRLINES – 1.7%
Copa Holdings SA – Cl. A	5,100	$707,217

AUTOMOTIVE – 5.5%
Magna International, Inc.	11,800	974,208
Valeo SA (ADR)	30,000	1,280,100

		2,254,308

BANKS – 10.8%
Bank of East Asia, Ltd. (ADR)	107,000	448,330
Bank Hapoalim BM (ADR)	18,000	455,580
DBS Group Holdings, Ltd. (ADR)	20,139	1,056,291
Sumitomo Mitsui Financial Group, Inc.	122,700	1,193,871
Sberbank of Russia (ADR)	62,000	745,860
Swedbank AB (ADR)	22,100	516,477

		4,416,409

BUILDING MATERIALS – 2.0%
Lafarge SA	47,000	814,510

CHEMICALS – 3.0%
Agrium, Inc.	6,300	529,389
Syngenta AG (ADR)	8,500	691,050

		1,220,439

DISTRIBUTION / WHOLESALE – 2.3%
ITOCHU Corp. (ADR)	38,000	937,080

ELECTRIC POWER – 0.9%
Power Assets Holdings, Ltd. (ADR)	38,900	345,821

ELECTRICAL – 2.1%
Hitachi, Ltd. (ADR)	13,000	862,550

FINANCIAL / INVESTMENT SERVICES – 3.4%
ORIX Corp. (ADR)	17,200	1,407,304

ENGINEERING & CONSTRUCTION – 2.3%
Vinci SA (ADR)	65,000	941,850

FOOD – 7.5%
Kerry Group PLC (ADR)	14,000	849,800
Marine Harvest ASA (ADR)	26,000	552,084
Seven & I Holdings Co., Ltd. (ADR)	10,500	767,235
WM Morrison Supermarkets PLC (ADR)	40,000	911,200

		3,080,319

HAND / MACHINE TOOLS – 1.8%
Techtronic Industries Co. (ADR)	55,100	721,369

HEALTHCARE – 5.6%
Fresenius Medical Care AG & Co. (ADR)	30,000	971,400
Smith & Nephew PLC (ADR)	21,000	1,310,820

		2,282,220

HOME BUILDERS – 2.4%
Sekisui House, Ltd. (ADR)	65,000	872,950

HOUSEHOLD PRODUCTS – 4.1%
Henkel AG & Co. (ADR)	19,000	1,679,207

Common Stocks (continued)		Shares	Fair Value
INSURANCE – 7.4%
Aegon NV (ADR)		120,000	$888,000
Ageas (ADR)		25,000	1,013,750
Muenchener Keuckversicherungs AG (ADR)		37,200	728,004
Zurich Insurance Group AG (ADR)		15,900	408,471

			3,038,225

MACHINERY – 3.5%
Assa Abloy AB (ADR)		18,000	413,460
Atlas Copco AB (ADR)		24,000	632,640
CNH Global NV	*	31,772	397,155

			1,443,255

MINERALS & MINING – 3.8%
BHP Billiton PLC (ADR)		13,000	765,180
Vale SA (ADR)		55,700	791,497

			1,556,677

MISCELLANEOUS MANUFACTURING – 2.6%
FUJIFILM Holdings Corp. (ADR)		34,050	818,562
Vesuvius PLC (ADR)		35,000	253,243

			1,071,805

OFFICE / BUSINESS EQUIPMENT – 0.7%
Canon, Inc. (ADR)		9,000	288,000

OIL & NATURAL GAS – 7.1%
Afren PLC (ADR)	*	50,000	559,910
Lukoil OAO (ADR)		14,000	889,840
Statoil ASA (ADR)		40,868	926,886
Transocean, Ltd.		12,000	534,000

			2,910,636

OIL & GAS SERVICE – 2.0%
Subsea 7 SA (ADR)		39,288	815,226

PHARMACEUTICAL – 2.6%
Shire PLC (ADR)		8,800	1,055,032

SOFTWARE – 0.5%
Open Text Corp.		3,000	223,950

TELECOMMUNICATIONS – 9.0%
Globe Telecom, Inc. (ADR)		15,000	551,217
Nippon Telegraph & Telephone Corp. (ADR)		16,000	416,960
Philippine Long Distance Telephone Co. (ADR)		10,500	712,320
Singapore Telecommunications, Ltd. (ADR)		47,500	1,423,100
Softbank Corp. (ADR)		16,852	587,292

			3,690,889

TRANSPORTATION – 1.5%
Canadian Pacific Railway, Ltd.		5,000	616,500

Total Common Stocks (Cost $31,383,407)			$39,253,748

[32]	(continued)

Timothy Plan Family of Funds	International (Continued)

Schedule of Investments	As of September 30, 2013

Money Market Fund – 3.8%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,534,760)	(A)	1,534,760	$1,534,760

Total Investments (Cost $32,918,167) – 99.9%	(B)		$40,788,508
Other Assets in Excess of Liabilities – 0.1%			90,013

Net Assets – 100.00%			$40,878,521

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $33,520,463 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$7,701,732
Unrealized depreciation	(433,687)

Net unrealized appreciation	$7,268,045

Diversification of Assets

Country	% of Net Assets
Belgium	2.48%
Brazil	1.94%
Canada	5.73%
France	7.43%
Germany	8.27%
Hong Kong	3.71%
Ireland	4.66%
Israel	1.11%
Japan	19.94%
Netherlands	3.14%
Norway	3.62%
Panama	1.73%
Philippines	3.09%
Russia	4.00%
Singapore	6.07%
Sweden	3.82%
Switzerland	4.00%
United Kingdom	11.29%

Total	96.03%
Money Market Fund	3.80%
Other Assets in Excess of Liabilities	0.17%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[33]

Timothy Plan Family of Funds	Large/Mid Cap Growth

Schedule of Investments	As of September 30, 2013

Common Stocks – 95.3%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.7%
B/E Aerospace, Inc.	*	6,050	$446,611
General Dynamics Corp.		17,650	1,544,728

			1,991,339

APPAREL – 1.8%
Carter’s, Inc.		4,225	320,635
Hanesbrands, Inc.		5,245	326,816
VF Corp.		1,560	310,518

			957,969

BANKS – 3.8%
BB&T Corp.		30,330	1,023,637
Huntington Bancshares, Inc.		61,975	511,913
Zions Bancorp.		17,925	491,503

			2,027,053

BIOTECHNOLOGY – 0.9%
Alexion Pharmaceuticals, Inc.	*	2,575	299,112
Vertex Pharmaceuticals, Inc.	*	2,675	202,818

			501,930

CHEMICALS – 2.2%
Praxair, Inc.		9,810	1,179,260

COMMERCIAL SERVICES – 5.0%
FleetCor Technologies, Inc.	*	2,467	271,765
H&R Block, Inc.		16,225	432,559
KAR Auction Services, Inc.		9,700	273,637
SEI Investments Co.		9,075	280,508
United Rentals, Inc.	*	6,240	363,730
Vantiv, Inc. – Cl. A	*	22,745	635,495
Verisk Analytics, Inc. – Cl. A	*	6,070	394,307

			2,652,001

COMPUTERS – 2.0%
Cognizant Technology Solutions Corp. – Cl. A	*	8,825	724,709
IHS, Inc. – Cl. A	*	3,075	351,103

			1,075,812

DISTRIBUTION/WHOLESALE – 0.9%
Wesco International, Inc.	*	6,240	477,547

DIVERSIFIED FINANCIAL SERVICES – 3.4%
Affiliated Managers Group, Inc.	*	1,495	273,047
Discover Financial Services		6,910	349,231
IntercontinentalExchange, Inc.	*	3,190	578,730
Invesco, Ltd.		19,244	613,884

			1,814,892

ELECTRICAL COMPONENTS & EQUIPMENT – 0.9%
AMETEK, Inc.		6,320	290,846
Hubbell, Inc.		1,680	175,963

			466,809

ELECTRONICS – 10.9%
Amphenol Corp. – Class A		20,720	1,603,314
FEI Co.		1,775	155,845

Common Stocks (Continued)		Shares	Fair Value
ELECTRONICS (continued)
Jabil Circuit, Inc.		60,035	$1,301,559
Mettler-Toledo International, Inc.	*	1,130	271,302
Thermo Fisher Scientific, Inc.		19,845	1,828,717
Trimble Navigation, Ltd.	*	9,670	287,296
Waters Corp.	*	3,380	358,990

			5,807,023

ENTERTAINMENT – 2.3%
Cinemark Holdings, Inc.		39,295	1,247,223

ENVIRONMENTAL CONTROL – 0.7%
Waste Connections, Inc.		8,370	380,082

FOOD – 1.8%
JM Smucker and Co.		8,890	933,806

HEALTHCARE – 5.1%
Covidien PLC		24,825	1,512,834
ICON PLC	*	12,150	497,300
Sirona Dental Systems, Inc.	*	10,925	731,210

			2,741,344

INSURANCE – 3.2%
ACE, Ltd.		15,475	1,447,841
Assured Guaranty, Ltd.		12,650	237,188

			1,685,029

INTERNET – 0.6%
Equinix, Inc.	*	1,700	312,205

MACHINERY – 3.0%
Flowserve Corp.		3,925	244,881
Nordson Corp.		4,525	333,176
Rockwell Automation, Inc.		9,665	1,033,575

			1,611,632

MINING – 2.9%
Freeport – McMoRan Copper & Gold, Inc.		46,125	1,525,815

MISCELLANEOUS MANUFACTURING – 4.0%
Actuant Corp. – Cl. A		9,825	381,603
Danaher Corp.		25,180	1,745,478

			2,127,081

OIL & NATURAL GAS – 6.2%
Cabot Oil & Gas Corp. – Cl. A		5,970	222,800
Concho Resources, Inc.	*	4,590	499,438
Denbury Resources, Inc	*	22,700	417,907
Gulfport Energy Corp.	*	4,650	299,181
Occidental Petroleum Corp.		20,180	1,887,637

			3,326,963

PHARMACEUTICALS – 1.8%
AmerisourceBergen Corp.		12,325	753,057
BioMarin Pharmaceutical, Inc.	*	2,775	200,411

			953,468

[34]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Growth (Continued)

Schedule of Investments	As of September 30, 2013

Common Stocks (Continued)		Shares	Fair Value
RETAIL – 9.9%
AutoZone Inc.	*	3,320	$1,403,464
Cheesecake Factory, Inc.		6,125	269,194
Dick’s Sporting Goods, Inc.		5,300	282,914
Domino’s Pizza, Inc.		2,234	151,800
GNC Holdings, Inc. – Cl. A		6,125	334,609
Group 1 Automotive, Inc.		6,375	495,210
Lowe’s Cos., Inc.		21,990	1,046,944
MSC Industrial Direct Co., Inc.		2,550	207,443
PetSmart, Inc.		14,445	1,101,576

			5,293,154

SEMICONDUCTORS – 8.8%
Linear Technology Corp.		42,620	1,690,309
Maxim Integrated Products, Inc.		29,430	877,014
NVIDIA Corp.		65,270	1,015,601
ON Semiconductor Corp.	*	23,795	173,704
Xilinx Inc.		20,555	963,207

			4,719,835

SOFTWARE – 4.3%
Cerner Corp.	*	4,425	232,534
Informatica Corp.	*	14,705	573,054
PTC, Inc.	*	20,810	591,628
Vmware, Inc. – Cl. A	*	11,290	913,361

			2,310,577

Common Stocks (Continued)		Shares	Fair Value
TELECOMMUNICATIONS – 1.3%
SBA Communcations Corp. Cl. A	*	8,725	$702,014

TRANSPORTATION – 3.8%
Genesee & Wyoming, Inc. – Class A	*	3,280	304,942
Norfolk Southern Corp.		16,350	1,264,672
Old Dominion Freight Line, Inc.	*	9,890	454,841

			2,024,455

Total Common Stocks (Cost $42,878,485)			$50,846,318

Master Limited Partnerships – 0.5%		Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $238,871)		7,010	$252,500

Money Market Fund – 3.7%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,983,876)	(A)	1,983,876	$1,983,876

Total Investments (Cost $45,101,232) – 99.4%	(B)		$53,082,694
Other Assets in Excess of Liabilities – 0.6%			368,706

Net Assets – 100.00%			$53,451,400

*	Non-income producing securities.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $45,176,581 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$8,053,717
Unrealized depreciation	(147,604)

Net unrealized appreciation	$7,906,113

The accompanying notes are an integral part of these financial statements.

[35]

Timothy Plan Family of Funds	Small Cap Value

Schedule of Investments	As of September 30, 2013

Common Stocks – 87.3%		Shares	Fair Value
AEROSPACE EQUIPMENT – 2.1%
Moog, Inc. – Class A	*	25,802	$1,513,804

APPAREL – 2.0%
Wolverine World Wide, Inc.		24,300	1,414,989

BANKS – 14.6%
Bancfirst Corp.		14,323	774,445
BBCN Bancorp, Inc.		101,099	1,391,122
Chemical Financial Corp.		53,247	1,486,656
Columbia Banking System, Inc.		57,908	1,430,328
First Financial Bancorp		63,800	967,846
Pacific Continental Corp.		61,657	808,323
PrivateBancorp, Inc.		74,907	1,603,010
State Bank Financial Corp.		48,354	767,378
Wintrust Financial Corp.		33,254	1,365,742

			10,594,850

BUILDING MATERIALS – 6.0%
Apogee Enterprises, Inc.		42,011	1,246,886
Boise Cascade Co.	*	57,450	1,548,278
Trex Co., Inc.	*	31,613	1,565,792

			4,360,956

COMMERCIAL SERVICES – 2.0%
Kelly Services, Inc. – Cl. A		72,800	1,417,416

COMPUTERS – 3.1%
CACI International, Inc.	*	10,534	728,005
J2 Global, Inc.		29,900	1,480,648

			2,208,653

DISTRIBUTION/WHOLESALE – 2.2%
Beacon Roofing Supply, Inc.	*	43,700	1,611,219

ELECTRIC POWER – 4.4%
Allete, Inc.		33,400	1,613,220
NorthWestern Corp.		34,200	1,536,264

			3,149,484

ELECTRIC & EQUIPMENT – 5.9%
EnerSys		13,612	825,296
Coherent, Inc.		17,210	1,057,555
Littelfuse, Inc.		20,345	1,591,386
Watts Water Technologies, Inc.		14,300	806,091

			4,280,328

ENGINEERING & CONSTRUCTION – 1.1%
Foster Wheeler AG	*	31,000	816,540

FOOD – 1.1%
J & J Snack Food Corp.		9,463	763,853

FOREST PRODUCTS & PAPER – 2.2%
KapStone Paper and Packaging Corp.		37,700	1,613,560

HEALTHCARE – 1.2%
Given Imaging, Ltd.	*	43,406	834,697

HOLDING COMPANY – 1.0%
National Bank Holdings Corp. – Cl. A		35,100	720,954

Common Stocks (Continued)		Shares	Fair Value
HOME BUILDERS – 2.2%
Thor Industries, Inc.		27,000	$1,567,080

HOME FURNISHING – 2.2%
DTS, Inc.	*	76,843	1,613,703

INSURANCE – 4.5%
AMERISAFE, Inc.		26,245	931,960
Employers Holdings, Inc.		26,600	791,084
Endurance Specialty Holdings, Ltd.		15,000	805,800
Safety Insurance Group, Inc.		14,197	752,015

			3,280,859

INTERNET – 2.2%
CyrusOne, Inc.		77,198	1,465,218

LEISURE – 1.0%
Arctic Cat, Inc.		12,506	713,467

MACHINERY – 4.3%
Gorman-Rupp Co.		41,876	1,680,065
Hurco Cos, Inc.		23,405	605,253
Hyster-Yale Materials Handling, Inc. – Cl. A		8,976	804,878

			3,090,196

MINING – 1.1%
US Silica Holdings, Inc	.*	30,867	768,588

OFFICE FURNISHINGS – 1.1%
Knoll, Inc.		48,215	816,762

OIL & NATURAL GAS – 6.4%
Bonanza Creek Energy, Inc.	*	34,012	1,641,419
Carrizo Oil & Gas, Inc.	*	10,000	372,900
Kodiak Oil & Gas Corp.	*	69,000	832,140
Rex Energy Corp.	*	35,400	789,420
Synergy Resources Corp.	*	101,028	985,023

			4,620,902

OIL & GAS SERVICES – 2.3%
Matrix Service Co.	*	83,344	1,635,209

PIPELINES – 1.3%
Primoris Services Corp.		35,700	909,279

RETAIL – 2.2%
Children’s Place Retail Stores	*	12,400	717,464
Lithia Motors, Inc.		11,500	839,040

			1,556,504

SOFTWARE – 4.1%
AVG Technologies NV	*	61,700	1,477,098
Omnicell, Inc.	*	61,621	1,459,185

			2,936,283

TRANSPORTATION – 1.9%
Roadrunner Transportation Systems, Inc.	*	48,600	1,372,463

TRUCKING & LEASING – 2.2%
TAL International Group, Inc.		34,596	1,616,671

Total Common Stocks (Cost $48,059,123)			$63,264,487

[36]	(continued)

Timothy Plan Family of Funds	Small Cap Value (Continued)

Schedule of Investments	As of September 30, 2013

Master Limited Partnerships – 2.3%		Shares	Fair Value
EQT Midsteam Partners LP		15,621	$769,022
World Point Terminals LP	*	44,600	892,000

Total Master Limited Partnerships (Cost $1,305,900)			$1,661,022

REITs – 9.2%		Shares	Fair Value
Coresite Realty Corp.		24,105	$818,124
CubeSmart		44,000	784,960
Inland Real Estate Corp.		73,100	747,813
PS Business Parks, Inc.		19,100	1,425,242
Potlatch Corp.		38,500	1,527,680
Summit Hotel Properties, Inc.		149,497	1,373,877

Total REITs (Cost $5,869,769)			$6,677,696

Money Market Fund – 2.0%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,414,034)	(A)	1,414,034	$1,414,034

Total Investments (Cost $56,648,826) – 100.8%	(B)		$73,017,239
Liabilities in Excess of Other Assets – (1.3)%			(506,331)

Net Assets – 100.00%			$72,510,908

*	Non-income producing securities.
REIT	– Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $56,698,849, and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$16,678,519
Unrealized depreciation	(360,129)

Net unrealized appreciation	$16,318,390

The accompanying notes are an integral part of these financial statements.

[37]

Timothy Plan Family of Funds	Large/Mid Cap Value

Schedule of Investments	As of September 30, 2013

Common Stocks – 90.5%		Shares	Fair Value
AEROSPACE / DEFENSE – 2.0%
General Dynamics Corp.		29,500	$2,581,840

AUTO – 2.0%
BorgWarner, Inc.		25,200	2,555,028

BANKS – 6.1%
CIT Group, Inc.	*	50,800	2,477,516
East West Bancorp, Inc.		85,700	2,738,115
SVB Financial Group	*	29,786	2,572,617

			7,788,248

BEVERAGES – 2.0%
Dr. Pepper Snapple Group, Inc.		56,900	2,550,258

CHEMICALS – 6.1%
Rockwood Holdings, Inc.		38,500	2,575,650
Sherwin-Williams Co.		14,400	2,623,392
Sigma-Aldrich Corp.		30,000	2,559,000

			7,758,042

COMPUTERS – 1.0%
Western Digital Corp.		19,900	1,261,660

DISTRIBUTION / WHOLESALE – 3.2%
WESCO International, Inc.	*	16,600	1,270,398
WW Grainger, Inc.		10,700	2,800,297

			4,070,695

DIVERSIFIED FINANCIAL SERVICES – 3.5%
Eaton Vance Corp.		32,200	1,250,326
Franklin Resources, Inc.		27,100	1,369,905
Invesco, Ltd.		59,200	1,888,480

			4,508,711

ELECTRIC POWER – 4.1%
Dominion Resources, Inc.		43,500	2,717,880
NextEra Energy, Inc.		31,900	2,557,104

			5,274,984

ELECTRONICS – 4.1%
Amphenol Corp.		33,100	2,561,278
Garmin, Ltd.		33,500	1,513,865
TE Connectivity, Ltd.		23,800	1,232,364

			5,307,507

FOOD – 4.6%
JM Smucker Co.		23,400	2,457,936
McCormick & Co., Inc.		34,900	2,258,030
Sysco Corp.		38,800	1,235,004

			5,950,970

HEALTHCARE – 8.6%
Covidien PLC		40,500	2,468,070
CR Bard, Inc.		21,400	2,465,280
DaVita HealthCare Partners, Inc.	*	40,000	2,276,000
DENTSPLY International, Inc.		28,800	1,250,208
Varian Medical Systems, Inc.	*	34,800	2,600,604

			11,060,162

Common Stocks (Continued)		Shares	Fair Value
HOUSEHOLD PRODUCTS/WARES – 1.1%
Tupperware Brands Corp.		16,300	$1,407,831

INSURANCE – 5.1%
ACE, Ltd.		28,700	2,685,172
Axis Capital Holdings, Ltd.		59,000	2,555,290
Unumprovident Corp.		41,100	1,251,084

			6,491,546

LEISURE TIME- 1.1%
Polaris Industries, Inc.		11,200	1,446,816

MACHINERY – 2.1%
Flowserve Corp.		43,000	2,682,770

METAL FABRICATE/HARDWARE – 2.0%
Precision Castparts Corp.		11,500	2,613,260

MISCELLANEOUS MANUFACTURING – 3.1%
AO Smith Corp.		58,300	2,635,160
SPX Corp.		15,600	1,320,384

			3,955,544

OIL & NATURAL GAS – 10.3%
Anadarko Petroleum Corp.		27,000	2,510,730
EQT Corp.		14,700	1,304,184
Marathon Petroleum Corp.		34,700	2,231,904
National Oilwell Varco, Inc.		16,100	1,257,571
Oasis Petroleum, Inc.	*	68,200	3,350,666
Occidental Petroleum Corp.		27,900	2,609,766

			13,264,821

PACKAGING & CONTAINERS – 1.7%
Rock Tenn Co.		22,000	2,227,940

PHARMACEUTICALS – 2.1%
Express Scirpts Holding Co.	*	42,700	2,638,006
Mallinckrodt PLC	*	1	44

			2,638,050

RETAIL – 5.7%
Advance Auto Parts, Inc.		41,900	3,464,292
Family Dollar Stores, Inc.		35,200	2,535,104
PetSmart, Inc.		17,900	1,365,054

			7,364,450

SEMICONDUCTORS – 4.1%
Avago Technologies, Ltd.		63,500	2,738,120
Microchip Technology, Inc.		32,000	1,289,280
Skyworks Solutions, Inc.	*	48,300	1,199,772

			5,227,172

TEXTILES – 2.2%
Mohawk Industries, Inc.	*	21,400	2,787,350

TRANSPORTATION – 2.6%
Canadian National Railway Co.		32,700	3,314,799

Total Common Stocks (Cost $90,458,473)			$116,090,454

[38]	(continued)

Timothy Plan Family of Funds	Large/Mid Cap Value (Continued)

Schedule of Investments	As of September 30, 2013

Master Limited Partnerships – 1.0%	Shares	Fair Value
Lazard, Ltd. – Cl. A (Cost $934,664)	34,600	$1,246,292

REITs – 5.2%	Shares	Fair Value
HCP, Inc.	51,100	$2,092,545
Public Storage, Inc.	8,593	1,379,606
Regency Centers Corp.	26,600	1,286,110
Ventas, Inc.	31,500	1,937,250

(Cost $5,729,841)		$6,695,511

Money Market Fund – 3.3%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $4,287,834)	(A)	4,287,834	$4,287,834

Total Investments (Cost $101,410,812) – 100.0%	(B)		$128,320,091
Liabilities in Excess of Other Assets – 0.0%			(13,311)

Net Assets – 100.00%			$128,306,780

*	Non-income producing securities.
REIT	– Real Estate Investment Trust.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $101,448,604 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$28,014,842
Unrealized depreciation	(1,143,355)

Net unrealized appreciation	$26,871,487

The accompanying notes are an integral part of these financial statements.

[39]

Timothy Plan Family of Funds	Fixed Income

Schedule of Investments	As of September 30, 2013

Bonds and Notes – 96.3%	Par Value	Fair Value
CORPORATE BONDS – 37.1%
ABB Finance USA, Inc., 2.875%, 5/08/2022	$1,000,000	$967,502
Altera Corp., 1.75%, 5/15/2017	1,000,000	992,535
Analog Devices, Inc., 3.00%, 4/15/2016	740,000	771,836
Boardwalk Pipelines LP, 5.75%, 9/15/2019	1,000,000	1,113,383
Cameron International Corp., 6.375%, 7/15/2018	1,000,000	1,177,850
Canadian National Railway Co., 5.80%, 6/01/2016	750,000	838,005
Cliffs Natural Resources Inc., 4.875%, 4/01/2021	750,000	708,650
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.125%, 10/13/2015	1,000,000	1,024,974
Covidien International Finance SA, 2.80%, 6/15/2015	500,000	516,421
Eaton Corp., 5.60%, 5/15/2018	325,000	371,182
Energy Transfer Partners LP, 6.70%, 7/01/2018	1,000,000	1,172,349
Enterprise Products Operating, LLC, 6.125%, 10/15/2039	500,000	555,081
ERP Operating LP, 5.125%, 3/15/2016	900,000	984,827
Health Care REIT, Inc., 3.75%, 3/15/2023	1,000,000	947,774
Husky Energy, Inc., 3.95%, 4/15/2022	750,000	754,195
John Sevier Combined Cycle Generation LLC, 4.626%, 1/15/2042	980,535	991,686
Johnson Controls, Inc., 5.00%, 3/30/2020	750,000	823,394
Kennametal Inc., 3.875%, 2/15/2022	1,000,000	968,838
Kinder Morgan Energy Partners LP, 5.125%, 11/15/2014	750,000	785,985
Marathon Oil Corp., 6.00%, 10/01/2017	750,000	862,610
Nisource Finance Corp., 5.40%, 7/15/2014	750,000	776,940
Oneok, Inc., 4.25%, 2/01/2022	500,000	468,443
Oneok, Inc., 5.20%, 6/15/2015	500,000	530,930
Petrobras Intl. Financial Co., 3.50%, 2/06/2017	1,000,000	1,017,951
Phillips 66, 2.95%, 5/01/2017	1,000,000	1,035,981
Plains All American Pipeline, 3.65%, 6/01/2022	1,000,000	989,546

Bonds and Notes (Continued)	Par Value	Fair Value
CORPORATE BONDS (continued)
Rio Tinto Finance USA, Ltd., 2.50%, 5/20/2016	$750,000	$772,627
Simon Property Group LP, 6.125%, 5/30/2018	1,000,000	1,174,075
Teck Cominco Ltd. – Cl. B, 6.00%, 8/15/2040	500,000	466,179
Transocean, Inc., 6.00%, 3/15/2018	500,000	563,939
Trinity Acquisition PLC, 4.625%, 8/15/2013	750,000	740,474
Tyco Electronics Group SA, 6.55%, 10/01/2017	750,000	865,571
Valero Energy Corp., 6.625%, 6/15/2037	500,000	544,753
Weatherford International, Ltd., 4.95%, 10/15/2013	750,000	750,951

Total Corporate Bonds (Cost $27,507,855)		28,027,437

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 59.2%
GOVERNMENT NOTES & BONDS – 27.8%
Federal Farm Credit Bank, 4.875%, 1/17/2017	1,500,000	1,695,163
Federal Farm Credit Bank, 5.125%, 8/25/2016	2,500,000	2,819,040
Federal Home Loan Bank, 5.00%, 11/17/2017	1,000,000	1,153,231
U.S. Treasury Bond, 4.50%, 2/15/2036	2,500,000	2,889,845
U.S. Treasury Note, 3.125%, 5/15/2021	9,000,000	9,620,856
U.S. Treasury Note, 3.875%, 5/15/2018	2,000,000	2,236,876
U.S. Treasury Note, 4.75%, 5/15/2014	550,000	565,963

Total Government Notes & Bonds (Cost $21,232,716)		20,980,974

GOVERNMENT MORTGAGE-BACKED SECURITIES – 31.4%
GNMA Pool 3584, 6.00%, 7/20/2034	55,547	61,827
GNMA Pool 3612, 6.50%, 9/20/2034	136,790	155,209
GNMA Pool 3625, 6.00%, 10/20/2034	411,066	454,978
GNMA Pool 3637, 5.50%, 11/20/2034	157,532	174,719
GNMA Pool 3665, 5.50%, 1/20/2035	262,433	291,065
GNMA Pool 3679, 6.00%, 2/20/2035	138,780	159,554

[40]	(continued)

Timothy Plan Family of Funds	Fixed Income (Continued)

Schedule of Investments	As of September 30, 2013

Bonds and Notes (Continued)	Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
GNMA Pool 3711, 5.50%, 5/20/2035	$304,024	$337,210
GNMA Pool 3865, 6.00%, 6/20/2036	257,739	284,169
GNMA Pool 3910, 6.00%, 10/20/2036	181,048	199,673
GNMA Pool 4058, 5.00%, 12/20/2037	365,240	398,882
GNMA Pool 4072, 5.50%, 1/20/2038	418,113	461,188
GNMA Pool 4520, 5.00%, 8/20/2039	1,292,864	1,416,391
GNMA Pool 4541, 5.00%, 9/20/2039	817,476	895,947
GNMA Pool 4947, 5.00%, 2/20/2041	1,475,881	1,617,542
GNMA Pool 5204, 4.50%, 10/20/2041	597,477	646,597
GNMA Pool 585163, 5.00%, 2/15/2018	15,426	16,466
GNMA Pool 585180, 5.00%, 2/15/2018	14,489	15,467
GNMA Pool 592492, 5.00%, 3/15/2018	9,873	10,508
GNMA Pool 599821, 5.00%, 1/15/2018	12,743	13,561
GNMA Pool 604182, 5.50%, 4/15/2033	225,517	249,333
GNMA Pool 663776, 6.50%, 1/15/2037	173,834	204,375
GNMA Pool 701961, 4.50%, 6/15/2039	1,865,324	2,015,945
GNMA Pool 734437, 4.50%, 5/15/2041	547,314	593,308

Bonds and Notes (Continued)		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES (Continued)
GNMA Pool 737556, 4.50%, 10/15/2040		$1,384,446	$1,495,905
GNMA Pool 781694, 6.00%, 12/15/2031		57,302	63,887
GNMA Pool 783060, 4.00%, 8/15/2040		1,371,241	1,454,680
GNMA Pool AD8801, 3.50%, 3/15/2043		4,123,219	4,253,777
GNMA Pool MA0155, 4.00%, 6/20/2042		2,745,724	2,914,261
GMNA Pool MA0220, 3.50%, 7/20/2042		2,723,198	2,814,113

Total Government Mortgage-Backed Securities (Cost $23,614,047)			23,670,537

Total U.S. Government & Agency Obligations (Cost $44,846,763)			44,651,511

Total Bonds and Notes (Cost $72,354,618)			$72,678,948

Money Market Fund – 3.0%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $2,260,955)	(A)	2,260,955	$2,260,955

Total Investments (Cost $74,615,573) – 99.3%	(B)		$74,939,903
Other Assets in Excess of Liabilities – 0.7%			575,455

Net Assets – 100.00%			$75,515,358

GNMA	– Government National Mortgage Association.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $74,615,573 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,975,371
Unrealized depreciation	(1,651,041)

Net unrealized appreciation	$324,330

The accompanying notes are an integral part of these financial statements.

[41]

Timothy Plan Family of Funds	High Yield Bond

Schedule of Investments	As of September 30, 2013

Corporate Bonds – 95.1%		Par Value	Fair Value
Actuant Corp., 5.625%, 6/15/2022		$500,000	$502,500
AmeriGas Partners LP, 7.00%, 5/20/2022		500,000	522,500
Anixter, Inc., 5.625%, 5/01/2019		500,000	517,500
ArcelorMittal, 6.75%, 2/25/2022	(B)	500,000	528,750
Atlas Pipeline Partners LP, 5.875%, 8/01/2023	(A)	500,000	472,500
Ball Corp., 4.00%, 11/15/2023		250,000	225,625
Basic Energy Services, Inc., 7.75%, 10/15/2022		500,000	486,250
Biomet, Inc., 6.50%, 8/01/2020		450,000	466,875
Bombardier, Inc., 6.125%, 1/15/2023	(A)	250,000	251,250
Calfrac Holdings LP, 7.50%, 12/01/2020	(A)	500,000	506,250
Calumet Specialty Product Partners, 9.375%, 5/01/2019		500,000	551,250
Cemex Finance LLC, 9.50%, 12/14/2016	(A)	165,000	175,931
Cloud Peak Energy Resources LLC, 8.50%, 12/15/2019		500,000	542,500
CommScope, Inc., 8.25%, 1/15/2019	(A)	500,000	548,750
Concho Resources, Inc., 5.50%, 4/01/2023		100,000	99,250
Continental Resouces, Inc., 4.50%, 4/15/2023		200,000	197,250
Corrections Corp. of America, 4.125%, 4/01/2020		125,000	119,062
Crestwood Midstream Partners LP, 7.75%, 4/01/2019		500,000	527,500
Crosstex Energy LP, 8.875%, 2/15/2018		500,000	533,750
DCP Midstream, LLC., 5.85%, 5/21/2043	(A)	500,000	460,000
Digicel, Ltd., 6.00%, 4/15/2021	(A)	500,000	471,250
DuPont Fabros Technology LP, 5.875%, 9/15/2021	(A)	100,000	100,500
Eldorado Gold Corp., 6.125%, 12/15/2020	(A)	500,000	485,000
Energy Transfer Equity LP, 7.50%, 10/15/2020		500,000	537,500
EV Energy Partners/Fin, 8.00%, 4/15/2019		500,000	502,500
FMG Resources August 2006 Pty, Ltd., 7.00%, 11/01/2015	(A)	500,000	516,875
Forest Oil Corp., 7.25%, 6/15/2019		500,000	502,500

Corporate Bonds (Continued)		Par Value	Fair Value
FTI Consulting, Inc., 6.00%, 11/15/2022		$500,000	$498,750
FTS International Services LLC, 8.125%, 11/15/2018	(A) (B)	320,000	348,800
General Cable Corp., 5.75%, 10/01/2022	(A)	250,000	240,625
Genesis Energy LP, 5.75%, 2/15/2021		500,000	492,500
Geo Group, Inc., 5.125%, 4/01/2023	(A)	200,000	184,000
Gibraltar Industries, Inc., 6.25%, 2/01/2021	(B)	500,000	507,500
Hawk Acquisition Sub, Inc., 4.25%, 10/15/2020	(A)	250,000	239,062
Hercules Offshore, Inc., 8.75%, 7/15/2021	(A)	500,000	532,500
Hologic, Inc., 6.25%, 8/01/2020		500,000	523,125
Hornbeck Offshore Services, Inc., 5.00%, 3/01/2021		500,000	481,250
Hypermarcas SA, 6.50%, 4/20/2021	(A)	500,000	511,250
Inergy Midstream LP, 6.00%, 12/15/2020	(A)	500,000	498,750
ION Geophysical Corp., 8.125%, 5/15/2018	(A)	500,000	470,000
Iron Mountain, 6.00%, 8/15/2023		750,000	748,125
Jabil Circuit, Inc., 4.70%, 9/15/2022		500,000	481,250
Jaguar Land Rover PLC, 8.125%, 5/15/2021	(A)	500,000	558,750
Kindred Healthcare, 8.25%, 6/01/2019		500,000	535,000
Kodiak Oil & Gas Corp., 5.50%, 2/01/2022	(A)	500,000	490,000
Land O’ Lakes, Inc., 6.00%, 11/15/2022	(A)	500,000	512,500
LKQ Corp., 4.75%, 5/15/2023	(A)	125,000	116,250
Macquarie Bank, Ltd., 6.625%, 4/07/2021	(A)	500,000	545,963
Martin Midstream Partners LP, 7.25%, 2/15/2021		500,000	508,125
Mcron Finance Sub LLC, 8.375%, 5/15/2019	(A)	500,000	548,750
MedAssets, Inc., 8.00%, 11/15/2018		500,000	541,250
Millicom International Cellular SA, 4.75%, 5/22/2020	(A)	500,000	466,250
MPT Operating Partnership LP, 6.375%, 2/15/2022		500,000	508,750
Navistar International Corp., 8.25%, 11/01/2021		449,000	456,858

[42]	(continued)

Timothy Plan Family of Funds	High Yield Bond (Continued)

Schedule of Investments	As of September 30, 2013

Corporate Bonds (Continued)		Par Value	Fair Value
NuStar Logistics LP, 6.75%, 2/01/2021		$300,000	$306,750
NXP Funding, LLC., 5.75%, 2/15/2021	(A)	100,000	102,000
Omnicare, Inc., 7.75%, 6/01/2020		500,000	550,313
Pacific Drilling V, Ltd., 5.375%, 6/01/2020	(A)	500,000	488,750
Parker Drilling Co., 7.50%, 8/01/2020	(A)	250,000	250,937
Pinnacle Foods Finance, LLC., 4.875%, 5/01/2021	(A)	250,000	233,750
PolyOne Corp., 7.375%, 9/15/2020		500,000	551,875
Polypore International, Inc., 7.50%, 11/15/2017		250,000	266,250
QBE Capital Funding III Ltd., 7.25%, 5/24/2041	(A)	500,000	527,774
Regency Energy Partners LP, 4.50%, 11/01/2023	(A)	500,000	455,000
Resolute Energy Corp., 8.50%, 5/01/2020		500,000	517,500
Reynolds Group Issuer, Inc., 9.00%, 4/15/2019		500,000	527,500
Sabra Health Care LP, 8.125%, 11/01/2018		325,000	351,000
Samson Investment Co., 9.75%, 2/15/2020	(A)	500,000	532,500
Sanmina-SCI Corp., 7.00%, 5/15/2019	(A)	500,000	528,750
Schaeffler Finance BV, 8.50%, 2/15/2019	(A)	500,000	560,000
Sealed Air Corp., 6.50%, 12/01/2020	(A)	200,000	210,500
Sealed Air Corp., 5.25%, 4/01/2023	(A)	500,000	476,250

Corporate Bonds (Continued)		Par Value	Fair Value
SemGroup LP, 7.50%, 6/15/2021	(A)	$250,000	$256,250
Servicemaster Co., 8.00%, 2/15/2020		500,000	497,500
Steel Dynamics, Inc., 5.25%, 4/15/2023	(A)	100,000	94,750
Suncoke Energy, 7.625%, 8/01/2019		500,000	538,750
Targa Resources Partners LP, 4.25%, 11/15/2023	(A)	500,000	455,000
Tesoro Corp., 5.375%, 10/01/2022		500,000	480,000
Tesoro Logistics LP, 5.875%, 10/01/2020		250,000	250,625
United States Steel Corp., 7.50%, 3/15/2022		500,000	515,000
USG Corp., 9.75%, 1/15/2018		500,000	581,250
VeriSign, Inc., 4.625%, 5/01/2023	(A)	500,000	472,500
VimpelCom Holdings BV, 5.95%, 2/13/2023	(A)	500,000	475,330

Total Corporate Bonds (Cost $35,425,794)			$35,951,655

Money Market Fund – 3.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,177,355)	(B)	1,177,355	$1,177,355

Total Investments (Cost $36,603,149) – 98.2%	(C)		$37,129,010
Other Assets in Excess of Liabilities – 1.8%			684,517

Net Assets – 100.00%			$37,813,527

(A)	144A Security – Security exempt from registration under Rule 144A of the Securities Act of 1933. The 144A securities represent 43.3% of total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.
(B)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $36,603,149 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,086,131
Unrealized depreciation	(560,270)

Net unrealized appreciation	$525,861

The accompanying notes are an integral part of these financial statements.

[43]

Timothy Plan Family of Funds	Israel Common Values

Schedule of Investments	As of September 30, 2013

Common Stocks – 93.8%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.3%
Elbit Systems, Ltd.		7,001	$374,344

BANKS – 11.8%
Bank Hapoalim BM (ADR)		13,400	339,154
Bank Leumi Le-Israel BM	*	65,000	241,505
First International Bank of Israel BM		19,300	316,667
Israel Discount Bank, Ltd.	*	120,000	216,121
Mizrahi Tefahot, Ltd.		19,000	209,087

			1,322,534

CHEMICALS – 4.2%
Frutarom Industries, Ltd.		17,000	309,884
Israel Chemicals, Ltd. (ADR)		19,400	165,676

			475,560

COMMERCIAL SERVICES – 2.0%
Nitsba Holdings, Ltd.	*	17,000	219,286

COMPUTERS – 1.0%
Matrix IT, Ltd.		19,500	110,779

ELECTRONICS – 4.0%
Ituran Location and Control, Ltd.		12,296	226,861
Orbotech, Ltd.	*	18,700	224,213

			451,074

ENERGY-ALTERNATE SOURCES – 2.1%
Ormat Industries, Ltd.	*	35,300	230,274

FOOD – 7.7%
Osem Investments, Ltd.		13,000	290,212
Rami Levi Chain Stores		5,700	320,098
Shufersal, Ltd.		59,000	253,852

			864,162

HEALTHCARE PRODUCTS – 3.5%
Given Imaging , Ltd.	*	13,000	249,990
Syneron Medical, Ltd.	*	17,000	146,540

			396,530

HOME BUILDERS – 2.4%
Bayside Land Corp., Ltd.		1,000	268,847

HOUSEHOLD PRODUCTS/WARES – 1.4%
SodaStream International, Ltd.	*	2,600	162,214

INTERNET – 3.1%
MagicJack VocalTec, Ltd.	*	7,600	97,812
Perion Network, Ltd.	*	19,000	250,040

			347,852

OIL & NATURAL GAS – 12.4%
Delek Drilling – LP	*	50,000	246,327
Isramco Negev 2 LP	*	1,536,664	282,421
Noble Energy, Inc.		4,400	294,889
Paz Oil Co., Ltd.	*	1,900	311,907
Ratio Oil Exploration LP	*	2,100,000	251,347

			1,386,891

Common Stocks (Continued)		Shares	Fair Value
REAL ESTATE – 16.2%
Alony Hetz Properties & Investments		28,000	$180,351
Amot Investments, Ltd.		86,000	257,819
Azrieli Group		7,500	238,031
Gazit-Globe, Ltd.		17,000	228,014
Industrial Buildings Corp.		120,000	212,037
Jerusalem Economy, Ltd.		40,000	401,611
Melisron, Ltd.		11,366	301,174

			1,819,037

SEMICONDUCTORS – 4.1%
Mellanox Technologies, Ltd.	*	6,000	227,760
Nova Measuring Instruments, Ltd.	*	25,933	230,026

			457,786

SOFTWARE – 6.5%
Check Point Software Technologies, Ltd.	*	3,700	209,272
Magic Software Enterprises, Ltd.		45,400	312,806
RADWARE, Ltd.	*	14,500	202,275

			724,353

TELECOMMUNICATIONS – 8.1%
Cellcom Israel, Ltd.	*	18,500	204,425
EZChip Semiconductor, Ltd.	*	7,500	184,800
NICE Systems, Ltd. (ADR)		6,500	268,905
Partner Communications Co., Ltd. (ADR)	*	32,500	256,425

			914,555

Total Common Stocks (Cost $8,333,543)			$10,526,078

Investment Companies – 1.9%		Shares	Fair Value
The Israel Corp., Ltd. (Cost – $239,420)	*	400	$211,129

Money Market Fund – 5.1%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $574,276)	(A)	574,276	$574,276

Total Investments (Cost $9,147,239) – 100.8%	(B)		$11,311,483
Liabilities in Excess of Other Assets – (0.8)%			(72,805)

Net Assets – 100.00%			$11,238,678

[44]	(continued)

Timothy Plan Family of Funds	Israel Common Values (Continued)

Schedule of Investments	As of September 30, 2013

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $9,850,689 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$1,567,803
Unrealized depreciation	(107,009)

Net unrealized appreciation	$1,460,794

The accompanying notes are an integral part of these financial statements.

[45]

Timothy Plan Family of Funds	Defensive Strategies

Schedule of Investments	As of September 30, 2013

Common Stocks – 24.5%		Shares	Fair Value
AGRICULTURE – 0.7%
Bunge, Ltd.		6,088	$462,140

CHEMICALS – 7.3%
Agrium, Inc.		3,996	335,784
American Vanguard Corp.		959	25,816
CF Industries Holdings, Inc.		4,448	937,772
Intrepid Potash, Inc.	*	5,759	90,301
K+S AG		7,983	207,009
Mosaic Co.		10,698	460,227
Potash Corp. Of Saskatchewan, Inc.		32,771	1,025,077
Sociedad Quimica y Minera de Chile SA		3,862	117,984
Syngenta AG (ADR)		18,774	1,526,326
Uralkali OJSC		10,796	283,096

			5,009,392

COAL – 0.0%
Peabody Energy Corp.		1,103	19,027

FOOD – 0.3%
Ingredion, Inc.		3,387	224,118

IRON / STEEL – 0.6%
Allegheny Technologies, Inc.		2,356	71,905
JFE Holdings, Inc.		1	26
Nippon Steel & Sumitomo Metal Corp.		9,828	33,361
POSCO (ADR)		979	72,094
Severstal OAO		11,215	97,959
ThyssenKrupp AG	*	2,358	56,422
Vale SA (ADR)		6,234	97,313

			429,080

MACHINERY – 0.6%
AGCO Corp. (ADR)		6,646	401,551
CNH Global NV *		2,316	28,949

			430,500

MINING – 4.1%
Allied Nevada Gold Corp.	*	3,102	12,966
Anglo American PLC		7,252	178,195
AngloGold Ashanti, Ltd. (ADR)		82	1,089
Antofagasta PLC		2,159	28,605
Barrick Gold Corp.		11,543	214,931
BHP Billiton PLC (ADR)		234	13,773
Cameco Corp.		451	8,150
Cia de Minas Buenaventura SA		8,295	97,134
Coeur d’Alene Mines Corp.	*	1,877	22,618
Eldorado Gold Corp.		7,567	50,775
First Quantum Minerals, Ltd.		1,198	22,341
Freeport-McMoRan Copper & Gold, Inc.		12,994	429,842
Glencore International PLC		54,923	299,339
Goldcorp, Inc.		909	23,643
Harmony Gold Mining Co., Ltd. (ADR)		7,047	23,819
Hecla Mining Co.		5,932	18,626
IAMGOLD Corp.		6,495	30,851
Kazakhmys PLC		549	2,364
Kinross Gold Corp.		39,028	197,091
MMC Norilsk Nickel OJSC		5,670	81,364

Common Stocks (Continued)		Shares	Fair Value
MINING (continued)
New Gold, Inc.	*	4,211	$25,182
Newmont Mining Corp.		8,197	230,336
Pan American Silver Corp.		359	3,787
Randgold Resources, Ltd. (ADR)		746	53,361
Rio Tinto PLC (ADR)		6,310	307,676
Royal Gold, Inc.		136	6,618
Sesa Goa, Ltd.	*	987	11,123
Silver Wheaton Corp.		8,490	210,297
Southern Copper Corp.		5,122	139,523
Yamana Gold, Inc.		7,265	75,556

			2,820,975

OIL & GAS – 8.7%
Anadarko Petroleum Corp.		492	45,751
Apache Corp.		5,352	455,669
BG Group PLC		23,465	448,387
Canadian Natural Resources, Ltd.		1,428	44,896
Chesapeake Energy Corp.		901	23,318
ConocoPhillips		5,403	375,563
Devon Energy Corp.		2,644	152,717
Encana Corp.		1,870	32,407
Ensco PLC – Cl. A		1,233	66,274
EOG Resources, Inc.		384	65,004
Inpex Corp.		30,400	358,850
Lukoil OAO		8,352	529,517
Marathon Oil Corp.		14,378	501,505
Noble Energy, Inc.		647	43,355
NovaTek OAO		4,297	568,063
Occidental Petroleum Corp.		4,215	394,271
Petroleo Brasileiro SA (ADR)		14,022	217,201
Pioneer Natural Resources Co.		244	46,067
Reliance Industries, Ltd.		5,915	155,505
Rosneft OAO (ADR)		26,168	211,961
Southwestern Energy Co.	*	2,812	102,301
Total SA		14,122	819,840
Transocean, Ltd.		2,350	104,575
Valero Energy Corp.		5,633	192,367

			5,955,364

OIL & GAS SERVICES – 1.9%
Baker Hughes, Inc.		2,827	138,806
Cameron International Corp.	*	2,899	169,215
Halliburton Co.		14,031	675,593
National Oilwell Varco, Inc.		4,145	323,766

			1,307,380

PIPELINES – 0.3%
Kinder Morgan, Inc.		3,591	127,732
TransCanada Corp.		1,592	70,042

			197,774

RETAIL – 0.0%
CST Brands, Inc.		626	18,655

Total Common Stocks (Cost $17,634,622)			$16,874,405

[46]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of September 30, 2013

REITs – 31.1%		Shares	Fair Value
Acadia Realty Trust		5,500	$135,740
Apartment Investment & Management Co. – Cl. A		4,400	122,936
AvalonBay Communities, Inc.		4,850	616,386
Boston Properties, Inc.		9,500	1,015,550
Brandywine Realty Trust		11,800	155,524
BRE Properties, Inc.		6,000	304,560
Camden Property Trust		5,700	350,208
CBL & Associates Properties, Inc.		14,300	273,130
Colonial Properties Trust		12,800	287,872
DDR Corp.		34,300	538,853
DiamondRock Hospitality Co.		43,800	467,346
Digital Realty Trust, Inc.		4,790	254,349
Douglas Emmett, Inc.		11,400	267,558
Education Realty Trust, Inc.		18,300	166,530
Equity Lifestyle Properties, Inc.		5,200	177,684
Equity Residential		18,000	964,260
Essex Property Trust, Inc.		3,450	509,565
Extra Space Storage, Inc.		8,600	393,450
Federal Realty Investment Trust		2,800	284,060
FelCor Lodging Trust, Inc.	*	11,100	68,376
First Industrial Realty Trust		20,700	336,789
First Potomac Realty Trust		8,200	103,074
HCP, Inc.		19,500	798,525
Health Care REIT, Inc.		9,600	598,848
Highwoods Properties, Inc.		6,000	211,860
Hospitality Properties Trust		22,400	633,920
Kilroy Realty Corp.		6,100	304,695
Kimco Realty Corp.		29,800	601,364
Lexington Realty Trust		26,200	294,226
Liberty Property Trust		12,100	430,760
Macerich Company		15,363	867,088
National Retail Properties, Inc.		7,600	241,832
Prologis, Inc.		23,694	891,368
PS Business Parks, Inc.		4,400	328,328
Public Storage		6,900	1,107,795
Rayonier, Inc.		4,500	250,425
Regency Centers Corp.		4,100	198,235
SL Green Realty Corp.		9,050	804,002
Simon Property Group, Inc.		15,729	2,331,510
Strategic Hotels & Resorts, Inc.	*	30,000	260,400
Summit Hotel Properties, Inc.		8,000	73,520
Taubman Centers, Inc.		6,300	424,053
UDR, Inc.		15,700	372,090
Ventas ,Inc.		14,659	901,529
Washington REIT		6,600	166,782
Weingarten Realty Investors		11,100	325,563

Total REITs (Cost $19,696,652)			$21,212,518

Exchange Traded Funds – 8.9%		Shares	Fair Value
iShares Silver Trust	*	35,800	$747,862
PowerShares DB Agriculture Fund	*	61,300	1,550,277

Exchange Traded Funds (Continued)		Shares	Fair Value
PowerShares DB Base Metals Fund	*	33,800	$565,474
PowerShares DB Commodity Index Tracking Fund	*	29,300	754,768
PowerShares DB Energy Fund	*	28,000	788,480
SPDR Gold Shares	*	13,250	1,698,253

Total Exchange Traded Funds (Cost $7,121,845)			$6,105,114

Bonds and Notes – 33.0%		Par Value	Fair Value
GOVERNMENT MORTGAGE-BACKED SECURITIES – 1.9%
GNMA Pool 4947, 5.00%, 2/20/2041		$558,186	$611,763
GNMA Pool 5204, 4.50%, 10/20/2041		597,477	646,597

Total Government Mortgage-Backed Securities (Cost $1,236,960)			$1,258,360

Coporate Bonds – 3.0%		Par Value	Fair Value
HAND/MACHINE TOOLS – 0.7%
Kennametal Inc., 3.875%, 2/15/2022		500,000	484,419

OIL & GAS – 0.7%
Petrobras International Finance Co., 3.50%, 2/06/2017		500,000	508,976

PIPELINES – 0.9%
Energy Transfer Partners LP, 6.70%, 7/01/2018		500,000	586,174

REITS – 0.7%
Health Care REIT Inc., 3.75%, 3/15/2023		500,000	473,886

Total Corporate Bonds (Cost $2,050,427)			$2,053,455

TREASURY INFLATION PROTECTED SECURITIES (TIPS) – 28.1%
TIPS, 1.75%, 1/15/2028		2,535,000	3,170,681
TIPS, 2.50%, 1/15/2029		1,350,000	1,808,076
TIPS, 2.125%, 2/15/2041		1,125,000	1,425,125
TIPS, 2.00%, 1/15/2014		3,145,000	3,996,937
TIPS, 1.625%, 1/15/2018		300,000	367,898
TIPS, 2.00%, 1/15/2016		745,000	938,334
TIPS, 2.375%, 1/15/2017		1,050,000	1,349,903

[47]	(continued)

Timothy Plan Family of Funds	Defensive Strategies (Continued)

Schedule of Investments	As of September 30, 2013

Bonds and Notes (Continued)	Par Value	Fair Value
TREASURY INFLATION PROTECTED SECURITIES (TIPS) (continued)
TIPS, 2.00%, 1/15/2026	$850,000	$1,156,008
TIPS, 2.125%, 1/15/2019	1,550,000	1,915,663
TIPS, 1.125%, 1/15/2021	2,775,000	3,193,747

Total Treasury InFlation Protected Securities (TIPS) (Cost $19,721,096)		$19,322,372

Total bonds and Notes (Cost $23,008,483)		$22,634,187

Money Market Fund – 2.4%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $1,663,185)	(A)	1,663,185	$1,663,185

Total Investments (Cost $69,124,787) – 99.9%	(B)		$68,489,409
Other Assets in Excess of Liabilities – 0.1%			88,555

Net Assets – 100.00%			$68,577,964

*	Non-income producing securities.
GNMA	– Government National Mortgage Association.
REIT	– Real Estate Investment Trust.
(ADR)	American Depositary Receipt.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(B)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $69,306,450 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$3,035,615
Unrealized depreciation	(3,852,656)

Net unrealized depreciation	$(817,041)

The accompanying notes are an integral part of these financial statements.

[48]

Timothy Plan Family of Funds	Strategic Growth

Schedule of Investments	As of September 30, 2013

Mutual Funds – 94.8%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund	*	269,815	$2,428,336
Timothy Plan Defensive Strategies Fund		546,218	6,073,942
Timothy Plan Emerging Markets Fund	*	239,171	2,516,079
Timothy Plan High Yield Bond Fund		570,000	5,352,301
Timothy Plan International Fund		738,869	6,391,218
Timothy Plan Israel Common Values Fund	*	170,057	2,156,317
Timothy Plan Large/Mid Cap Growth Fund		751,251	6,280,460
Timothy Plan Large/Mid Cap Value Fund		334,264	6,060,213
Timothy Plan Small Cap Value Fund		131,719	2,672,581

Total Mutual Funds (Cost $34,129,625)			$39,931,447

Money Market Fund – 5.3%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $2,216,528)	(B)	2,216,528	$2,216,528

Total Investments (Cost $36,346,153) – 100.1%	(C)		$42,147,975
Liabilities in Excess of Other Assets – (0.1)%			(14,730)

Net Assets – 100.00%			$42,133,245

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $38,289,035 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,560,835
Unrealized depreciation	(701,895)

Net unrealized appreciation	$3,858,940

The accompanying notes are an integral part of these financial statements.

[49]

Timothy Plan Family of Funds	Conservative Growth

Schedule of Investments	As of September 30, 2013

Mutual Funds – 95.1%	(A)	Shares	Fair Value
Timothy Plan Aggressive Growth Fund	*	137,005	$1,233,047
Timothy Plan Defensive Strategies Fund		733,221	8,153,421
Timothy Plan Emerging Markets Fund	*	155,168	1,632,370
Timothy Plan Fixed Income Fund		1,531,534	15,958,588
Timothy Plan High Yield Bond Fund		493,094	4,630,152
Timothy Plan International Fund		314,362	2,719,228
Timothy Plan Israel Common Values Fund	*	176,615	2,239,483
Timothy Plan Large/Mid Cap Growth Fund		666,047	5,568,156
Timothy Plan Large/Mid Cap Value Fund		381,372	6,914,275
Timothy Plan Small Cap Value Fund		143,579	2,913,220

Total Mutual Funds (Cost $46,760,271)			$51,961,940

Money Market Fund – 5.2%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $2,816,916)	(B)	2,816,916	$2,816,916

Total Investments (Cost $49,577,187) – 100.3%	(C)		$54,778,856
Liabilities in Excess of Other Assets – (0.3)%			(122,027)

Net Assets – 100.00%			$54,656,829

*	Non-income producing securities.
(A)	Affiliated Funds – Class A.
(B)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $50,780,098 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$4,920,849
Unrealized depreciation	(922,091)

Net unrealized appreciation	$3,998,758

The accompanying notes are an integral part of these financial statements.

[50]

Timothy Plan Family of Funds	Emerging Markets

Schedule of Investments	As of September 30, 2013

Common Stocks – 93.0%		Shares	Fair Value
AEROSPACE/DEFENSE – 3.0%
Embraer SA (ADR)		8,400	$272,748

AGRICULTURE – 1.7%
Adecoagro SA	*	20,140	149,237

AUTOMOTIVE – 3.3%
China Yuchai International, Ltd.		4,270	101,498
Hyundai Mobis		740	196,940

			298,438

BANKS – 18.0%
Banco Bradesco SA		2,600	40,554
Banco do Brasil SA		19,800	229,488
Banco Latinoamericano de Comericio Exterior SA		8,530	212,568
Banco Santander Brasil SA (ADR)		30,170	209,682
Erste Group Bank AG		9,400	297,185
Sberbank of Russia (ADR)		16,910	203,427
Turkiye Garanti Bankasi AS		52,610	206,946
Turkiye Vakiflar Bankasi Tao		92,200	210,043

			1,609,893

BUILDING MATERIALS – 3.3%
Cemex SAB de CV (ADR)	*	19,060	213,091
Desarrolladora Homex SAB de CV	*	145,724	51,355
Urbi Desarrollos Urbanos SAB de CV	*	373,450	34,409

			298,855

CHEMICALS – 5.5%
Synthos SA		98,200	150,075
Yingde Gases		351,500	343,564

			493,639

COMPUTERS – 1.9%
Compal Electronics		233,000	169,855

DISTRIBUTION / WHOLESALE – 1.5%
Aygaz AS		29,460	131,606

DIVERSIFIED FINANCIAL SERVICES – 6.8%
Hana Financial Group, Inc.		5,270	180,711
KB Financial Group, Inc.		5,030	175,992
Shinham Financial Group Co., Ltd.		6,100	247,771

			604,474

ELECTRIC – 6.8%
Centrais Eletricas Brasileiras SA		15,000	42,150
Cia Paranaense de Energia (ADR)		10,480	146,301
Reliance Infrastructure, Ltd. (ADR)		15,790	284,220
RusHydro JSC		83,880	131,692

			604,363

ELECTRONICS – 1.3%
Flextronics International, Ltd.	*	13,090	118,988

FOOD – 6.2%
First Pacific Co., Ltd.		220,000	243,117
Lotte Confectionery Co., Ltd.		90	142,792
Marfrig Alimentos SA	*	37,200	100,437
People’s Food Holdings, Ltd.		78,000	71,785

			558,131

Common Stocks (Continued)		Shares	Fair Value
HOLDING COMPANY – 0.7%
Haw Par Corp., Ltd.		10,260	$60,497

INTERNET – 1.8%
AsiaInfo-Linkage, Inc.	*	14,030	161,906

IRON / STEEL – 6.2%
POSCO		1,250	371,636
Ternium SA (ADR)		7,820	187,836

			559,472

OIL & NATURAL GAS – 8.5%
Lukoil OAO (ADR)		5,724	363,817
Petroleo Brasileiro SA		23,800	398,174

			761,991

PHARMACEUTICAL – 0.8%
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.		70,580	69,408

RETAIL – 3.4%
Bosideng International Holdings, Ltd.		1,272,000	306,719

SEMICONDUCTORS – 4.9%
Samsung Electronics Co., Ltd.		343	436,315

TELECOMMUNICATIONS – 6.7%
Telefonica Brasil SA (ADR)		8,300	186,252
Tim Participacoes SA (ADR)		13,100	308,767
XL Axiata TBK PT		295,700	110,181

			605,200

TEXTILES – 0.7%
Weiqiao Textile Co.		103,000	60,431

Total Common Stocks (Cost $8,336,062)			$8,332,166

Preferred Stock – 3.8%		Shares	Fair Value
Hyundai Motor Co. (Cost $213,785)		3,380	$339,686

REITs – 0.8%		Shares	Fair Value
Fibra Uno Administracion SA de CV (Cost $69,571)		26,700	$73,592

Money Market Fund – 1.7%		Shares	Fair Value
Fidelity Institutional Money Market Portfolio, 0.01% (Cost $156,462)	(A)	156,462	$156,462

Total Investments (Cost $8,775,880) – 99.3%	(C)		$8,901,906
Other Assets in Excess of Liabilities – 0.7%			64,355

Net Assets – 100.00%			$8,966,261

[51]	(continued)

Timothy Plan Family of Funds	Emerging Markets (Continued)

Schedule of Investments	As of September 30, 2013

*	Non-income producing securities.
(ADR)	American Depositary Receipt.
REITs	– Real Estate Investment Trusts.
(A)	Variable rate security; the rate shown represents the yield at September 30, 2013.
(C)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,788,385 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation	$590,966
Unrealized depreciation	(477,445)

Net unrealized appreciation	$113,521

Diversification of Assets

Country	% of Net Assets
Austria	3.31%
Brazil	21.58%
China	3.28%
Hong Kong	9.96%
India	3.17%
Indonesia	1.23%
Luxembourg	3.76%
Mexico	4.15%
Panama	2.37%
Poland	1.67%
Russia	7.80%
Singapore	3.13%
South Korea	23.33%
Taiwan	1.89%
Turkey	6.89%
UAE	0.00%
Total	97.52%
Money Market Fund	1.75%
Other Assets In Excess of Liabilities	0.73%

Grand Total	100.00%

The accompanying notes are an integral part of these financial statements.

[52]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	September 30, 2013

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Assets:
Investments, at cost	$17,026,268	$32,918,167	$45,101,232	$56,648,826	$101,410,812	$74,615,573

Investments, at value	$20,741,893	$40,788,508	$53,082,694	$73,017,239	$128,320,091	$74,939,903
Receivable for securities sold	409,012	40,576	945,706	342,516	—	—
Receivable for fund shares sold	30,096	108,630	117,630	118,332	299,773	141,194
Dividends and interest receivable	5,374	44,285	31,691	60,892	113,768	622,394
Cash	—	—	—	—	10,254	—
Receivable for foreign tax reclaims	—	41,564	—	—	—	—
Prepaid expenses and other assets	24,037	14,551	16,016	16,138	21,044	14,750

Total Assets	21,210,412	41,038,114	54,193,737	73,555,117	128,764,930	75,718,241

Liabilities:
Payable for securities purchased	533,400	77,864	649,543	917,491	—	—
Accrued advisory fees	14,416	33,677	38,019	50,768	92,822	28,415
Payable for fund shares redeemed	7,416	7,089	15,187	30,600	289,021	119,214
Accrued 12b-1 fees	5,838	9,790	13,949	19,118	34,991	20,135
Accrued expenses and other liabilities	30,042	31,173	25,639	26,232	41,316	35,119

Total Liabilities	591,112	159,593	742,337	1,044,209	458,150	202,883

Net Assets	$20,619,300	$40,878,521	$53,451,400	$72,510,908	$128,306,780	$75,515,358

Net assets consist of:
Paid in capital	$15,890,011	$48,459,211	$40,972,995	$49,943,198	$91,769,195	$74,254,374
Undistributed net investment income (loss)	(183,314)	100,574	2,846	26,038	583,125	770,920
Accumulated net realized gain (loss) from investments	1,196,978	(15,551,605)	4,494,097	6,173,259	9,045,181	165,734
Net unrealized appreciation on investments	3,715,625	7,870,341	7,981,462	16,368,413	26,909,279	324,330

Net Assets	$20,619,300	$40,878,521	$53,451,400	$72,510,908	$128,306,780	$75,515,358

Class A
Net Assets	$17,727,079	$38,432,187	$48,410,620	$64,971,776	$114,657,487	$67,557,524
Shares of beneficial interest outstanding	1,969,645	4,440,919	5,788,841	3,200,627	6,320,247	6,480,318
Net Asset Value, offering price and redemption price per share	$9.00	$8.65	$8.36	$20.30	$18.14	$10.43

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.52	$9.15	$8.85	$21.48	$19.20	$10.92	*

Class C
Net Assets	$2,892,119	$2,446,232	$5,040,679	$7,539,029	$13,649,193	$7,957,733
Shares of beneficial interest outstanding	357,563	288,996	672,910	435,694	846,664	789,895
Net Asset Value, offering price and redemption price per share	$8.09	$8.46	$7.49	$17.30	$16.12	$10.07

Minimum Redemption Price Per Share (NAV * 0.99)	$8.01	$8.38	$7.42	$17.13	$15.96	$9.97

Class I
Net Assets	$101.62	$102.21	$100.67	$103.09	$99.70	$100.94
Shares of beneficial interest outstanding	11.274	11.820	12.034	5.081	5.498	9.759
Net Asset Value, offering price and redemption price per share	$9.01	$8.65	$8.37	$20.29	$18.13	$10.34

The accompanying notes are an integral part of these financial statements.

[53]

Timothy Plan Family of Funds

Statements of Assets and Liabilities	September 30, 2013

	High Yield Bond Fund		Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund
Assets:
Investments, at cost	$36,603,149		$9,147,239	$69,124,787	$36,346,153	$49,577,187	$8,775,880

Investments, at value	$37,129,010		$11,311,483	$68,489,409	$42,147,975	$54,778,856	$8,901,906
Dividends and interest receivable	731,688		5,775	160,258	66,213	128,496	11,592
Receivable for securities sold	101,250		—	—	—	—	—
Receivable for fund shares sold	55,117		8,443	67,355	28,405	40,305	38,064
Deposit with broker	—		—	—	—	—	507
Cash	—		5,174	—	—	—	—
Hong Kong Dollar (HKD)(Cost $16,962)	—		—	—	—	—	16,961
Brazilian Real (BRL)(Cost $8,906)	—		—	—	—	—	9,303
New Taiwan Dollar (TWD)(Cost $6,298)	—		—	—	—	—	6,334
Singapore Dollar (SGD)(Cost $486)	—		—	—	—	—	491
Receivable for foreign tax reclaims	—		—	8,606	—	—	—
Prepaid expenses and other assets	15,804		27,989	30,084	18,020	18,044	21,965

Total Assets	38,032,869		11,358,864	68,755,712	42,260,613	54,965,701	9,007,123

Liabilities:
Payable for securities purchased	100,000		86,932	—	66,205	128,476	—
Payable for fund shares redeemed	64,668		—	82,352	7,345	118,331	8,600
Accrued advisory fees	19,079		8,848	35,154	22,859	29,767	8,829
Accrued 12b-1 fees	9,183		2,705	22,667	4,336	5,817	2,004
Accrued expenses and other liabilities	26,412		21,701	37,575	26,623	26,481	21,429

Total Liabilities	219,342		120,186	177,748	127,368	308,872	40,862

Net Assets	$37,813,527		$11,238,678	$68,577,964	$42,133,245	$54,656,829	$8,966,261

Net assets consist of:
Paid in capital	$38,564,608		$9,249,775	$69,034,524	$45,548,657	$52,362,412	$8,607,324
Undistributed net investment income (loss)	94,798		(86,069)	464,351	33,057	14,940	(12,505)
Accumulated net realized gain (loss) from investments	(1,371,740)		(89,272)	(285,533)	(9,250,291)	(2,922,192)	244,979
Net unrealized appreciation (depreciation) on investments	525,861		2,164,244	(635,378)	5,801,822	5,201,669	126,463

Net Assets	$37,813,527		$11,238,678	$68,577,964	$42,133,245	$54,656,829	$8,966,261

Class A
Net Assets	$35,577,723		$10,295,116	$51,859,430	$34,465,601	$44,238,165	$8,674,893
Shares of beneficial interest outstanding	3,786,274		811,263	4,661,577	4,131,468	4,209,745	823,912
Net Asset Value, offering price and redemption price per share	$9.40		$12.69	$11.12	$8.34	$10.51	$10.53

Offering Price Per Share (NAV / 0.945) *(NAV / 0.955)	$9.84	*	$13.43	$11.77	$8.83	$11.12	$11.14

Class C
Net Assets	$2,235,704		$943,458	$16,718,434	$7,667,644	$10,418,664	$291,262
Shares of beneficial interest outstanding	235,906		75,497	1,544,600	997,277	1,064,647	27,804
Net Asset Value, offering price and redemption price per share	$9.48		$12.50	$10.82	$7.69	$9.79	$10.48

Minimum Redemption Price Per Share (NAV * 0.99)	$9.39		$12.38	$10.71	$7.61	$9.69	$10.38

Class I
Net Assets	$100.19		$103.73	$100.00	$—	$—	$105.69
Shares of beneficial interest outstanding	10.655		8.190	9.001	—	—	10.040
Net Asset Value, offering price and redemption price per share	$9.40		$12.67	$11.11	$—	$—	$10.53

The accompanying notes are an integral part of these financial statements.

[54]

Timothy Plan Family of Funds

Statements of Operations	For the Year Ended September 30, 2013

	Aggressive Growth Fund	International Fund	Large/Mid Cap Growth Fund	Small Cap Value Fund	Large/Mid Cap Value Fund	Fixed Income Fund
Investment Income:
Interest income	$281	$683	$1,003	$737	$2,293	$2,303,380
Dividend income	114,572	955,817	660,921	997,193	2,522,759	—
Foreign tax withheld	—	(109,637)	(80)	—	(3,802)	—

Total Investment Income	114,853	846,863	661,844	997,930	2,521,250	2,303,380

Operating Expenses:
Investment advisory fees	147,753	348,337	417,861	511,069	1,051,390	491,347
12b-1 Fees:
Class A	37,848	82,149	110,848	135,848	279,827	182,505
Class C	22,436	19,739	48,210	57,866	117,622	88,892
Administration fees	38,467	66,515	101,219	118,791	244,380	162,998
Registration fees	34,891	42,054	41,931	42,698	46,589	45,635
Custody fees	25,718	6,368	15,244	16,024	17,433	16,482
Audit fees	12,480	14,659	11,875	14,075	14,276	11,537
Printing expenses	9,455	19,492	22,536	37,622	53,845	32,954
Non 12b-1 shareholder servicing fees	8,431	11,724	39,122	15,552	74,397	55,689
Compliance officer fees	849	1,447	—	15,672	7,946	7,566
Insurance expenses	579	1,175	1,696	1,939	4,092	3,141
Trustees’ fees	476	2,420	4,247	7,134	11,864	6,971
Miscellaneous expenses	647	694	1,749	2,679	1,427	2,978

Total Operating Expenses	340,030	616,773	816,538	976,969	1,925,088	1,108,695
Less: Expenses waived by Advisor	—	—	—	—	—	(122,837)

Net Operating Expenses	340,030	616,773	816,538	976,969	1,925,088	985,858

Net Investment Income (Loss)	(225,177)	230,090	(154,694)	20,961	596,162	1,317,522

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	2,105,187	783,962	4,956,086	8,776,714	20,643,211	901,715
Capital gain dividends from REITs	2,235	—	—	36,191	12,601	—
Net change in unrealized appreciation (depreciation) on investments	2,256,985	5,027,081	4,941,630	10,680,831	3,763,115	(4,713,356)

Net Realized and Unrealized Gain (Loss) on Investments	4,364,407	5,811,043	9,897,716	19,493,736	24,418,927	(3,811,641)

Net Increase (Decrease) in Net Assets Resulting From Operations	$4,139,230	$6,041,133	$9,743,022	$19,514,697	$25,015,089	$(2,494,119)

The accompanying notes are an integral part of these financial statements.

[55]

Timothy Plan Family of Funds

Statements of Operations	For the Year Ended September 30, 2013

	High Yield Bond Fund	Israel Common Values Fund	Defensive Strategies Fund	Strategic Growth Fund	Conservative Growth Fund	Emerging Markets Fund (1)
Investment Income:
Interest income	$2,493,115	$115	$434,480	$344	$285	$692
Dividend income	—	195,166	927,313	—	—	136,281
Dividend income from affiliated funds	—	—	—	522,463	670,704	—
Foreign tax withheld	—	(47,322)	(40,512)	—	—	(8,412)

Total Investment Income	2,493,115	147,959	1,321,281	522,807	670,989	128,561

Operating Expenses:
Investment advisory fees	231,475	88,903	445,578	257,086	334,749	73,220
12b-1 fees:
Class A	91,373	21,274	137,897	—	—	15,061
Class C	20,302	3,805	191,043	53,296	72,184	1,190
Administration fees	77,491	14,622	148,580	78,299	101,134	11,721
Registration fees	41,364	31,480	46,042	41,343	42,063	31,168
Audit fees	21,164	16,868	14,460	10,052	12,372	12,000
Printing expenses	17,722	3,410	30,111	23,692	26,141	2,959
Non 12b-1 shareholder servicing fees	11,145	1,463	14,060	5,396	6,966	7,096
Custody fees	7,666	12,647	32,107	6,123	11,828	27,723
Trustees’ fees	3,058	958	7,364	2,323	3,214	1,003
Insurance expenses	1,341	255	2,802	1,448	1,846	282
Compliance officer fees	1,140	3,701	9,936	1,979	469	1,004
Miscellaneous expenses	1,659	1,543	327	289	2,344	2,909

Total Operating Expenses	526,900	200,929	1,080,307	481,326	615,310	187,336
Less: Expenses waived by Advisor	—	—	—	—	—	—

Net Operating Expenses	526,900	200,929	1,080,307	481,326	615,310	187,336

Net Investment Income (Loss)	1,966,215	(52,970)	240,974	41,481	55,679	(58,775)

Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	232,096	(30,117)	380,305	1,365,460	2,008,053	287,405
Capital gain distributions from affiliated funds	—	—	—	184,843	165,162	—
Capital gain dividends from REITs	—	—	95,795	—	—	—
Net change in unrealized appreciation on investments	(707,158)	2,064,869	(7,225,344)	3,100,731	834,809	126,463

Net Realized and Unrealized Gain (Loss) on Investments	(475,062)	2,034,752	(6,749,244)	4,651,034	3,008,024	413,868

Net Increase (Decrease) in Net Assets Resulting From Operations	$1,491,153	$1,981,782	$(6,508,270)	$4,692,515	$3,063,703	$355,093

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[56]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$(225,177)	$(299,924)	$230,090	$106,450	$(154,694)	$(292,039)
Net realized gain (loss) from investments	2,105,187	1,298,159	783,962	(1,260,746)	4,956,086	2,840,379
Capital gain dividends from REITs	2,235	68	—	—	—	226
Distributions of realized gains by underlying investment companies	—	84	—	—	—	723
Net change in unrealized appreciation on investments	2,256,985	2,716,915	5,027,081	5,891,664	4,941,630	6,897,905

Net increase in net assets resulting from operations	4,139,230	3,715,302	6,041,133	4,737,368	9,743,022	9,447,194

Distributions to Shareholders:
Net investment income
Class A	—	—	(230,752)	(1,003,855)	—	—
Class C	—	—	—	(37,702)	—	—
Net realized gains
Class A	—	—	—	—	(2,446,061)	(1,655,964)
Class C	—	—	—	—	(296,634)	(154,620)

Total dividends and distributions to shareholders	—	—	(230,752)	(1,041,557)	(2,742,695)	(1,810,584)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	4,388,489	5,287,889	10,977,091	9,560,090	9,051,293	10,978,227
Class C	717,887	521,055	755,818	368,778	1,516,639	1,699,860
Class I	100	—	100	—	100	—
Reinvestment of dividends and distributions
Class A	—	—	202,277	913,673	2,267,318	1,589,285
Class C	—	—	—	29,877	239,483	114,500
Cost of shares redeemed
Class A	(4,678,771)	(6,391,333)	(8,018,394)	(12,627,271)	(10,724,659)	(12,456,411)
Class C	(546,416)	(559,765)	(260,483)	(379,323)	(1,827,870)	(611,223)

Net increase (decrease) in net assets from share transactions of beneficial interest	(118,711)	(1,142,154)	3,656,409	(2,134,176)	522,304	1,314,238

Total Increase in Net Assets	4,020,519	2,573,148	9,466,790	1,561,635	7,522,631	8,950,848

The accompanying notes are an integral part of these financial statements.

[57]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Aggressive Growth Fund		International Fund		Large/Mid Cap Growth Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Net Assets:
Beginning of year	16,598,781	14,025,633	31,411,731	29,850,096	45,928,769	36,977,921

End of year*	$20,619,300	$16,598,781	$40,878,521	$31,411,731	$53,451,400	$45,928,769

* Includes undistributed net investment income (loss) at end of year	$(183,314)	$(243,524)	$100,574	$44,931	$2,846	$—

Share Activity:
Shares Sold
Class A	545,659	767,834	1,370,275	1,359,366	1,187,169	1,578,172
Class C	97,012	83,427	96,698	54,008	221,194	261,889
Class I	11	—	12	—	12	—
Shares Reinvested
Class A	—	—	26,720	137,809	324,831	248,326
Class C	—	—	—	4,582	38,074	19,606
Shares Redeemed
Class A	(603,346)	(942,716)	(1,029,883)	(1,771,028)	(1,398,597)	(1,808,904)
Class C	(81,776)	(89,997)	(33,866)	(55,851)	(262,121)	(95,547)

Net increase (decrease) in shares of beneficial interest outstanding	(42,440)	(181,452)	429,956	(271,114)	110,562	203,542

The accompanying notes are an integral part of these financial statements.

[58]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Operations:
Net investment income	$20,961	$62,933	$596,162	$359,304	$1,317,522	$1,447,185
Net realized gain from investments	8,776,714	719,802	20,643,211	2,183,461	901,715	1,119,022
Capital gain dividends from REITs	36,191	105,312	12,601	—	—	—
Distributions of realized gains by underlying investment companies	—	27,521	—	14,053	—	—
Net change in unrealized appreciation (depreciation) on investments	10,680,831	13,945,528	3,763,115	19,698,121	(4,713,356)	83,832

Net increase (decrease) in net assets resulting from operations	19,514,697	14,861,096	25,015,089	22,254,939	(2,494,119)	2,650,039

Distributions to Shareholders:
Net investment income
Class A	(88,849)	—	(358,626)	(192,686)	(903,855)	(1,390,052)
Class C	—	—	—	—	(54,237)	(117,270)
From return of capital
Class A	—	—	—	—	—	(164,680)
Class C	—	—	—	—	—	(22,138)

Total dividends and distributions to shareholders	(88,849)	—	(358,626)	(192,686)	(958,092)	(1,694,140)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	11,969,015	9,466,165	30,287,293	22,377,135	22,378,103	29,593,291
Class C	2,004,285	741,076	3,183,229	1,527,688	2,874,242	2,584,354
Class I	100	—	100	—	100	—
Reinvestment of dividends and distributions
Class A	84,074	—	307,962	166,163	801,878	1,387,933
Class C	—	—	—	—	45,593	118,494
Cost of shares redeemed
Class A	(12,650,070)	(14,169,607)	(38,910,448)	(20,066,761)	(27,243,493)	(16,548,854)
Class C	(1,235,150)	(940,033)	(2,518,994)	(1,923,286)	(3,570,618)	(2,079,274)

Net increase (decrease) in net assets from share transactions of beneficial interest	172,254	(4,902,399)	(7,650,858)	2,080,939	(4,714,195)	15,055,944

Total Increase (Decrease) in Net Assets	19,598,102	9,958,697	17,005,605	24,143,192	(8,166,406)	16,011,843

The accompanying notes are an integral part of these financial statements.

[59]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Small Cap Value Fund		Large/Mid Cap Value Fund		Fixed Income Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Net Assets:
Beginning of year	52,912,806	42,954,109	111,301,175	87,157,983	83,681,764	67,669,921

End of year*	$72,510,908	$52,912,806	$128,306,780	$111,301,175	$75,515,358	$83,681,764

* Includes undistributed net investment income (loss) at end of year	$26,038	$62,933	$583,125	$345,523	$770,920	$—

Share Activity:
Shares Sold
Class A	692,720	689,419	1,833,499	1,617,146	2,088,605	2,736,275
Class C	132,413	63,479	212,010	123,919	277,316	247,361
Class I	5	—	5	—	10	—
Shares Reinvested
Class A	5,349	—	20,092	12,494	76,046	128,523
Class C	—	—	—	—	4,489	11,334
Shares Redeemed
Class A	(752,629)	(1,051,072)	(2,333,513)	(1,442,807)	(2,557,054)	(1,531,237)
Class C	(87,460)	(80,270)	(173,444)	(154,756)	(347,595)	(198,943)

Net increase (decrease) in shares of beneficial interest outstanding	(9,602)	(378,444)	(441,351)	155,996	(458,183)	1,393,313

The accompanying notes are an integral part of these financial statements.

[60]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Period Ended (1) September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Operations:
Net investment income (loss)	$1,966,215	$1,729,254	$(52,970)	$(109,693)	$240,974	$16,603
Net realized gain (loss) from investments	232,096	190,990	(30,117)	1,366	380,305	909,400
Capital gain dividends from REITs	—	—	—	—	95,795	52,388
Net change in unrealized appreciation (depreciation) on investments	(707,158)	2,130,949	2,064,869	99,375	(7,225,344)	7,160,412

Net increase (decrease) in net assets resulting from operations	1,491,153	4,051,193	1,981,782	(8,952)	(6,508,270)	8,138,803

Distributions to Shareholders:
Net investment income
Class A	(1,782,597)	(1,666,004)	—	—	(28)	(463,463)
Class C	(88,820)	(72,710)	—	—	(10)	(30,067)
From net realized gains
Class A	—	—	—	—	(97,172)	(3,030,191)
Class C	—	—	—	—	(35,276)	(856,233)
From return of capital
Class A	—	(49,301)	—	—	—	(175,127)
Class C	—	(2,413)	—	—	—	(52,013)

Total dividends and distributions to shareholders	(1,871,417)	(1,790,428)	—	—	(132,486)	(4,607,094)

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	15,564,006	20,228,788	3,295,264	11,718,256	20,337,684	31,938,021
Class C	1,124,628	734,558	738,558	336,402	5,060,845	6,490,538
Class I	100	—	100	—	100	—
Reinvestment of dividends and distributions
Class A	1,572,663	1,538,720	—	—	92,047	3,264,161
Class C	69,721	57,907	—	—	34,945	932,036
Cost of shares redeemed
Class A	(14,596,227)	(13,635,827)	(2,878,944)	(3,724,284)	(16,279,364)	(28,825,727)
Class C	(616,056)	(413,933)	(98,800)	(120,704)	(5,357,105)	(2,770,955)

Net increase in net assets from share transactions of beneficial interest	3,118,835	8,510,213	1,056,178	8,209,670	3,889,152	11,028,074

Total Increase (Decrease) in Net Assets	2,738,571	10,770,978	3,037,960	8,200,718	(2,751,604)	14,559,783

(1)	The Israel Common Values Fund commenced operations on October 12, 2011.

The accompanying notes are an integral part of these financial statements.

[61]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	High Yield Bond Fund		Israel Common Values Fund		Defensive Strategies Fund
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Period Ended (1) September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012
Net Assets:
Beginning of year	35,074,956	24,303,978	8,200,718	—	71,329,568	56,769,785

End of year*	$37,813,527	$35,074,956	$11,238,678	$8,200,718	$68,577,964	$71,329,568

* Includes undistributed net investment income (loss) at end of period	$94,798	$—	$(86,069)	$(84,330)	$464,351	$172,609

Share Activity:
Shares Sold
Class A	1,615,799	2,188,769	286,237	1,153,664	1,733,384	2,657,882
Class C	116,063	78,895	63,533	33,037	437,490	558,363
Class I	11		8		9
Shares Reinvested
Class A	165,588	166,421	—	—	7,703	283,347
Class C	7,288	6,212	—	—	2,990	82,046
Shares Redeemed
Class A	(1,523,719)	(1,479,733)	(260,162)	(368,476)	(1,415,033)	(2,475,935)
Class C	(63,809)	(44,704)	(9,559)	(11,514)	(478,799)	(239,208)

Net increase in shares of beneficial interest outstanding	317,221	915,860	80,057	806,711	287,744	866,495

The accompanying notes are an integral part of these financial statements.

[62]

Timothy Plan Family of Funds

Statements of Changes in Net Assets

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund (1)
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2013
Operations:
Net investment income (loss)	$41,481	$182,207	$55,679	$269,076	$(58,775)
Net realized gain (loss) from investments	1,365,460	(447,532)	2,008,053	1,635,113	287,405
Capital gain distributions from affiliated funds	184,843	628,601	165,162	644,601	—
Net change in unrealized appreciation on investments	3,100,731	6,437,198	834,809	3,133,017	126,463

Net increase in net assets resulting from operations	4,692,515	6,800,474	3,063,703	5,681,807	355,093

Distributions to Shareholders:
Net Investment Income
Class A	(190,626)	—	(306,948)	(49,894)	—
Class C	(5)	—	(6)	—	—

Total dividends and distributions to shareholders	(190,631)	—	(306,954)	(49,894)	—

Share Transactions of Beneficial Interest:
Net proceeds from shares sold
Class A	5,923,646	2,739,030	9,364,096	5,968,016	9,641,956
Class C	1,239,023	818,628	2,556,007	1,927,268	323,894
Class I	—	—	—	—	100
Reinvestment of dividends and distributions
Class A	185,872	—	283,789	46,328	—
Class C	—	—	—	—	—
Cost of shares redeemed
Class A	(7,599,802)	(7,434,707)	(7,690,796)	(5,947,763)	(1,321,810)
Class C	(1,203,822)	(1,552,381)	(1,846,027)	(1,686,942)	(32,972)

Net increase (decrease) in net assets from share transactions of beneficial interest	(1,455,083)	(5,429,430)	2,667,069	306,907	8,611,168

Total Increase (Decrease) in Net Assets	3,046,801	1,371,044	5,423,818	5,938,820	8,966,261

(1)	The Emerging Markets Fund commenced operations on December 3, 2012.

The accompanying notes are an integral part of these financial statements.

[63]

Timothy Plan Family of Funds

Statements of Changes in Net Assets (Continued)

	Strategic Growth Fund		Conservative Growth Fund		Emerging Markets Fund (1)
	Year Ended September 30, 2013	Year Ended September 30, 2012	Year Ended September 30, 2013	Year Ended September 30, 2012	Period Ended September 30, 2013
Net Assets:
Beginning of period	39,086,444	37,715,400	49,233,011	43,294,191	—

End of period*	$42,133,245	$39,086,444	$54,656,829	$49,233,011	$8,966,261

* Includes undistributed net investment income (loss) at end of period	$33,057	$182,207	$14,940	$276,345	$(12,505)

Share Activity:
Shares Sold
Class A	745,072	382,740	913,784	621,169	953,198
Class C	168,878	124,012	266,950	213,342	31,033
Class I	—	—	—	—	10
Shares Reinvested
Class A	24,765	—	28,489	4,939	—
Class C	—	—	—	—	—
Shares Redeemed
Class A	(970,634)	(1,040,902)	(756,030)	(618,780)	(129,286)
Class C	(166,611)	(235,669)	(194,209)	(187,625)	(3,229)

Net increase (decrease) in shares of beneficial interest outstanding	(198,530)	(769,819)	258,984	33,045	851,726

The accompanying notes are an integral part of these financial statements.

[64]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class A Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.10		$5.57		$5.42		$4.51	$3.71		$6.80

Income (loss) from investment operations:
Net investment income (loss)	(0.09	)(B)	(0.12	)(B)	(0.10	)(B)	(0.09)	(0.05)		(0.07)
Net realized and unrealized gain (loss) on investments	1.99		1.65		0.25		1.00	0.85		(3.01)

Total from investment operations	1.90		1.53		0.15		0.91	0.80		(3.08)

Less Distributions:
From net realized gains on investments	—		—		—		—	—		(0.01)

Total distributions	—		—		—		—	—		(0.01)

Net asset value, end of period	$9.00		$7.10		$5.57		$5.42	$4.51		$3.71

Total return (C)(D)	26.76%		27.47%		2.77%		20.18%	21.56	%(F)	(45.27)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$17,727		$14,398		$12,259		$13,247	$17,007		$14,575
Ratio of expenses to average net assets	1.86%		2.12%		1.81%		1.88%	1.85	%(G)	1.72%
Ratio of net investment income (loss) to average net assets	(1.20)%		(1.78)%		(1.52)%		(1.61)%	(1.58	)%(G)	(1.33)%
Portfolio turnover rate	120%		147%		201%		89%	136	%(F)	244	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[65]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.43		$5.06		$4.98		$4.18	$3.46		$6.37

Income (loss) from investment operations:
Net investment loss	(0.14	)(B)	(0.16	)(B)	(0.13	)(B)	(0.11)	(0.06)		(0.11)
Net realized and unrealized gain (loss) on investments	1.80		1.53		0.21		0.91	0.78		(2.79)

Total from investment operations	1.66		1.37		0.08		0.80	0.72		(2.90)

Less Distributions:
From net realized gains on investments	—		—		—		—	—		(0.01)

Total distributions	—		—		—		—	—		(0.01)

Net asset value, end of period	$8.09		$6.43		$5.06		$4.98	$4.18		$3.46

Total return (C)(D)	25.82%		27.08%		1.61%		19.14%	20.81	%(F)	(45.50)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,892		$2,201		$1,766		$1,670	$1,477		$1,272
Ratio of expenses to average net assets	2.60%		2.87%		2.57%		2.63%	2.60	%(G)	2.47%
Ratio of net investment income (loss) to average net assets	(1.94)%		(2.53)%		(2.28)%		(2.35)%	(2.33	)%(G)	(2.08)%
Portfolio turnover rate	120%		147%		201%		89%	136	%(F)	244	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[66]

Timothy Plan Family of Funds

Financial Highlights

	Aggressive Growth
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$8.87

Income (loss) from investment operations:
Net investment income (B)	—	*
Net realized and unrealized gain on investments	0.14

Total from investment operations	0.14

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$9.01

Total return (C)	1.58	%(D)
Ratios/supplemental data:
Net assets, end of period	$102
Ratio of expenses to average net assets	1.61	%(E)
Ratio of net investment income (loss) to average net assets	(0.95	)%(E)
Portfolio turnover rate	120	%(D)

*	Amount is less than $0.005 per share.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[67]

Timothy Plan Family of Funds

Financial Highlights

International
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.31	$6.54	$7.71	$7.52	$5.92	$11.00

Income (loss) from investment operations:
Net investment income (loss)	0.06	(B)	0.03	(B)	0.20	(B)	0.04	0.08	0.09
Net realized and unrealized gain (loss) on investments	1.34	0.97	(1.33)	0.26	1.52	(5.08)

Total from investment operations	1.40	1.00	(1.13)	0.30	1.60	(4.99)

Less Distributions:
From net investment income	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)

Total distributions	(0.06)	(0.23)	(0.04)	(0.11)	—	(0.09)

Net asset value, end of period	$8.65	$7.31	$6.54	$7.71	$7.52	$5.92

Total return (C)(D)	19.25%	15.73%	(14.72)%	3.93%	27.03	%(E)	(45.38)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$38,432	$29,794	$28,423	$35,206	$37,248	$31,214
Ratio of expenses to average net assets	1.73%	1.82%	1.70%	1.74%	1.72	%(F)	1.66%
Ratio of net investment income (loss) to average net assets	0.70%	0.38%	2.45%	0.58%	1.68	%(F)	1.12%
Portfolio turnover rate	29%	34%	62%	41%	38	%(E)	32%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[68]

Timothy Plan Family of Funds

Financial Highlights

International
(Class C Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.15	$6.39	$7.58	$7.41	$5.87	$10.97

Income (loss) from investment operations:
Net investment income (loss)	—	(B)	(0.02	)(B)	0.13	(B)	(0.01)	0.04	0.04
Net realized and unrealized gain (loss) on investments	1.31	0.95	(1.29)	0.25	1.50	(5.07)

Total from investment operations	1.31	0.93	(1.16)	0.24	1.54	(5.03)

Less Distributions:
From net investment income	—	(0.17)	(0.03)	(0.07)	—	(0.07)

Total distributions	—	(0.17)	(0.03)	(0.07)	—	(0.07)

Net asset value, end of period	$8.46	$7.15	$6.39	$7.58	$7.41	$5.87

Total return (C)(D)	18.32%	14.88%	(15.40)%	3.27%	26.24	%(E)	(45.79)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,446	$1,617	$1,427	$1,941	$1,417	$984
Ratio of expenses to average net assets	2.47%	2.57%	2.45%	2.49%	2.47	%(F)	2.40%
Ratio of net investment income (loss) to average net assets	(0.01)%	(0.32)%	1.58%	(0.15)%	0.85	%(F)	0.45%
Portfolio turnover rate	29%	34%	62%	41%	38	%(E)	32%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[69]

Timothy Plan Family of Funds

Financial Highlights

	International
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$8.46

Income (loss) from investment operations:
Net investment income (B)	0.02
Net realized and unrealized gain on investments	0.17

Total from investment operations	0.19

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$8.65

Total return (C)	2.25	%(D)
Ratios/supplemental data:
Net assets, end of period	$102
Ratio of expenses to average net assets	1.48	%(E)
Ratio of net investment income to average net assets	0.95	%(E)
Portfolio turnover rate	29	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[70]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class A Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.30		$6.05		$5.99		$5.37	$4.38		$6.89

Income (loss) from investment operations:
Net investment loss	(0.02	)(B)	(0.04	)(B)	(0.04	)(B)	(0.04)	(0.02)		(0.04)
Net realized and unrealized gain (loss) on investments	1.51		1.61		0.10		0.66	1.01		(2.46)

Total from investment operations	1.49		1.57		0.06		0.62	0.99		(2.50)

Less Distributions:
From net realized gains on investments	(0.43)		(0.32)		—		—	—		(0.01)

Total distributions	(0.43)		(0.32)		—		—	—		(0.01)

Net asset value, end of period	$8.36		$7.30		$6.05		$5.99	$5.37		$4.38

Total return (C)(D)	21.62%		26.61%		1.00%		11.55%	22.60	%(F)	(36.30)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$48,411		$41,446		$34,252		$38,865	$35,973		$32,484
Ratio of expenses to average net assets	1.59%		1.68%		1.60%		1.66%	1.67	%(G)	1.56%
Ratio of net investment income (loss) to average net assets	(0.24)%		(0.63)%		(0.64)%		(0.74)%	(0.58	)%(G)	(0.64)%
Portfolio turnover rate	91%		127%		150%		78%	78	%(F)	177	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[71]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.63		$5.57		$5.55		$5.01	$4.11		$6.51

Income (loss) from investment operations:
Net investment loss	(0.07	)(B)	(0.09	)(B)	(0.09	)(B)	(0.08)	(0.04)		(0.08)
Net realized and unrealized gain (loss) on investments	1.36		1.47		0.11		0.62	0.94		(2.31)

Total from investment operations	1.29		1.38		0.02		0.54	0.90		(2.39)

Less Distributions:
From net realized gains on investments	(0.43)		(0.32)		—		—	—		(0.01)

Total distributions	(0.43)		(0.32)		—		—	—		(0.01)

Net asset value, end of period	$7.49		$6.63		$5.57		$5.55	$5.01		$4.11

Total return (C)(D)	20.74%		25.47%		0.36%		10.78%	21.90	%(F)	(36.73)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$5,041		$4,483		$2,726		$2,523	$2,120		$1,971
Ratio of expenses to average net assets	2.34%		2.44%		2.35%		2.41%	2.42	%(G)	2.31%
Ratio of net investment income (loss) to average net assets	(0.99)%		(1.38)%		(1.38)%		(1.49)%	(1.33	)%(G)	(1.39)%
Portfolio turnover rate	91%		127%		150%		78%	78	%(F)	177	%(E)

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	On January 1, 2008, Chartwell Investment Partners became sub-advisor for the Fund.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[72]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Growth
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$8.31

Income (loss) from investment operations:
Net investment income (B)	0.01
Net realized and unrealized gain on investments	0.05

Total from investment operations	0.06

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$8.37

Total return (C)	0.72	%(D)
Ratios/supplemental data:
Net assets, end of period	$101
Ratio of expenses to average net assets	1.34	%(E)
Ratio of net investment income (loss) to average net assets	0.01	%(E)
Portfolio turnover rate	91	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[73]

Timothy Plan Family of Funds

Financial Highlights

Small Cap Value
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$14.74	$10.82	$11.28	$10.25	$8.88	$13.27

Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	0.03	(B)	(0.05	)(B)	(0.06)	(0.05)	0.01
Net realized and unrealized gain (loss) on investments	5.57	3.89	(0.41	)(C)	1.09	1.42	(4.33)

Total from investment operations	5.59	3.92	(0.46)	1.03	1.37	(4.32)

Less distributions:
From net investment income	(0.03)	—	—	—	—	—
From net realized gains on investments	—	—	—	—	—	(0.07)

Total distributions	(0.03)	—	—	—	—	(0.07)

Net asset value, end of period	$20.30	$14.74	$10.82	$11.28	$10.25	$8.88

Total return (D)(E)	37.97%	36.23%	(4.08)%	10.05%	15.43	%(F)	(32.50)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$64,972	$47,976	$39,145	$40,482	$47,268	$42,651
Ratio of expenses to average net assets	1.55%	1.59%	1.53%	1.59%	1.59	%(G)	1.50%
Ratio of net investment income (loss) to average net assets	0.11%	0.19%	(0.36)%	(0.51)%	(0.71	)%(G)	0.05%
Portfolio turnover rate	73%	65%	102%	64%	57	%(F)	110%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[74]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.63		$9.35		$9.82		$8.99	$7.83		$11.80

Income (loss) from investment operations:
Net investment loss	(0.10	)(B)	(0.06	)(B)	(0.13	)(B)	(0.12)	(0.09)		(0.07)
Net realized and unrealized gain (loss) on investments	4.77		3.34		(0.34	)(C)	0.95	1.25		(3.83)

Total from investment operations	4.67		3.28		(0.47)		0.83	1.16		(3.90)

Less distributions:
From net realized gains on investments	—		—		—		—	—		(0.07)

Total distributions	—		—		—		—	—		(0.07)

Net asset value, end of period	$17.30		$12.63		$9.35		$9.82	$8.99		$7.83

Total return (D)(E)	36.98%		35.08%		(4.79)%		9.23%	14.81	%(F)	(32.99)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$7,539		$4,937		$3,809		$4,186	$3,867		$3,901
Ratio of expenses to average net assets	2.30%		2.34%		2.28%		2.34%	2.34	%(G)	2.25%
Ratio of net investment income (loss) to average net assets	(0.65)%		(0.55)%		(1.12)%		(1.26)%	(1.45	)%(G)	(0.70)%
Portfolio turnover rate	73%		65%		102%		64%	57	%(F)	110%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[75]

Timothy Plan Family of Funds

Financial Highlights

	Small Cap Value
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$19.68

Income (loss) from investment operations:
Net investment income (B)	(0.01)
Net realized and unrealized gain on investments	0.62

Total from investment operations	0.61

Net asset value, end of period	$20.29

Total return (C)	3.10	%(D)
Ratios/supplemental data:
Net assets, end of period	$103
Ratio of expenses to average net assets	1.30	%(E)
Ratio of net investment income (loss) to average net assets	0.36	%(E)
Portfolio turnover rate	73	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[76]

Timothy Plan Family of Funds

Financial Highlights

Large/Mid Cap Value
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$14.80	$11.83	$11.84	$10.72	$9.10	$15.48

Income (loss) from investment operations:
Net investment income	0.09	(B)	0.06	(B)	0.04	(B)	0.05	0.04	0.05
Net realized and unrealized gain (loss) on investments	3.30	2.94	(0.01	)(C)	1.12	1.58	(6.26)

Total from investment operations	3.39	3.00	0.03	1.17	1.62	(6.21)

Less Distributions:
From net investment income	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.03)
From net realized gains on investments	—	—	—	—	—	(0.14)

Total distributions	(0.05)	(0.03)	(0.04)	(0.05)	—	(0.17)

Net asset value, end of period	$18.14	$14.80	$11.83	$11.84	$10.72	$9.10

Total return (D)(E)	23.00%	25.39%	0.20%	10.94%	17.80	%(F)	(40.05)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$114,657	$100,632	$78,255	$80,700	$82,784	$69,695
Ratio of expenses to average net assets	1.49%	1.57%	1.51%	1.58%	1.57	%(G)	1.51%
Ratio of net investment income (loss) to average net assets	0.55%	0.42%	0.33%	0.39%	0.57	%(G)	0.39%
Portfolio turnover rate	64%	7%	19%	38%	32	%(F)	77%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect sales load.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[77]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Value
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$13.20		$10.61		$10.68		$9.73	$8.31		$14.24

Income (loss) from investment operations:
Net investment loss	(0.03	)(B)	(0.04	)(B)	(0.05	)(B)	(0.05)	(0.01)		(0.04)
Net realized and unrealized gain (loss) on investments	2.95		2.63		—	(C)	1.03	1.43		(5.73)

Total from investment operations	2.92		2.59		(0.05)		0.98	1.42		(5.77)

Less Distributions:
From net investment income	—		—		(0.02)		(0.03)	—		(0.02)
From net realized gains on investments	—		—		—		—	—		(0.14)

Total distributions	—		—		(0.02)		(0.03)	—		(0.16)

Net asset value, end of period	$16.12		$13.20		$10.61		$10.68	$9.73		$8.31

Total return (D)(E)	22.12%		24.41%		(0.52)%		10.12%	17.09	%(F)	(40.49)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$13,649		$10,669		$8,903		$9,484	$9,552		$8,544
Ratio of expenses to average net assets	2.23%		2.32%		2.26%		2.33%	2.32	%(G)	2.26%
Ratio of net investment income (loss) to average net assets	(0.19)%		(0.32)%		(0.43)%		(0.35)%	(0.18	)%(G)	(0.35)%
Portfolio turnover rate	64%		7%		19%		38%	32	%(F)	77%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not agree to the aggregate gains and losses in the Statement of Operations due to the fluctuations in share transactions.
(D)	Total return calculation does not reflect redemption fee.
(E)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(F)	For periods of less than one full year, total return and turnover are not annualized.
(G)	Annualized.

The accompanying notes are an integral part of these financial statements.

[78]

Timothy Plan Family of Funds

Financial Highlights

	Large/Mid Cap Value
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$18.19

Income (loss) from investment operations:
Net investment income (B)	0.03
Net realized and unrealized loss on investments	(0.09)

Total from investment operations	(0.06)

Less Distributions:
From net investment income	—
From net realized gains on investments	—
From return of capital	—

Total distributions	—

Net asset value, end of period	$18.13

Total return (C)	(0.33	)%(D)
Ratios/supplemental data:
Net assets, end of period	$100
Ratio of expenses to average net assets	1.24	%(E)
Ratio of net investment income (loss) to average net assets	0.80	%(E)
Portfolio turnover rate	64	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[79]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.87	$10.72	$10.56	$10.14	$9.56	$9.99

Income (loss) from investment operations:
Net investment income	0.18	(B)	0.22	(B)	0.28	(B)	0.29	(B)	0.24	0.43
Net realized and unrealized gain (loss) on investments	(0.49)	0.18	0.18	0.42	0.58	(0.43)

Total from investment operations	(0.31)	0.40	0.46	0.71	0.82	—

Less distributions:
From net investment income	(0.13)	(0.22)	(0.30)	(0.29)	(0.24)	(0.43)
From return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.13)	(0.25)	(0.30)	(0.29)	(0.24)	(0.43)

Net asset value, end of period	$10.43	$10.87	$10.72	$10.56	$10.14	$9.56

Total return (C)(D)	(2.82)%	3.73%	4.42%	7.07%	8.70	%(E)	(0.05)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$67,558	$74,685	$59,405	$58,831	$48,074	$37,367
Ratios to average net assets
Expenses, before waiver and reimbursement	1.27%	1.31%	1.27%	1.36%	1.35	%(F)	1.29%
Expenses, net waiver and reimbursement	1.12%	1.16%	1.15%	1.21%	1.20	%(F)	1.14%
Net investment income (loss), before waiver and reimbursement	1.54%	1.86%	2.58%	2.63%	3.24	%(F)	4.11%
Net investment income (loss), net waiver and reimbursement	1.69%	2.01%	2.71%	2.78%	3.39	%(F)	4.26%
Portfolio turnover rate	25%	19%	22%	26%	22	%(E)	35%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[80]

Timothy Plan Family of Funds

Financial Highlights

Fixed Income
(Class C Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.51	$10.38	$10.22	$9.82	$9.28	$9.69

Income (loss) from investment operations:
Net investment income	0.10	(B)	0.13	(B)	0.20	(B)	0.21	0.18	0.33
Net realized and unrealized gain (loss) on investments	(0.48)	0.17	0.17	0.41	0.56	(0.40)

Total from investment operations	(0.38)	0.30	0.37	0.62	0.74	(0.07)

Less distributions:
From net investment income	(0.06)	(0.14)	(0.21)	(0.22)	(0.20)	(0.34)
From return of capital	—	(0.03)	—	—	—	—

Total distributions	(0.06)	(0.17)	(0.21)	(0.22)	(0.20)	(0.34)

Net asset value, end of period	$10.07	$10.51	$10.38	$10.22	$9.82	$9.28

Total return (C)(D)	(3.57)%	2.88%	3.68%	6.36%	8.02	%(E)	(0.72)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$7,958	$8,997	$8,265	$8,438	$5,212	$2,883
Ratios to average net assets
Expenses, before waiver and reimbursement	2.03%	2.06%	2.23%	2.12%	2.10	%(F)	2.06%
Expenses, net waiver and reimbursement	1.88%	1.91%	1.90%	1.97%	1.95	%(F)	1.91%
Net investment income (loss), before waiver and reimbursement	0.79%	1.12%	1.61%	1.88%	2.50	%(F)	3.33%
Net investment income (loss), net waiver and reimbursement	0.94%	1.27%	1.95%	2.03%	2.65	%(F)	3.48%
Portfolio turnover rate	25%	19%	22%	26%	22	%(E)	35%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[81]

Timothy Plan Family of Funds

Financial Highlights

	Fixed Income
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.35

Income (loss) from investment operations:
Net investment income (B)	0.04
Net realized and unrealized gain on investments	0.05

Total from investment operations	0.09

Less distributions:
From net investment income	(0.10)

Total distributions	(0.10)

Net asset value, end of period	$10.34

Total return (C)	0.90	%(D)
Ratios/supplemental data:
Net assets, end of period	$101
Ratios to average net assets
Expenses, before waiver and reimbursement	1.02	%(E)
Expenses, net waiver and reimbursement	0.87	%(E)
Net investment income (loss), before waiver and reimbursement	1.79	%(E)
Net investment income (loss), net waiver and reimbursement	1.94	%(E)
Portfolio turnover rate	25	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[82]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.46	$8.71	$9.10	$8.46	$6.23	$9.53

Income (loss) from investment operations:
Net investment income	0.49	(B)	0.54	(B)	0.54	(B)	0.60	0.48	0.61
Net realized and unrealized gain (loss) on investments	(0.08)	0.76	(0.39)	0.63	2.23	(3.30)

Total from investment operations	0.41	1.30	0.15	1.23	2.71	(2.69)

Less Distributions:
From net investment income	(0.47)	(0.53)	(0.54)	(0.59)	(0.48)	(0.60)
From net realized gains on investments	—	—	—	—	—	(0.01)
From return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.47)	(0.55)	(0.54)	(0.59)	(0.48)	(0.61)

Net asset value, end of period	$9.40	$9.46	$8.71	$9.10	$8.46	$6.23

Total return (C)(D)	4.42%	15.17%	1.48%	14.98%	45.11	%(E)	(29.55)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$35,578	$33,392	$23,110	$21,617	$18,740	$13,283
Ratio of expenses to average net assets	1.33%	1.39%	1.30%	1.43%	1.46	%(F)	1.41%
Ratio of net investment income (loss) to average net assets	5.13%	5.84%	5.81%	6.72%	8.75	%(F)	7.06%
Portfolio turnover rate	56%	24%	60%	40%	34	%(E)	28%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[83]

Timothy Plan Family of Funds

Financial Highlights

High Yield Bond
(Class C Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.55	$8.79	$9.17	$8.51	$6.29	$9.60

Income (loss) from investment operations:
Net investment income	0.43	(B)	0.47	(B)	0.47	(B)	0.53	(B)	0.43	(B)	0.53
Net realized and unrealized gain (loss) on investments	(0.09)	0.77	(0.39)	0.66	2.24	(3.33)

Total from investment operations	0.34	1.24	0.08	1.19	2.67	(2.80)

Less Distributions:
From net investment income	(0.41)	(0.46)	(0.46)	(0.53)	(0.45)	(0.50)
From net realized gains on investments	—	—	—	—	—	(0.01)
From return of capital	—	(0.02)	—	—	—	—

Total distributions	(0.41)	(0.48)	(0.46)	(0.53)	(0.45)	(0.51)

Net asset value, end of period	$9.48	$9.55	$8.79	$9.17	$8.51	$6.29

Total return (C)(D)	3.54%	14.33%	0.72%	14.36%	43.90	%(E)	(30.17)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$2,236	$1,683	$1,194	$1,039	$547	$141
Ratio of expenses to average net assets	2.07%	2.14%	2.05%	2.18%	2.20	%(F)	2.14%
Ratio of net investment income (loss) to average net assets	4.39%	5.08%	5.06%	5.99%	7.55	%(F)	6.26%
Portfolio turnover rate	56%	24%	60%	40%	34	%(E)	28%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been higher or lower if certain expenses had not been reimbursed, waived or recouped.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[84]

Timothy Plan Family of Funds

Financial Highlights

	High Yield Bond
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$9.48

Income (loss) from investment operations:
Net investment income (B)	0.07
Net realized and unrealized loss on investments	(0.06)

Total from investment operations	0.01

Less Distributions:
From net investment income	(0.09)

Total distributions	(0.09)

Net asset value, end of period	$9.40

Total return (C)	0.15	%(D)
Ratios/supplemental data:
Net assets, end of period	$100
Ratio of expenses to average net assets	1.08	%(E)
Ratio of net investment income (loss) to average net assets	5.38	%(E)
Portfolio turnover rate	56	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[85]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class A Shares)
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.17	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.06)	(0.15)
Net realized and unrealized gain on investments	2.58	0.32

Total from investment operations	2.52	0.17

Less Distributions:
From net investment income	—	—
From net realized gains on investments	—	—

Total distributions	—	—

Net asset value, end of period	$12.69	$10.17

Total return (C)(D)	24.78%	1.80	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$10,295	$7,983
Ratio of expenses to average net assets	2.24%	2.82	%(F)
Ratio of net investment income (loss) to average net assets	(0.57%)	(1.48	%)(F)
Portfolio turnover rate	30%	37	%(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[86]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class C Shares)
	For the Year Ended September 30, 2013	For the Period Ended September 30, 2012 (A)
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$10.09	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.13)	(0.22)
Net realized and unrealized gain on investments	2.54	0.31

Total from investment operations	2.41	0.09

Less Distributions:
From net investment income	—	—
From net realized gains on investments	—	—

Total distributions	—	—

Net asset value, end of period	$12.50	$10.09

Total return (C)(D)	23.89%	1.00	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$943	$217
Ratio of expenses to average net assets	2.99%	3.53	%(F)
Ratio of net investment income (loss) to average net assets	(1.32%)	(2.21	%)(F)
Portfolio turnover rate	30%	37	%(E)

(A)	For the period October 12, 2011 (Commencement of Operations) to September 30, 2012.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[87]

Timothy Plan Family of Funds

Financial Highlights

	Israel Common Values
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$12.21

Income (loss) from investment operations:
Net investment loss (B)	0.01
Net realized and unrealized gain on investments	0.45

Total from investment operations	0.46

Less Distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$12.67

Total return (C)	3.77	%(D)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$104
Ratio of expenses to average net assets	1.99	%(E)
Ratio of net investment income (loss) to average net assets	(0.32	%)(E)
Portfolio turnover rate	30	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[88]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2013	2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$12.12	$11.28	$10.70	$10.00

Income (loss) from investment operations:
Net investment income	0.06	(B)	0.02	(B)	0.09	(B)	0.02
Net realized and unrealized gain (loss) on investments	(1.04)	1.62	0.54	1.08

Total from investment operations	(0.98)	1.64	0.63	1.10

Less distributions:
From net investment income	—	(0.10)	—	—
From net realized gains on investments	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	(0.04)	—	(0.19)

Total distributions	(0.02)	(0.80)	(0.05)	(0.40)

Net asset value, end of period	$11.12	$12.12	$11.28	$10.70

Total return (C)(D)	(8.09)%	14.87%	5.88%	10.97	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$51,859	$52,529	$43,670	$23,360
Ratio of expenses to average net assets	1.26%	1.33%	1.29%	1.51	%(F)
Ratio of net investment income (loss) to average net assets	0.52%	0.20%	0.75%	0.13	%(F)
Portfolio turnover rate	56%	247%	64%	41	%(E)

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[89]

Timothy Plan Family of Funds

Financial Highlights

Defensive Strategies
(Class C Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2010 (A)
2013	2012	2011
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$11.88	$11.09	$10.58	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.03	)(B)	(0.07	)(B)	0.02	(B)	(0.06)
Net realized and unrealized gain (loss) on investments	(1.01)	1.58	0.54	1.08

Total from investment operations	(1.04)	1.51	0.56	1.02

Less distributions:
From net investment income	—	(0.02)	—	—
From net realized gains on investments	(0.02)	(0.66)	(0.05)	(0.21)
From return of capital	—	(0.04)	—	(0.23)

Total distributions	(0.02)	(0.72)	(0.05)	(0.44)

Net asset value, end of period	$10.82	$11.88	$11.09	$10.58

Total return (C)(D)	(8.75)%	13.91%	5.28%	10.18	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$16,718	$18,801	$13,100	$5,527
Ratio of expenses to average net assets	2.02%	2.09%	2.03%	2.28	%(F)
Ratio of net investment income (loss) to average net assets	(0.25)%	(0.60)%	0.15%	(0.64	)%(F)
Portfolio turnover rate	56%	247%	64%	41	%(E)

(A)	For the period November 4, 2009 (Commencement of Operations) to September 30, 2010.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[90])

Timothy Plan Family of Funds

Financial Highlights

	Defensive Strategies
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$11.11

Income (loss) from investment operations:
Net investment income (B)	0.01
Net realized and unrealized loss on investments	(0.01)

Total from investment operations	0.00

Less distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$11.11

Total return (C)	0.00	%(D)
Ratios/supplemental data:
Net assets, end of period	$100
Ratio of expenses to average net assets	1.01	%(E)
Ratio of net investment income (loss) to average net assets	0.77	%(E)
Portfolio turnover rate	56	%(D)

(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[91]

Timothy Plan Family of Funds

Financial Highlights

Strategic Growth
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$7.44	$6.27	$6.49	$5.97	$4.86	$9.12

Income (loss) from investment operations:
Net investment income (loss)	0.02	(B)	0.04	(B)	(0.02	)(B)	0.02	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	0.93	1.13	(0.19)	0.50	1.12	(3.66)

Total from investment operations	0.95	1.17	(0.21)	0.52	1.11	(3.65)

Less Distributions:
From net investment income	(0.05)	—	—	—	—	(0.09)
From net realized gains on investments	—	—	—	—	—	(0.52)
From return of capital	—	—	(0.01)	—	—	—

Total distributions	(0.05)	—	(0.01)	—	—	(0.61)

Net asset value, end of period	$8.34	$7.44	$6.27	$6.49	$5.97	$4.86

Total return (C)(D)	12.78%	18.66%	(3.29)%	8.71%	22.84	%(G)	(39.82)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$34,466	$32,250	$31,269	$34,098	$30,066	$25,440
Ratio of expenses to average net assets (E)	1.08%	1.15%	1.05%	1.11%	1.11	%(H)	1.03%
Ratio of net investment income (loss) to average net assets (E)(F)	0.24%	(0.60)%	(0.23)%	0.30%	(0.25	)%(H)	0.12%
Portfolio turnover rate	19%	33%	22%	25%	5	%(G)	17%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[92]

Timothy Plan Family of Funds

Financial Highlights

	Strategic Growth
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$6.87		$5.82		$6.09		$5.64	$4.62		$8.70

Income (loss) from investment operations:
Net investment loss	(0.04	)(B)	(0.01	)(B)	(0.07	)(B)	(0.03)	(0.04)		(0.05)
Net realized and unrealized gain (loss) on investments	0.86		1.06		(0.20)		0.48	1.06		(3.47)

Total from investment operations	0.82		1.05		(0.27)		0.45	1.02		(3.52)

Less Distributions:
From net investment income	—		—		—		—	—		(0.04)
From net realized gains on investments	—		—		—		—	—		(0.52)

Total distributions	—		—		—		—	—		(0.56)

Net asset value, end of period	$7.69		$6.87		$5.82		$6.09	$5.64		$4.62

Total return (C)(D)	11.94%		18.04%		(4.43)%		7.98%	22.08	%(G)	(40.32)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$7,668		$6,836		$6,446		$6,950	$7,608		$6,423
Ratio of expenses to average net assets (E)	1.83%		1.90%		1.82%		1.86%	1.85	%(H)	1.78%
Ratio of net investment income (loss) to average net assets (E)(F)	(0.52)%		(0.22)%		(1.00)%		(0.46)%	(1.00	)%(H)	(0.61)%
Portfolio turnover rate	19%		33%		22%		25%	5	%(G)	17%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[93]

Timothy Plan Family of Funds

Financial Highlights

Conservative Growth
(Class A Shares)
For the Year Ended September 30,	For the Period Ended September 30, 2009 (A)	For the Year Ended December 31, 2008
2013	2012	2011	2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.95	$8.80	$8.83	$8.25	$6.94	$10.49

Income (loss) from investment operations:
Net investment income	0.03	(B)	0.07	(B)	0.04	(B)	0.09	0.04	0.13
Net realized and unrealized gain (loss) on investments	0.61	1.09	0.01	0.60	1.27	(3.18)

Total from investment operations	0.64	1.16	0.05	0.69	1.31	(3.05)

Less Distributions:
From net investment income	(0.08)	(0.01)	(0.08)	(0.11)	—	(0.15)
From net realized gains on investments	—	—	—	—	—	(0.35)

Total distributions	(0.08)	(0.01)	(0.08)	(0.11)	—	(0.50)

Net asset value, end of period	$10.51	$9.95	$8.80	$8.83	$8.25	$6.94

Total return (C)(D)	6.44%	13.22%	0.50%	8.47%	18.88	%(G)	(28.88)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$44,238	$40,042	$35,331	$35,031	$33,128	$26,206
Ratio of expenses to average net assets (E)	1.05%	1.11%	1.05%	1.13%	1.10	%(H)	1.02%
Ratio of net investment income (loss) to average net assets (E)(F)	0.25%	0.71%	0.48%	1.07%	0.82	%(H)	1.36%
Portfolio turnover rate	22%	32%	23%	31%	16	%(G)	26%

(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[94]

Timothy Plan Family of Funds

Financial Highlights

	Conservative Growth
	(Class C Shares)
	For the Year Ended September 30,							For the Period Ended September 30, 2009 (A)		For the Year Ended December 31, 2008
	2013		2012		2011		2010
Selected data based on a share outstanding throughout each period
Net asset value, beginning of period	$9.27		$8.24		$8.32		$7.83	$6.61		$10.02

Income (loss) from investment operations:
Net investment income (loss)	(0.05	)(B)	(0.01	)(B)	(0.02	)(B)	0.02	—	*	0.06
Net realized and unrealized gain (loss) on investments	0.57		1.04		—	*	0.57	1.22		(3.03)

Total from investment operations	0.52		1.03		(0.02)		0.59	1.22		(2.97)

Less Distributions:
From net investment income	—		—		(0.06)		(0.10)	—		(0.09)
From net realized gains on investments	—		—		—		—	—		(0.35)

Total distributions	—		—		(0.06)		(0.10)	—		(0.44)

Net asset value, end of period	$9.79		$9.27		$8.24		$8.32	$7.83		$6.61

Total return (C)(D)	5.61%		12.50%		(0.25)%		7.57%	18.46	%(G)	(29.45)%
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$10,419		$9,191		$7,963		$7,365	$7,500		$6,438
Ratio of expenses to average net assets (E)	1.80%		1.86%		1.80%		1.88%	1.85	%(H)	1.77%
Ratio of net investment income (loss) to average net assets (E)(F)	(0.50)%		(0.06)%		(0.27)%		0.29%	0.05	%(H)	0.72%
Portfolio turnover rate	22%		32%		23%		31%	16	%(G)	26%

*	Amount is less than $0.005 per share.
(A)	The Fund elected to change its fiscal year end from December to September. The information presented is for January 1, 2009 through September 30, 2009.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the Schedule of Investments.
(F)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(G)	For periods of less than one full year, total return and turnover are not annualized.
(H)	Annualized.

The accompanying notes are an integral part of these financial statements.

[95]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class A Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.08)
Net realized and unrealized gain on investments	0.61

Total from investment operations	0.53

Less distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$10.53

Total return (C)(D)	5.30	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$8,675
Ratio of expenses to average net assets	3.03	%(F)
Ratio of net investment income (loss) to average net assets	(0.95	%)(F)
Portfolio turnover rate	19	%(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect sales load.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[96]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class C Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$10.00

Income (loss) from investment operations:
Net investment loss (B)	(0.12)
Net realized and unrealized gain on investments	0.60

Total from investment operations	0.48

Less distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$10.48

Total return (C)(D)	4.80	%(E)
Ratios/supplemental data:
Net assets, end of period (in 000’s)	$291
Ratio of expenses to average net assets	3.76	%(F)
Ratio of net investment income (loss) to average net assets	(1.39	%)(F)
Portfolio turnover rate	19	%(E)

(A)	For the period December 3, 2012 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return calculation does not reflect redemption fee.
(D)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(E)	For periods of less than one full year, total return and turnover are not annualized.
(F)	Annualized.

The accompanying notes are an integral part of these financial statements.

[97]

Timothy Plan Family of Funds

Financial Highlights

	Emerging Markets
	(Class I Shares)
	For the Period Ended September 30, 2013 (A)
Selected data based on a share outstanding throughout the period
Net asset value, beginning of period	$9.96

Income (loss) from investment operations:
Net investment income (B)	—	*
Net realized and unrealized gain on investments	0.57

Total from investment operations	0.57

Less distributions:
From net investment income	—
From net realized gains on investments	—

Total distributions	—

Net asset value, end of period	$10.53

Total return (C)	5.72	%(D)
Ratios/supplemental data:
Net assets, end of period	$106
Ratio of expenses to average net assets	2.78	%(E)
Ratio of net investment income (loss) to average net assets	(0.70	%)(E)
Portfolio turnover rate	19	%(D)

*	Amount is less than $0.005 per share.
(A)	For the period August 1, 2013 (Commencement of Operations) to September 30, 2013.
(B)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.
(C)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.
(D)	For periods of less than one full year, total return and turnover are not annualized.
(E)	Annualized.

The accompanying notes are an integral part of these financial statements.

[98]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

Note 1 | Significant Accounting Policies

The Timothy Plan (the “Trust”) is organized as a series of a Delaware business trust pursuant to a trust agreement dated December 16, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company. As of September 30, 2013, the Trust consisted of fourteen series. These financial statements include the following twelve series: Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund and Timothy Plan Emerging Markets Fund (the “Funds”).

The Timothy Plan Aggressive Growth Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks without regard to market capitalizations and investing in the securities of a limited number of companies which the Fund’s Advisor believes show a high probability for superior growth.

The Timothy Plan International Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in the common stock and similar securities of foreign companies through the purchase of American Depositary Receipts (“ADRs”) without regard to market capitalization, investing its assets in the ADRs of companies which the Fund’s investment manager believes show a high probability for superior growth, and allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole. Although the Fund maintains a diversified investment portfolio, the political or economic developments within a particular country or region may have an adverse effect on the ability of domiciled issuers to meet their obligations. Additionally, political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.

The Timothy Plan Large/Mid Cap Growth Fund’s investment objective is long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund seeks to achieve its investment objective by normally investing at least 80% of the Fund’s total assets in U.S. common stocks with market capitalizations in excess of $2 billion.

The Timothy Plan Small Cap Value Fund’s primary objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing at least 80% of its assets in U.S. common stocks whose market capitalization is generally less than $2 billion.

The Timothy Plan Large/Mid Cap Value Fund’s investment objective is long-term capital growth, with a secondary objective of current income. The Fund seeks to achieve its investment objective by primarily investing in U.S. common stocks. The Fund will invest at least 80% of its assets in the common stock of companies whose total market capitalization generally exceeds $2 billion.

The Timothy Plan Fixed Income Fund seeks to generate a high level of current income consistent with prudent investment risk. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally only purchase high quality securities.

The Timothy Plan High Yield Bond Fund’s investment objective is to generate a high level of current income. To achieve its investment objective, the Fund normally invests in a diversified portfolio of debt securities. These include corporate bonds, U.S. Government and agency securities, convertible securities and preferred securities. The Fund will generally purchase securities that are not investment-grade, meaning securities with a rating of “BBB” or lower as rated by Standard and Poor’s or a comparable rating by another nationally recognized rating agency. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

Timothy Plan Notes to Financial Statements

[99]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

The Timothy Plan Defensive Strategies Fund’s investment objective is the protection of principal through aggressive, proactive reactions to prevailing economic conditions. To achieve its investment objective, the Fund normally invests in Real Estate Investment Trusts (“REITs”), commodities based Exchange-Traded Funds (“ETFs”), and Treasury Inflation Protected Securities (“TIPS”).

The Timothy Israel Common Values Fund seeks to provide long-term growth of capital. This Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in Israel through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The Timothy Plan Strategic Growth Fund seeks to generate medium to high levels of long-term capital growth. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 5-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 15-25% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 20-30% of its net assets in the Timothy Plan International Fund; approximately 5%-10% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5%-15% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 5-10% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 5%-10% of its net assets in the Timothy Plan Emerging Markets Fund.

The Timothy Plan Conservative Growth Fund seeks to generate moderate levels of long-term capital growth with a secondary objective of current income. The Fund seeks to achieve its investment objective by normally investing at least 75% of its net assets in the following Funds which are other series of the Trust: approximately 0-10% of its net assets in the Timothy Plan Small Cap Value Fund; approximately 10-20% of its net assets in the Timothy Plan Large/Mid Cap Value Fund; approximately 5-15% of its net assets in the Timothy Plan Large/Mid Cap Growth Fund; approximately 0-5% of its net assets in the Timothy Plan Aggressive Growth Fund; approximately 5-15% of its net assets in the Timothy Plan High Yield Bond Fund; approximately 5-15% of its net assets in the Timothy Plan International Fund; approximately 20%-40% of its net assets in the Timothy Plan Fixed Income Fund; approximately 10-30% of its net assets in the Timothy Plan Defensive Strategies Fund; approximately 0-5% of its net assets in the Timothy Plan Israel Common Values Fund; and approximately 0-5% of its net assets in the Timothy Plan Emerging Markets Fund.

The Emerging Markets Fund commenced operations on December 3, 2012. The Fund’s investment objective is long-term growth of capital. The Fund seeks to achieve its investment objectives by normally investing at least 80% of the Fund’s total assets in the common stock of companies domiciled and/or headquartered in countries that the Sub Advisor believes are experiencing rapid or above average growth or industrialization through the purchase of American Depository Receipts (ADRs) and direct investments in such companies on foreign stock exchanges, without regard to market capitalizations.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

A.	SECURITY VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value as described in Note 2.

B.	INVESTMENT INCOME AND SECURITIES TRANSACTIONS

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis. The Timothy Plan Aggressive Growth Fund, Large/Mid Cap Growth Fund, Large/Mid Cap Value Fund, Small Cap Value Fund, Israel Common Values Fund, Defensive Strategies Fund and Emerging Markets Fund have made certain investments in REITs and Master Limited Partnerships (“MLPs”). Dividend income from REITs and MLPs is recognized on the ex-dividend date. It is common

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for distributions from REITs and MLPs to exceed taxable earnings and profits, resulting in the excess portion of such dividends being designated as a return of capital. Income or loss from the MLPs is reclassified upon receipt of the MLPs’ K-1. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in real estate investment trusts (“REITS”) are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported to the Funds after the end of the calendar year. Estimates are based on the most recent REIT distribution information available. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

C.	FOREIGN CURRENCY

Investment securities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included in the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D.	NET ASSET VALUE PER SHARE

The Net Asset Value (“NAV”) per share of the capital stock of the Funds is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding. The NAV is calculated separately for each class of each Fund in the Trust. The net asset value of the classes may differ because of different fees and expenses charged to each class.

E.	EXPENSES

Expenses incurred by the Trust that do not relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

F.	CLASSES

There are three classes of shares currently offered by the Trust: Class A shares are offered with a front-end sales charge and ongoing service/distribution fees; Class C shares are offered with a contingent deferred sales charge (“CDSC”) that ends after the first year and ongoing service and distribution fees; Class I shares, which commenced operations on August 1, 2013, are offered without any sales charges or ongoing service distribution fees.

Class specific expenses are borne by each specific class. Income, expenses, and realized and unrealized gains/losses are allocated to the respective classes on the basis of relative daily net assets.

G.	USE OF ESTIMATES

In the preparation of financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

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Notes to Financial Statements

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Timothy Plan Family of Funds

H.	FEDERAL INCOME TAXES

It is the policy of each Fund to continue to comply with all requirements under subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income or gains. Therefore, no federal income tax or excise provision is required.

As of September 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period ended September 30, 2013, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2010 and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially within the next twelve months.

I.	INDEMNIFICATION

The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

J.	DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or Net Asset Values (NAVs) per share of the Funds. Reclassifications for the fiscal year ended September 30, 2013 are as follows:

Fund	Paid in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Undistributed Net Realized Gain (Loss) on Investments
Aggressive Growth	$(285,904)	$285,387	$517

International	-	56,305	(56,305)

Large/Mid Cap Growth	-	157,540	(157,540)

Small Cap Value	-	30,993	(30,993)

Large/Mid Cap Value	-	66	(66)

Fixed Income	-	411,490	(411,490)

High Yield Bond	-	-	-

Israel Common Values	-	51,231	(51,231)

Defensive Strategies	1,372	50,806	(52,178)

Strategic Growth	-	-	-

Conservative Growth	-	(10,130)	10,130

Emerging Markets	(3,844)	46,270	(42,426)

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Note 2 | Security Valuation and Fair Value Measurements

Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

VALUATION	OF FUND OF FUNDS

A Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based upon methods established by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Trust utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

•Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

•Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Each Fund generally determines the total value of each class of its shares by using market prices for the securities comprising its portfolio. Equity securities, including common stock, ADRs, REITs, MLPs, ETFs and warrants are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When market

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quotations are not readily available, when the Advisor or Sub-Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review by the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the funds. These securities will be categorized as Level 1 securities.

Fixed income securities such as corporate bonds, restricted corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government securities, U.S. government agency securities and treasury inflation protected securities, when valued using market quotations in an active market, will be categorized as Level 1 securities. However, they may be valued on the basis of prices furnished by a pricing service when the Advisor or Sub-Advisor believes such prices more accurately reflect the fair value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. These securities will generally be categorized as Level 2 securities. If the Advisor or Sub-Advisor decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor or Sub-Advisor, in conformity with guidelines adopted by and subject to review of the Board. These securities will be categorized as Level 3 securities.

Short-term investments in fixed income securities (those with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity) are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value. These securities will be classified as Level 2 securities.

The Board has delegated to the Advisor and/or Sub-Advisors responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Advisor or Sub-Advisor will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Advisor must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Board has adopted written policies and procedures to guide the Advisor and Sub-Advisors with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The following is a summary of the inputs used to value each Fund’s assets as of September 30, 2013:

Aggressive Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$19,595,470	$-	$-	$19,595,470
REITs	65,134	-	-	65,134
Master Limited Partnerships	116,525	-	-	116,525
Money Market Fund	964,764	-	-	964,764
Total	$20,741,893	$-	$-	$20,741,893

International Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$39,253,748	$-	$-	$39,253,748
Money Market Fund	1,534,760	-	-	1,534,760
Total	$40,788,508	$-	$-	$40,788,508

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Timothy Plan Family of Funds

Large/Mid Cap Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$50,846,318	$-	$-	$50,846,318
Master Limited Partnerships	252,500	-	-	252,500
Money Market Fund	1,983,876	-	-	1,983,876
Total	$53,082,694	$-	$-	$53,082,694

Small Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$63,264,487	$-	$-	$63,264,487
Master Limited Partnerships	1,661,022	-	-	1,661,022
REITs	6,677,696	-	-	6,677,696
Money Market Fund	1,414,034	-	-	1,414,034
Total	$73,017,239	$-	$-	$73,017,239

Large/Mid Cap Value Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$116,090,454	$-	$-	$116,090,454
Master Limited Partnerships	1,246,292	-	-	1,246,292
REITs	6,695,511	-	-	6,695,511
Money Market Fund	4,287,834	-	-	4,287,834
Total	$128,320,091	$-	$-	$128,320,091

Fixed Income Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$28,027,437	$-	$28,027,437
Government Notes & Bonds	-	20,980,974	-	20,980,974
Government Mortgage-Backed Securities	-	23,670,537	-	23,670,537
Money Market Fund	2,260,955	-	-	2,260,955
Total	$2,260,955	$72,678,948	$-	$74,939,903

High Yield Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$35,951,655	$-	$35,951,655
Money Market Fund	1,177,355	-	-	1,177,355
Total	$1,177,355	$35,951,655	$-	$37,129,010

Israel Common Values Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$10,526,078	$-	$-	$10,526,078
Investment Companies	211,129	-	-	211,129
Money Market Fund	574,276	-	-	574,276
Total	$11,311,483	$-	$-	$11,311,483

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Defensive Strategies Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$16,874,405	$-	$-	$16,874,405
REITs	21,212,518	-	-	21,212,518
Exchange Traded Funds	6,105,114	-	-	6,105,114
Government Mortgage-Backed Securities	-	1,258,360	-	1,258,360
Corporate Bonds	-	2,053,455	-	2,053,455
Treasury Inflation Protected Securities (TIPS)	-	19,322,372	-	19,322,372
Money Market Fund	1,663,185	-	-	1,663,185
Total	$45,855,222	$22,634,187	$-	$68,489,409

Strategic Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$39,931,447	$-	$-	$39,931,447
Money Market Fund	2,216,528	-	-	2,216,528
Total	$42,147,975	$-	$-	$42,147,975

Conservative Growth Fund

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$51,961,940	$-	$-	$51,961,940
Money Market Fund	2,816,916	-	-	2,816,916
Total	$54,778,856	$-	$-	$54,778,856

Emerging Markets Fund

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$8,297,757	$34,409	$-	$8,332,166
Preferred Stock	339,686	-	-	339,686
REITs	73,592	-	-	73,592
Money Market Fund	156,462	-	-	156,462
Total	$8,867,497	$34,409	$-	$8,901,906

Refer to the Schedules of Investments for industry classifications.

The Funds did not hold any assets at any time during the reporting period in which significant unobservable inputs were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period. The Funds did not hold any derivative instruments during the reporting period. During the year ended September 30, 2013, transfers into and out of Level 1 and Level 2 are listed in the table below. The Funds’ policy is to recognize transfers at the end of the reporting period.

The following amounts were transfers in/(out) of Level 1/Level 2 assets:

Emerging Markets Fund
	Common Stock - Urbi Desarrollos Urbanos SAB de CV	Total
Transfers into Level 2 from Level 1	$34,409	$34,409
Transfers from Level 2 into Level 1	-	-
Net Transfers in/(Out) of Level 2	$34,409	$34,409

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Notes to Financial Statements

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Timothy Plan Family of Funds

There were no transfers from Level 2 to Level 1. Transfers that were made into Level 2 represent securities being fair valued using observable inputs. A quoted price was not available at the time of valuation, therefore a fair valued price using observable inputs was used. It is the Funds’ policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Note 3 | Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the fiscal year ended September 30, 2013:

	Purchases		Sales
Fund	U.S. Gov’t Obligations	Other	U.S. Gov’t Obligations	Other
Aggressive Growth	$-	$20,151,527	$-	$20,734,605
International	-	13,473,695	-	9,773,438
Large/Mid Cap Growth	-	42,846,669	-	45,059,076
Small Cap Value	-	42,979,586	-	42,900,437
Large/Mid Cap Value	-	76,124,173	-	83,407,138
Fixed Income	15,304,783	4,458,888	11,013,784	10,577,189
High Yield Bond	-	23,775,907	-	20,614,427
Israel Common Values	-	3,334,470	-	2,570,403
Defensive Strategies	9,135,472	37,006,421	7,179,705	31,730,345
Strategic Growth	-	7,405,544	-	9,914,877
Conservative Growth	-	11,569,326	-	11,129,997
Emerging Markets*	-	9,426,015	-	1,095,220

*	The Emerging Markets Fund commenced operations on December 3, 2012.

Note 4 | Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the investment advisor for the Funds pursuant to an investment advisory agreement (the “Agreement”) that was renewed by the Board on February 22, 2013. TPL supervises the investment of the assets of each Fund in accordance with the objectives, policies and restrictions of the Trust. Under the terms of the Agreement, as amended, TPL receives a fee, accrued daily and paid monthly, at an annual rate of 1.10% of the average daily net assets of the Timothy Plan Emerging Markets Fund; 1.00% of the average daily net assets of the Timothy Plan International Fund and Timothy Plan Israel Common Values Fund; 0.85% of the average daily net assets of the Timothy Plan Aggressive Growth, the Timothy Plan Small Cap Value, the Timothy Plan Large/Mid Cap Growth, and the Timothy Plan Large/Mid Cap Value Funds; 0.60% of the average daily net assets of the Timothy Plan Fixed Income, the Timothy Plan High Yield Bond, and the Timothy Plan Defensive Strategies Funds; and 0.65% of the average daily net assets of the Timothy Plan Conservative Growth and the Timothy Plan Strategic Growth Funds. TPL has voluntarily agreed to reduce the fee it receives from the Timothy Plan Fixed Income Fund to 0.45%. Such voluntary fee reductions/reimbursements may be authorized by TPL at any time, but such action shall not obligate TPL to waive any fees in the near future. Such voluntary fee reductions/reimbursements are not subject to future recoupment. An officer and trustee of the Funds is also an officer and owner of the Advisor.

For the year ended September 30, 2013, TPL waived and reimbursed the Fund as follows:

Fund	Year Ended September 30, 2013
Fixed Income	$122,837

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Gemini Fund Services, LLC (“GFS”) provides administrative, fund accounting, and transfer agency services to the Funds pursuant to agreements with the Trust, for which it receives from each Fund: (i) basis points in decreasing amounts as assets reach certain breakpoints; and (ii) any related out-of-pocket expenses. Fees are billed monthly as follows:

Fund Accounting and Fund Administration Fees:

Fund Complex Base annual fee:

25 basis points (0.25%) on the first $200 million of net assets

15 basis points (0.15%) on the next $200 million of net assets;

8 basis points (0.08%) on the next $600 million of net assets; and

6 basis points (0.06%) on net assets greater than $1 billion.

Transfer agency fees for the Funds are combined with the Fund Accounting and Fund Administration fees under the Trust’s agreement with GFS. Therefore, there is no separate base annual fee per Fund or share class.

An officer of the Trust is also an employee of GFS, and is not paid any fees directly by the Trust for serving in such capacity.

The Timothy Plan Aggressive Growth, Timothy Plan International, Timothy Plan Large/Mid Cap Growth, Timothy Plan Small Cap Value, Timothy Plan Large/Mid Cap Value, Timothy Plan Fixed Income, Timothy Plan High Yield Bond, Timothy Plan Defensive Strategies, Timothy Plan Israel Common Values, and Timothy Plan Emerging Markets Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Under the Class A Plan, the Funds will pay TPL a fee at an annual rate of 0.25%, payable monthly, of the average daily net assets attributable to such class of shares. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 1.00%, payable monthly, of which, 0.25% may be a service fee and 0.75% may be payable to outside broker/dealers, of the average daily net assets attributable to such class of shares.

The Timothy Plan Conservative Growth and Timothy Plan Strategic Growth Funds have adopted shareholder services plans (the “Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plans provide that the Funds will pay TPL or others for expenses that relate to the promotion or distribution of shares. Class A shares of the Funds do not impose a service fee. Under the Class C Plan, the Funds will pay TPL a fee at an annual rate of 0.75%, payable monthly to outside broker/dealers, of the average daily net assets attributable to such class of shares.

For the year ended September 30, 2013, the Funds paid TPL under the terms of the Plans as follows:

Fund	12b-1 Fees
Year Ended September 30, 2013
Aggressive Growth	$60,284
International	101,888
Large/Mid Cap Growth	159,058
Small Cap Value	193,714
Large/Mid Cap Value	397,449
Fixed Income	271,397
High Yield Bond	111,675
Israel Common Values	25,079
Defensive Strategies	328,940
Strategic Growth	53,296
Conservative Growth	72,184
Emerging Markets*	16,251

*	The Emerging Markets Fund commenced operations on December 3, 2012.

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TPL also serves as the principal underwriter of the Funds’ shares. An officer and trustee of the Funds is also an officer of the principal underwriter. For the year ended September 30, 2013, TPL received sales charges deducted from the proceeds of sales of Class A capital shares and CDSC fees deducted from the redemption of Class C capital shares as follows:

Fund	Sales Charges (Class A)	CDSC Fees (Class C)
Aggressive Growth	$4,928	$121
International	9,448	155
Large/Mid Cap Growth	14,042	1,098
Small Cap Value	15,136	453
Large/Mid Cap Value	36,709	2,287
Fixed Income	25,939	2,572
High Yield Bond	19,902	502
Israel Common Values	4,682	1
Defensive Strategies	31,787	8,118
Strategic Growth	15,529	359
Conservative Growth	28,152	1,291
Emerging Markets Fund*	2,887	79

*	The Emerging Markets Fund commenced operations on December 3, 2012.

Note 5 | Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates the presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. At September 30, 2013 there were no shareholders with ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund.

Certain Timothy Plan Funds own shares of other Timothy Plan Funds. U.S. Bank, N.A., custodian of the Timothy Plan Funds, holds these shares in omnibus accounts, some of which are controlled by National Financial Services, Inc. The following shows the percentage of each Timothy Plan Fund that is held by U.S. Bank, N.A., as custodian of the Timothy Funds. These accounts can be considered affiliated to the Timothy Plan.

Fund - Class A	% of Fund Owned by Other Timothy Plan Funds
Aggressive Growth	33.28%
International	38.13%
Large/Mid Cap Growth	39.75%
Small Cap Value	14.00%
Large/Mid Cap Value	18.45%
Fixed Income	39.50%
High Yield Bond	45.55%
Israel Common Values	69.52%
Defensive Strategies	44.81%
Emerging Markets	77.36%

Timothy Plan Notes to Financial Statements

[109]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

Note 6 | Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended September 30, 2013 and the fiscal year ended September 30, 2012 were as follows:

	Aggressive Growth	International *	Large/Mid Cap Growth	Small Cap Value
Year ended September 30, 2013
Ordinary Income	$-	$340,389	$1,453,446	$88,849
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	1,289,229	-
Return of Capital	-	-	-	-

	$-	$340,389	$2,742,675	$88,849

Year ended September 30, 2012
Ordinary Income	$-	$1,113,188	$-	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	1,810,584	-
Return of Capital	-	-	-	-

	$-	$1,113,188	$1,810,584	$-

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Year ended September 30, 2013
Ordinary Income	$358,626	$958,092	$1,871,417	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$358,626	$958,092	$1,871,417	$-

Year ended September 30, 2012
Ordinary Income	$192,686	$1,507,322	$1,738,714	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	186,818	51,714	-

	$192,686	$1,694,140	$1,790,428	$-

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets
Year ended September 30, 2013
Ordinary Income	$132,486	$190,631	$306,954	$-
Short-term Capital Gains	-	-	-	-
Long-term Capital Gains	-	-	-	-
Return of Capital	-	-	-	-

	$132,486	$190,631	$306,954	$-

Year ended September 30, 2012
Ordinary Income	$199,461	$-	$49,894
Short-term Capital Gains	1,018,858	-	-
Long-term Capital Gains	3,161,636	-	-
Return of Capital	227,139	-	-

	$4,607,094	$-	$49,894

*	The difference between ordinary distributions paid from book and ordinary distributions paid from tax relates to $109,637 and $71,631 of allowable foreign tax credits from fiscal years ended September 30, 2013 and September 30, 2012, respectively, which have been passed through to the Fund’s underlying shareholders.

Timothy Plan Notes to Financial Statements

[110]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

As of September 30, 2013, the components of distributable earnings on a tax basis were as follows:

	Aggressive Growth	International	Large/Mid Cap Growth	Small Cap Value
Undistributed Ordinary Income	$-	$702,870	$2,481,804	$2,038,761
Long-Term Capital Gains	1,246,568	-	2,090,488	4,210,559
Capital Loss Carry Forward	-	(15,551,605)	-	-
Post October and Other Losses	(184,423)	-	-	-
Unrealized Appreciation (Depreciation)	3,667,144	7,268,045	7,906,113	16,318,390

	$4,729,289	$(7,580,690)	$12,478,405	$22,567,710

	Large/Mid Cap Value	Fixed Income	High Yield Bond	Israel Common Values
Undistributed Ordinary Income	$573,666	$770,920	$94,798	$617,381
Long-Term Capital Gains	9,092,432	165,734	-	-
Capital Loss Carry Forward	-	-	(1,371,740)	(44,289)
Post October and Other Losses	-	-	-	(44,983)
Unrealized Appreciation (Depreciation)	26,871,487	324,330	525,861	1,460,794

	$36,537,585	$1,260,984	$(751,081)	$1,988,903

	Defensive Strategies	Strategic Growth	Conservative Growth	Emerging Markets
Undistributed Ordinary Income	$360,481	$33,057	$14,940	$244,979
Long-Term Capital Gains	-	-	-	-
Capital Loss Carry Forward	-	(7,307,409)	(1,719,281)	-
Post October and Other Losses	-	-	-	-
Unrealized Appreciation (Depreciation)	(817,041)	3,858,940	3,998,758	113,958

	$(456,560)	$(3,415,412)	$2,294,417	$358,937

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed net investment income (loss) and accumulated net realized gain (loss) from investments are primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and adjustments for grantor trusts, partnerships and C Corporation return of capital distributions.

Note 7 | Capital Loss Carryforwards

At September 30, 2013, the following capital loss carryforwards are available to offset future capital gains.

	Capital Loss Carry Forward		Year Expiring
Fund	Short-Term	Long-Term
International Fund	$498,385	$-	2015
	$4,243,183	$-	2016
	$8,833,573	$-	2017
	$592,985	$-	2018
	$844,129	$-	2019
	$539,350	$-	Non-Expiring
High Yield Bond Fund	$1,371,740	$-	2017
Israel Common Values Fund	$27,954	$16,335	Non-Expiring
Strategic Growth Fund	$784,194	$-	2016
	$2,564,555	$-	2017
	$125,171	$-	2018
	$3,833,489	$-	2019
Conservative Growth Fund	$1,719,281	$-	2019

Timothy Plan Notes to Financial Statements

[111]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

To the extent these loss carryforwards are used to offset future capital gains, it is probable that the amount, which is offset, will not be distributed to shareholders.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such late year losses as follows:

Fund	Late Year Losses
Aggressive Growth	$184,423

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Fund	Post October Losses
Israel Common Values	44,983

Note 8 | New Accounting Pronouncements

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11 related to disclosures about offsetting assets and liabilities. In January 2013, the FASB issued ASU No. 2013-01 which gives additional clarification to ASU 2011-11. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact these amendments may have on the Funds’ financial statements.

Note 9 | Subsequent Events

At the August 23, 2013 board meeting, the board approved to re-engage CoreCommodities as interim Sub-Advisor for the Defensive Strategies Fund for a period of 150 days due to a majority change in ownership. A shareholder proxy meeting is scheduled for December 6, 2013 for shareholder approval.

Timothy Plan Notes to Financial Statements

[112]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

Board Annual Approval/Renewals of Advisory and Sub-Advisory Agreements (Unaudited)

Timothy Partners, Ltd; Investment Advisor to all Funds.

The continuance of the Investment Advisory Agreement (the “IA Agreement”) on behalf of each series of the Trust between the Trust and Timothy Partners, Ltd. (“TPL”) was last approved by the Board of Trustees (“the Board”), including a majority of the Trustees who are not interested persons of the Trust or any person who is a party to the Agreement, at an in-person meeting held on February 22, 2013. The Trust’s Board considered the factors described below prior to approving the Agreement. The Trustees, including the Independent Trustees, noted the Advisor’s experience in incorporating and implementing the unique, biblically-based management style that is a stated objective as set forth in the Funds’ prospectus.

To further assist the Board in making its determination as to whether the IA Agreement should be renewed, the Board requested and received the following information: a description of TPL’s business and any personnel changes, a description of the compensation received by TPL from the Funds, information relating to the Advisor’s compliance and operational policies and procedures, and a description of any material legal proceedings or securities enforcement proceedings regarding TPL or its personnel (there were none of either). In addition, the Board requested and received financial statements of TPL for its fiscal year ended December 31, 2012. The Board also received a report from TPL relating to the fees charged by TPL, both as an aggregate and in relation to fees charged by other advisors to similar funds. The materials prepared by TPL were provided to the Board in advance of the meeting. The Board considered the fees charged by TPL in light of the services provided to the Funds by TPL, the unique nature of the Funds and their moral screening requirements, which are maintained by TPL, and TPL’s role as a manager of managers. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by TPL were fair and reasonable in light of the services provided to the Funds. The Board also discussed the nature, extent and quality of TPL’s services to the Funds. In particular, the Board noted with approval TPL’s commitment to maintaining certain targeted expense ratios for the Funds, its efforts in providing comprehensive and consistent moral screens to the investment managers, its efforts in maintaining appropriate oversight of the investment managers to each Fund, and its efforts to maintain ongoing regulatory compliance for the Funds. The Board also discussed TPL’s current fee structure and whether such structure would allow the Funds to realize economies of scale as they grow. The Board next considered the investment performance of each Fund and the Advisor’s performance in monitoring the investment managers of the underlying funds. The Board generally approved of each Fund’s performance, noting that the Funds invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that the investment managers of each Fund did not succumb to “style drift” in their management of each Fund’s assets, and that each Fund was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval the Advisor’s ongoing efforts to maintain such consistent investment discipline. The Board also noted with approval that the Advisor’s business was devoted exclusively to serving the Funds, and that the Advisor did not realize any ancillary benefits or profits deriving from its relationship with the Funds. The Board further noted with approval the Advisor’s past activities on monitoring the performance of the underlying Funds’ various investment managers and the promptness and efficiency with which problems were brought to the Board’s attention and responsible remedies offered and executed. After careful discussion and consideration, the Board, including the separate concurrence of the independent Trustees, unanimously cast an affirmative vote, and determined that the renewal of the IA Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the IA Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the IA Agreement renewal.

Barrow, Hanley, Mewhinney & Strauss; Sub-Advisor for the Fixed Income, High Yield Bond, and Defensive Strategies TIPS sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Barrow, Hanley, Mewhinney & Strauss (“BHM&S”), on behalf of the Timothy Plan Fixed Income, High Yield Bond and Defensive Strategies TIPS sleeve Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the BHM&S Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by

Timothy Plan Notes to Financial Statements

[113]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

BHM&S in light of the services provided by BHM&S. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by BHM&S and paid out of the fees received by TPL were fair and reasonable in light of the services provided by BHM&S. In reaching that determination, the Board relied on reports describing the fees paid to BHM&S and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of BHM&S’s services to each Fund, including the investment performance of the Funds under BHM&S’s investment management. The Board generally approved of BHM&S’s performance, noting that the Funds managed by BHM&S invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that BHM&S did not succumb to “style drift” in its management of each Fund’s assets, and that BHM&S was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval BHM&S’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether BHM&S’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the BHM&S Sub-Advisory Agreement because BHM&S was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the BHM&S Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the BHM&S Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the BHM&S Sub-Advisory Agreement renewal.

Westwood Management Corporation; Sub-Advisor to the Large/Mid Cap Value and the Small Cap Value Funds.

The Sub-Advisory Agreement between the Trust, TPL and Westwood Management Corporation (“Westwood”), on behalf of the Timothy Plan Small Cap Value and Large/Mid Cap Value Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Westwood Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Westwood in light of the services provided by Westwood. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Westwood and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Westwood. In reaching that determination, the Board relied on reports describing the fees paid to Westwood and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Westwood’s services to each Fund, including the investment performance of the Funds under Westwood’s investment management. The Board generally approved of Westwood’s performance, noting that the Funds managed by Westwood invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Westwood did not succumb to “style drift” in its management of each Fund’s assets, and that Westwood was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Westwood’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Westwood’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Westwood Sub-Advisory Agreement because Westwood was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Westwood Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Westwood Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Westwood Sub-Advisory Agreement renewal.

Chartwell Investment Partners; Sub-Advisor to the Aggressive Growth and Large/Mid Cap Growth Funds.

The Sub-Advisory Agreement between the Trust, TPL and Chartwell Investment Partners (“Chartwell”), on behalf of the Timothy Plan Aggressive Growth and Large/Mid Cap Growth Funds, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Chartwell Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Chartwell in light of

Timothy Plan Notes to Financial Statements

[114]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

the services provided by Chartwell. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Chartwell and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Chartwell. In reaching that determination, the Board relied on reports describing the fees paid to Chartwell and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Chartwell’s services to each Fund, including the investment performance of the Funds under Chartwell’s investment management. The Board generally approved of Chartwell’s performance, noting that the Funds managed by Chartwell invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Chartwell did not succumb to “style drift” in its management of each Fund’s assets, and that Chartwell was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Chartwell’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Chartwell’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Chartwell Sub-Advisory Agreement because Chartwell was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Chartwell Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Chartwell Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Chartwell Sub-Advisory Agreement renewal.

Eagle Global Advisors; Sub-Advisor to the International Fund and Israel Common Values Fund.

The Sub-Advisory Agreement between the Trust, TPL and Eagle Global Advisors (“Eagle”), on behalf of the Timothy Plan International Fund and Israel Common Values Fund, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Eagle Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Eagle in light of the services provided by Eagle. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Eagle and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Eagle. In reaching that determination, the Board relied on reports describing the fees paid to Eagle and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Eagle’s services to the Funds, including the investment performance of the Funds under Eagle’s investment management. The Board generally approved of Eagle’s performance, noting that the Funds managed by Eagle invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Eagle did not succumb to “style drift” in its management of the Funds’ assets, and that Eagle was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Eagle’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Eagle’s current fee structure would allow the Funds to realize economies of scale as they grow. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Eagle was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Eagle Sub-Advisory Agreement for another one-year period would be in the best interests of the Funds’ shareholders. In approving the renewal of the Eagle Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Eagle Sub-Advisory Agreement renewal.

Brandes Investment Partners; Sub-Advisor to the Emerging Markets Fund.

The Sub-Advisory Agreement between the Trust, TPL and Brandes Investment Partners (“Brandes”), on behalf of the Timothy Plan Emerging Market Fund, was initially approved by the Board at a meeting held for that purpose, among others, on November 18, 2012. The Board considered the following factors in arriving at its conclusions to approve the Brandes Sub-Advisory Agreement. First, the Board considered the fees charged by Brandes in light of the services to be provided by Brandes.

Timothy Plan Notes to Financial Statements

[115]

Notes to Financial Statements

September 30, 2013

Timothy Plan Family of Funds

After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees to be charged by Brandes and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Brandes. In reaching that determination, the Board relied on reports describing the fees paid to Brandes and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Brandes proposed services to the Fund, including the investment performance of other Brandes accounts with similar investment mandates. The Board generally approved of Brandes’ performance, noting that the Fund invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Brandes did not appear to succumb to “style drift” in its management of its client’s assets, and that Brandes was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Brandes’ ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Brandes’ current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Eagle Sub-Advisory Agreement because Brandes was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the approval of the Brandes Sub-Advisory Agreement would be in the best interests of the Fund’s shareholders. In approving the Brandes Sub-Advisory Agreement, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Brandes Sub-Advisory Agreement.

Delaware Management Company; Sub-Advisor to the Defensive Strategies Fund REITs sleeve.

The Sub-Advisory Agreement between the Trust, TPL and Delaware Management Company (“Delaware”), on behalf of the Timothy Plan Defensive Strategies Fund REITs sleeve, was last renewed by the Board at a meeting held for that purpose, among others, on February 22, 2013. The Board considered the following factors in arriving at its conclusions to renew the Delaware Sub-Advisory Agreement for an additional year. First, the Board considered the fees charged by Delaware in light of the services provided by Delaware. After full and careful consideration, the Board, with the independent trustees separately concurring, agreed that the fees charged by Delaware and paid out of the fees received by TPL were fair and reasonable in light of the services provided by Delaware. In reaching that determination, the Board relied on reports describing the fees paid to Delaware and comparing those fees against fees paid to other investment advisors operating under similar circumstances. Next, the Board discussed the nature, extent and quality of Delaware’s services to the Fund, including the investment performance of the Fund under Delaware’s investment management. The Board generally approved of Delaware’s performance, noting that the Fund managed by Delaware invested in a manner that did not rely exclusively on investment performance. Further, the Board noted with approval that Delaware did not succumb to “style drift” in its management of the Fund’s assets, and that Delaware was committed to maintain its investment mandate, even if that meant under performance during periods when that style was out of favor. The Board noted with approval Delaware’s ongoing efforts to maintain such consistent investment discipline. Next, the Board considered whether Delaware’s current fee structure would allow the Fund to realize economies of scale as it grows. The Board decided that this particular factor was moot with respect to the Delaware Sub-Advisory Agreement because Delaware was paid out of the fees paid to TPL. After careful discussion and consideration, the Board, including the independent Trustees separately concurring, unanimously determined that the renewal of the Delaware Sub-Advisory Agreement for another one-year period would be in the best interests of the Fund’s shareholders. In approving the renewal of the Delaware Sub-Advisory Agreement for an additional one year period, the Board did not place specific emphasis on any one factor discussed above, but considered all factors in equal light. Further, the Board had available and availed itself of the assistance of legal counsel at all times during its consideration of the Delaware Sub-Advisory Agreement renewal.

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[116]

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The Timothy Plan, comprising Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, and Timothy Plan Emerging Markets Fund (the “Funds”) as of September 30, 2013, and the related statements of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods then ended, and the financial highlights for each of the years or periods indicated. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Timothy Plan Aggressive Growth Fund, Timothy Plan International Fund, Timothy Plan Large/Mid Cap Growth Fund, Timothy Plan Small Cap Value Fund, Timothy Plan Large/Mid Cap Value Fund, Timothy Plan Fixed Income Fund, Timothy Plan High Yield Bond Fund, Timothy Plan Israel Common Values Fund, Timothy Plan Defensive Strategies Fund, Timothy Plan Strategic Growth Fund, Timothy Plan Conservative Growth Fund, and Timothy Plan Emerging Markets Fund, each a series constituting The Timothy Plan, as of September 30, 2013, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for each of the years or periods indicated, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

November 21, 2013

[117]

Important Tax Information – (UNAUDITED)

September 30, 2013

For the International Fund, in accordance with federal tax law, the fund elects to provide each shareholder with their portion of the fund’s foreign taxes paid and the income sourced from foreign countries. Accordingly, the fund hereby reports the following information regarding its fiscal year ended September 30, 2013:

•	The total amount of taxes paid to foreign countries was $109,637

•	The total amount of income sourced from foreign countries was $955,817.

[118]

Expense Examples – (UNAUDITED)

September 30, 2013

As a shareholder of a Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs”, (in dollars) of investing in each Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of April 1, 2013, through September 30, 2013.

Actual Expenses

The first line of the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

AGGRESSIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,129.20	$9.93
Hypothetical - Class A **	$1,000.00	$1,015.74	$9.40
Actual - Class C *	$1,000.00	$1,123.80	$13.84
Hypothetical - Class C **	$1,000.00	$1,012.03	$13.11
Actual - Class I ***	$1,000.00	$1,015.80	$2.67
Hypothetical - Class I **,***	$1,000.00	$1,003.95	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.86% for Class A and 2.60% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 12.92% for Class A and 12.52% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.61% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Aggressive Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.58% for Class I for the period of August 1, 2013, to September 30, 2013.

[119]

Expense Examples – (UNAUDITED) (Continued)

September 30, 2013

INTERNATIONAL FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,084.00	$9.04
Hypothetical - Class A **	$1,000.00	$1,016.39	$8.74
Actual - Class C *	$1,000.00	$1,080.50	$12.88
Hypothetical - Class C **	$1,000.00	$1,012.68	$12.46
Actual - Class I ***	$1,000.00	$1,022.50	$2.46
Hypothetical - Class I **, ***	$1,000.00	$1,003.95	$4.28

*	Expenses are equal to the Fund’s annualized expense ratio of 1.73% for Class A and 2.47% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 8.40% for Class A and 8.05% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.48% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The International Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 2.25% for Class I for the period of August 1, 2013, to September 30, 2013.

LARGE/MID CAP GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,101.40	$8.38
Hypothetical - Class A **	$1,000.00	$1,017.10	$8.04
Actual - Class C *	$1,000.00	$1,096.60	$12.30
Hypothetical - Class C **	$1,000.00	$1,013.34	$11.81
Actual - Class I ***	$1,000.00	$1,007.20	$2.21
Hypothetical - Class I **, ***	$1,000.00	$1,004.37	$2.21

*	Expenses are equal to the Fund’s annualized expense ratio of 1.59% for Class A and 2.34% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.14% for Class A and 9.66% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.34% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Large/Mid Cap Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.72% for Class I for the period of August 1, 2013, to September 30, 2013.

SMALL CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,153.90	$8.37
Hypothetical - Class A **	$1,000.00	$1,017.30	$7.84
Actual - Class C *	$1,000.00	$1,148.70	$12.39
Hypothetical - Class C **	$1,000.00	$1,013.54	$11.61
Actual - Class I ***	$1,000.00	$1,031.00	$2.17
Hypothetical - Class I **, ***	$1,000.00	$1,004.44	$3.79

*	Expenses are equal to the Fund’s annualized expense ratio of 1.55% for Class A and 2.30% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 15.39% for Class A and 14.87% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.30% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Small Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.10% for Class I for the period of August 1, 2013, to September 30, 2013.

[120]

Expense Examples – (UNAUDITED) (Continued)

September 30, 2013

LARGE/MID CAP VALUE FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,074.90	$7.75
Hypothetical - Class A **	$1,000.00	$1,017.60	$7.54
Actual - Class C *	$1,000.00	$1,070.40	$11.57
Hypothetical - Class C **	$1,000.00	$1,013.89	$11.26
Actual - Class I ***	$1,000.00	$996.70	$2.03
Hypothetical - Class I **, ***	$1,000.00	$1,004.55	$3.67

*	Expenses are equal to the Fund’s annualized expense ratio of 1.49% for Class A and 2.23% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 7.49% for Class A and 7.04% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.24% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Large/Mid Cap Value Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.33)% for Class I for the period of August 1, 2013, to September 30, 2013.

FIXED INCOME FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$976.60	$5.55
Hypothetical - Class A **	$1,000.00	$1,019.45	$5.67
Actual - Class C *	$1,000.00	$972.00	$9.29
Hypothetical - Class C **	$1,000.00	$1,015.64	$9.50
Actual - Class I ***	$1,000.00	$1,009.00	$1.44
Hypothetical - Class I **, ***	$1,000.00	$1,005.13	$3.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.12% for Class A and 1.88% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (2.34)% for Class A and (2.80)% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Fixed Income Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.90% for Class I for the period of August 1, 2013, to September 30, 2013.

HIGH YIELD BOND FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$993.80	$6.65
Hypothetical - Class A **	$1,000.00	$1,018.40	$6.73
Actual - Class C *	$1,000.00	$990.30	$10.33
Hypothetical - Class C **	$1,000.00	$1,014.69	$10.45
Actual - Class I ***	$1,000.00	$1,001.50	$1.78
Hypothetical - Class I **, ***	$1,000.00	$1,004.82	$3.41

*	Expenses are equal to the Fund’s annualized expense ratio of 1.33% for Class A and 2.07% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.62)% for Class A and (0.97)% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The High Yield Bond Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.15% for Class I for the period of August 1, 2013, to September 30, 2013.

[121]

Expense Examples – (UNAUDITED) (Continued)

September 30, 2013

DEFENSIVE STRATEGIES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$935.20	$6.11
Hypothetical - Class A **	$1,000.00	$1,018.75	$6.38
Actual - Class C *	$1,000.00	$932.00	$9.78
Hypothetical - Class C **	$1,000.00	$1,014.94	$10.20
Actual - Class I ***	$1,000.00	$1,000.00	$1.66
Hypothetical - Class I **, ***	$1,000.00	$1,004.90	$3.33

*	Expenses are equal to the Fund’s annualized expense ratio of 1.26% for Class A and 2.02% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (6.48)% for Class A and (6.80)% for Class C for the period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.01% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Defensive Strategies Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 0.00% for Class I for the period of August 1, 2013, to September 30, 2013.

STRATEGIC GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,043.90	$5.53
Hypothetical - Class A **	$1,000.00	$1,019.65	$5.47
Actual - Class C *	$1,000.00	$1,039.20	$9.35
Hypothetical - Class C **	$1,000.00	$1,015.89	$9.25

*	Expenses are equal to the Fund’s annualized expense ratio of 1.08% for Class A and 1.83% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Strategic Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 4.39% for Class A and 3.92% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.

CONSERVATIVE GROWTH FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,014.30	$5.30
Hypothetical - Class A **	$1,000.00	$1,019.80	$5.32
Actual - Class C *	$1,000.00	$1,011.40	$9.08
Hypothetical - Class C **	$1,000.00	$1,016.04	$9.10

*	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class A and 1.80% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Conservative Growth Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 1.43% for Class A and 1.14% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.

[122]

Expense Examples – (UNAUDITED) (Continued)

September 30, 2013

ISRAEL COMMON VALUES FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$1,101.60	$11.80
Hypothetical - Class A **	$1,000.00	$1,013.84	$11.31
Actual - Class C *	$1,000.00	$1,097.50	$15.72
Hypothetical - Class C **	$1,000.00	$1,010.08	$15.07
Actual - Class I ***	$1,000.00	$1,037.70	$3.33
Hypothetical - Class I **, ***	$1,000.00	$1,003.30	$4.92

*	Expenses are equal to the Fund’s annualized expense ratio of 2.24% for Class A and 2.99% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 10.16% for Class A and 9.75% for Class C for the six-month period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 1.99% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Israel Common Values Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 3.77% for Class I for the period of August 1, 2013, to September 30, 2013.

EMERGING MARKETS FUND

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	4/1/2013	9/30/2013	4/1/2013 through 9/30/2013
Actual - Class A *	$1,000.00	$993.40	$9.60
Hypothetical - Class A **	$1,000.00	$1,009.88	$15.27
Actual - Class C *	$1,000.00	$989.60	$11.89
Hypothetical - Class C **	$1,000.00	$1,006.37	$18.76
Actual - Class I ***	$1,000.00	$1,057.20	$9.09
Hypothetical - Class I **, ***	$1,000.00	$1,003.55	$4.68

*	Expenses are equal to the Fund’s annualized expense ratio of 3.03% for Class A and 3.76% for Class C, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 183 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of (0.66)% for Class A and (1.04)% for Class C for the period of April 1, 2013, to September 30, 2013.
**	Assumes a 5% return before expenses.
***	Expenses are equal to the Fund’s annualized expense ratio of 2.78% for Class I, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 60 days/365 days (to reflect the partial year period). The Emerging Markets Fund’s ending account value on the first line of each share class in the table is based on its actual total return of 5.72% for Class I for the period of August 1, 2013, to September 30, 2013.

[123]

Officers and Trustees of the Trust

As of September 30, 2013 (Unaudited)

Timothy Plan Family of Funds

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D. Ally* 1055 Maitland Center Commons Maitland, FL Born: 1942	Chairman and President	Indefinite; Trustee and President since 1994	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell 1055 Maitland Center Commons Maitland, FL Born: 1948	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Secretary of State for the State of Ohio. Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright** 1055 Maitland Center Commons Maitland, FL Born: 1930	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership intereset in TPL.

[124]

Officers and Trustees of the Trust (Continued)

As of September 30, 2013 (Unaudited)

Timothy Plan Family of Funds

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami. Associate Professor Stetson University for past 35 years.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt 1055 Maitland Center Commons Maitland, FL Born: 1947	Trustee	Indefinite; Trustee since 2010	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson 1055 Maitland Center Commons Maitland, FL Born: 1946	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None

[125]

Officers and Trustees of the Trust (Continued)

As of September 30, 2013 (Unaudited)

Timothy Plan Family of Funds

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder 1055 Maitland Center Commons Maitland, FL Born: 1950	Trustee	Indefinite; Trustee since 2005	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson 1055 Maitland Center Commons Maitland, FL Born: 1934	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D. 1055 Maitland Center Commons Maitland, FL Born: 1960	Trustee	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Chairman of Stewardship Studies at Southwestern Baptist Theological Seminary, Ft. Worth, TX. Also serves as Founder and Chairman of the International Center for Biblical Stewardship. Previously, President and CEO of Christian Stewardship Association where he was affiliated for 14 years.		None

[126]

Officers and Trustees of the Trust (Continued)

As of September 30, 2013 (Unaudited)

Timothy Plan Family of Funds

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross 1055 Maitland Center Commons Maitland, FL Born: 1951	Trustee, Vice Chairman	Indefinite; Trustee since 2004	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver** 1055 Maitland Center Commons Maitland, FL Born: 1956	Trustee	Indefinite; Trustee since 2000	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague 1055 Maitland Center Commons Maitland, FL Born: 1973	Trustee	Indefinite; Trustee since 2011	13
	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The Fund’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-800-846-7526.

[127]

Timothy Plan Family of Funds

Privacy Policy

The following is a description of the Trust’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of a Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS

The Fund collects the following nonpublic personal information about you:

1.    Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

2.    Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES

The Fund does not disclose any nonpublic personal information about its current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to its service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY

The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Customer Identification Program

The Board of Trustees of the Trust has approved procedures designed to prevent and detect attempts to launder money as required under the USA PATRIOT Act. The day-to-day responsibility for monitoring and reporting any such activities has been delegated to the transfer agent, subject to the oversight and supervision of the Board.

Disclosures

HOW TO OBTAIN PROXY VOTING INFORMATION

Information regarding how the Funds voted proxies relating to Fund securities during the period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-800-732-0330 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

HOW TO OBTAIN 1ST AND 3RD FISCAL QUARTER PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-800-732-0330.

[128]

BOARD OF TRUSTEES

Arthur D. Ally

Kenneth Blackwell

Joseph E. Boatwright

Rick Copeland

Deborah Honeycutt

Bill Johnson

John C. Mulder

Charles E. Nelson

Scott Preissler

Alan Ross

Mathew D. Staver

Patrice Tsague

OFFICERS

Arthur D. Ally, President

Joseph E. Boatwright, Secretary

INVESTMENT ADVISOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

DISTRIBUTOR

Timothy Partners, Ltd.

1055 Maitland Center Commons

Maitland, FL 32751

TRANSFER AGENT

Gemini Fund Services, LLC

17605 Wright St., Suite 2

Omaha, NE 68130

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

David Jones & Assoc., P.C.

422 Fleming St.

Key West, FL 33040

For additional information or a prospectus, please call: 1-800-846-7526

Visit the Timothy Plan web site on the internet at: www.timothyplan.com

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding the Funds’ objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

HEADQUARTERS

The Timothy Plan

1055 Maitland Center Commons Maitland, Florida 32751

(800) 846-7526

www.timothyplan.com invest@timothyplan.com

SHAREHOLDER SERVICES

Gemini Fund Services, LLC

17605 Wright St., Suite 2 Omaha, NE 68130

(800) 662-0201

Item 2.  Code of Ethics.

(a)            As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)            For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)            Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)            Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)            Posting:  We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)            Availability:  The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3.  Audit Committee Financial Expert.

(a)            The registrant has an Audit committee currently composed of three independent Trustees, Mr. Wesley Pennington, Mr. John Mulder and Mr. Charles Nelson. The registrant’s board of trustees has determined that Mr. Charles Nelson is qualified to serve as an Audit Committee Financial Expert, and has designated him as such.

Item 4.  Principal Accountant Fees and Services.

(a)	Audit Fees

The Timothy Plan
FY 2013	$149,400
FY 2012	$142,700

(b)	Audit-Related Fees

The Timothy Plan	Registrant	Adviser
FY 2013	$0	$0
FY 2012	$0	$0

 Nature of the fees:

(c)	Tax Fees

The Timothy Plan
FY 2013	$0
FY 2012	$0

Nature of the fees:     preparation of the 1120 RIC

(d)	All Other Fees

                                 Registrant

The Timothy Plan
FY 2013	$0
FY 2012	$0

(e)        (1)        Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

             (2)        Percentages of Services Approved by the Audit Committee

 Registrant

Audit-Related Fees:	0%
Tax Fees:	0%
All Other Fees:	0%

(f)            During audit of registrant’s financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant’s engagement were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)            The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant Adviser
FY 2013	$0	$0
FY 2012	$0	$0

(h)             Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5.  Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.  Controls and Procedures.

(a)             Based on an evaluation of the registrant’s disclosure controls and procedures as of November 19, 2010, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)             There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)	Code is filed herewith

(a)(2)

Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    The Timothy Plan

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	12/2/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Arthur D. Ally
Arthur D. Ally, President

Date	12/2/13